UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-07092
                                   ------------------------


               BlackRock Florida Insured Municipal 2008 Term Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   100 BELLEVUE PARKWAY, WILMINGTON, DE                           19809
--------------------------------------------------------------------------------
 (Address of principal executive offices)                      (Zip code)


                           Robert S. Kapito, President
               BlackRock Florida Insured Municipal 2008 Term Trust
                     40 EAST 52ND STREET, NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 302 797-2162
                                                   -----------------------------

Date of fiscal year end: DECEMBER 31, 2003
                        --------------------------------------------------------

Date of reporting period: DECEMBER 31, 2003
                         -------------------------------------------------------

ITEM 1.  REPORTS TO SHAREHOLDERS

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

BlackRock
Closed-End Funds

Annual Report

DECEMBER 31, 2003

================================================================================

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)







NOT FDIC INSURED
MAY LOSE VALUE                                              [LOGO]
NO BANK GUARANTEE                                          BLACKROCK

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1

Trust Summaries ...........................................................    2

Portfolios of Investments .................................................   15

Financial Statements

   Statements of Assets and Liabilities ...................................   53

   Statements of Operations ...............................................   55

   Statements of Changes in Net Assets ....................................   57

Financial Highlights ......................................................   62

Notes to Financial Statements .............................................   75

Independent Auditors' Report ..............................................   80

Directors/Trustees Information ............................................   81

Dividend Reinvestment Plans ...............................................   83

Additional Information ....................................................   84

--------------------------------------------------------------------------------
                        PRIVACY PRINCIPLES OF THE TRUSTS

      The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

      Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

      The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                               December 31, 2003
Dear Shareholder:

      We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts' audited financial statements and a listing of the portfolios' holdings.

      The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

      The following table shows the Trusts' current yields, tax-equivalent yields, closing market prices per share and net asset values ("NAV") per share as of December 31, 2003.

--------------------------------------------------------------------------------------------------------------------------
                                                                                      TAX-          CLOSING
                                                                      CURRENT      EQUIVALENT       MARKET
                     TRUST (TICKER)                                   YIELD(1)      YIELD(1)         PRICE           NAV
--------------------------------------------------------------------------------------------------------------------------
BlackRock Insured Municipal 2008 Term Trust (BRM)                       4.60%         7.08%         $17.27          $17.38
--------------------------------------------------------------------------------------------------------------------------
BlackRock Insured Municipal Term Trust (BMT)                            5.20          8.00           11.06           11.40
--------------------------------------------------------------------------------------------------------------------------
BlackRock Municipal 2018 Term Trust (BPK)                               5.43          8.36           14.36           15.53
--------------------------------------------------------------------------------------------------------------------------
BlackRock Municipal 2020 Term Trust (BKK)                               6.25          9.62           15.00           14.51
--------------------------------------------------------------------------------------------------------------------------
BlackRock Municipal Target Term Trust (BMN)                             5.25          8.08           10.95           10.97
--------------------------------------------------------------------------------------------------------------------------
BlackRock Strategic Municipal Trust (BSD)                               6.50         10.00           14.69           15.91
--------------------------------------------------------------------------------------------------------------------------
BlackRock California Insured Municipal 2008 Term Trust (BFC)            4.52          6.95           17.09           17.19
--------------------------------------------------------------------------------------------------------------------------
BlackRock California Municipal 2018 Term Trust (BJZ)                    5.48          8.43           13.42           14.77
--------------------------------------------------------------------------------------------------------------------------
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)               4.63          7.13           16.19           16.43
--------------------------------------------------------------------------------------------------------------------------
BlackRock Florida Municipal 2020 Term Trust (BFO)                       5.85          9.00           15.39           14.50
--------------------------------------------------------------------------------------------------------------------------
BlackRock New York Insured Municipal 2008 Term Trust (BLN)              4.42          6.80           16.96           17.13
--------------------------------------------------------------------------------------------------------------------------
BlackRock New York Municipal 2018 Term Trust (BLH)                      5.00          7.69           14.70           15.53
--------------------------------------------------------------------------------------------------------------------------
BlackRock Pennsylvania Strategic Municipal Trust (BPS)                  5.87          9.03           15.12           16.09
--------------------------------------------------------------------------------------------------------------------------

(1) Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

      BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2003, BlackRock managed approximately $18 billion in municipal bonds, including six open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

      On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets. Sincerely,


/s/ Laurence D. Fink                              /s/ Ralph L. Schlosstein

Laurence D. Fink                                  Ralph L. Schlosstein
Chief Executive Officer                           President
BlackRock Advisors, Inc.                          BlackRock Advisors, Inc.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST (BRM)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BRM
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 18, 1992
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2008
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $17.27
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $17.38
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($17.27):(1)             4.60%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.06625
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.79500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
               12/31/03      12/31/02       CHANGE          HIGH            LOW
--------------------------------------------------------------------------------
Market Price    $17.27        $16.58          4.16%        $17.80         $16.39
--------------------------------------------------------------------------------
NAV             $17.38        $17.62         (1.36)%       $18.31         $17.21
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                          29%                      30%
--------------------------------------------------------------------------------
Power                                         21                       22
--------------------------------------------------------------------------------
Education                                     14                       11
--------------------------------------------------------------------------------
Tax Revenue                                    9                        8
--------------------------------------------------------------------------------
Transportation                                 7                       10
--------------------------------------------------------------------------------
Industrial & Pollution Control                 6                        2
--------------------------------------------------------------------------------
Lease Revenue                                  5                        4
--------------------------------------------------------------------------------
Hospital                                       4                        7
--------------------------------------------------------------------------------
Water & Sewer                                  4                        4
--------------------------------------------------------------------------------
Housing                                        1                        2
--------------------------------------------------------------------------------

As of December 31, 2003, all long-term investments had ratings of AAA/Aaa by Standard & Poor's ("S&P"), Moody's Investors Service ("Moody's") or Fitch Ratings ("Fitch").

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK INSURED MUNICIPAL TERM TRUST (BMT)

                                TRUST INFORMATION

-------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BMT
-------------------------------------------------------------------------------
Initial Offering Date:                                        February 20, 1992
-------------------------------------------------------------------------------
Termination Date (on or about):                               December 31, 2010
-------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                               $11.06
-------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                    $11.40
-------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($11.06):(1)            5.20%
-------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $ 0.047917
-------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $ 0.575004
-------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                            37%
-------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                12/31/03      12/31/02       CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price     $11.06        $10.94         1.10%        $11.71         $10.40
--------------------------------------------------------------------------------
NAV              $11.40        $11.29         0.97%        $11.90         $10.91
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

-------------------------------------------------------------------------------
SECTOR                                DECEMBER 31, 2003       DECEMBER 31, 2002
-------------------------------------------------------------------------------
City, County & State                         35%                      34%
-------------------------------------------------------------------------------
Education                                    15                       14
-------------------------------------------------------------------------------
Water & Sewer                                14                       13
-------------------------------------------------------------------------------
Power                                        12                       15
-------------------------------------------------------------------------------
Hospital                                     10                       11
-------------------------------------------------------------------------------
Lease Revenue                                 6                        4
-------------------------------------------------------------------------------
Transportation                                6                        4
-------------------------------------------------------------------------------
Tax Revenue                                   2                        3
-------------------------------------------------------------------------------
Housing                                      --                        2
-------------------------------------------------------------------------------

As of December 31, 2003, 99.5% of all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch and the remaining 0.5% was rated A+.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK MUNICIPAL 2018 TERM TRUST (BPK)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BPK
--------------------------------------------------------------------------------
Initial Offering Date:                                         October 26, 2001
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2018
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $14.36
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $15.53
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($14.36):(1)             5.43%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.065
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.780
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                 12/31/03      12/31/02      CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price      $14.36        $13.43        6.92%        $14.91         $13.17
--------------------------------------------------------------------------------
NAV               $15.53        $14.66        5.93%        $15.55         $14.16
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Industrial & Pollution Control                23%                      25%
--------------------------------------------------------------------------------
Hospital                                      21                       18
--------------------------------------------------------------------------------
City, County & State                          12                        8
--------------------------------------------------------------------------------
Tobacco                                       12                       12
--------------------------------------------------------------------------------
Housing                                       10                       12
--------------------------------------------------------------------------------
Power                                          6                        7
--------------------------------------------------------------------------------
Lease Revenue                                  3                        4
--------------------------------------------------------------------------------
Education                                      4                        4
--------------------------------------------------------------------------------
Transportation                                 4                        3
--------------------------------------------------------------------------------
Tax Revenue                                    1                        1
--------------------------------------------------------------------------------
Other                                          4                        6
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN(4)

--------------------------------------------------------------------------------
CREDIT RATING                          DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       15%                      21%
--------------------------------------------------------------------------------
AA/Aa                                          5                        4
--------------------------------------------------------------------------------
A                                             22                       37
--------------------------------------------------------------------------------
BBB/Baa                                       40                       24
--------------------------------------------------------------------------------
BB/Ba                                          2                        4
--------------------------------------------------------------------------------
B                                              4                        2
--------------------------------------------------------------------------------
Not Rated(5)                                  12                        8
--------------------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $18,920,780 representing 5.0% of the Trust's long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK MUNICIPAL 2020 TERM TRUST (BKK)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BKK
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 30, 2003
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2020
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $15.00
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $14.51
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($15.00):(1)             6.25%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                 $ 0.078125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)              $ 0.937500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the Trust's market price and NAV:

                                            ------------------------------------
                                            12/31/03        HIGH            LOW
--------------------------------------------------------------------------------
Market Price                                 $15.00        $15.03         $14.57
--------------------------------------------------------------------------------
NAV                                          $14.51        $14.53         $14.13
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

      --------------------------------------------------------------------
      SECTOR                                             DECEMBER 31, 2003
      --------------------------------------------------------------------
      City, County & State                                      26%
      --------------------------------------------------------------------
      Hospitals                                                 15
      --------------------------------------------------------------------
      Lease Revenue                                             14
      --------------------------------------------------------------------
      Industrial & Pollution Control                            13
      --------------------------------------------------------------------
      Tobacco                                                    9
      --------------------------------------------------------------------
      Education                                                  6
      --------------------------------------------------------------------
      Power                                                      6
      --------------------------------------------------------------------
      Tax Revenue                                                6
      --------------------------------------------------------------------
      Transportation                                             3
      --------------------------------------------------------------------
      Housing                                                    2
      --------------------------------------------------------------------

                               CREDIT BREAKDOWN(4)

      --------------------------------------------------------------------
      CREDIT RATING                                      DECEMBER 31, 2003
      --------------------------------------------------------------------
      AAA/Aaa                                                   22%
      --------------------------------------------------------------------
      AA/Aa                                                     11
      --------------------------------------------------------------------
      A                                                         18
      --------------------------------------------------------------------
      BBB/Baa                                                   34
      --------------------------------------------------------------------
      BB/Ba                                                      1
      --------------------------------------------------------------------
      B                                                          5
      --------------------------------------------------------------------
      Not Rated                                                  9
      --------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK MUNICIPAL TARGET TERM TRUST (BMN)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on the New York Stock Exchange:                                BMN
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 27, 1991
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2006
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $10.95
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $10.97
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($10.95):(1)             5.25%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.047917
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.575004
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                12/31/03      12/31/02       CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price     $10.95        $11.01        (0.54)%       $11.30         $10.75
--------------------------------------------------------------------------------
NAV              $10.97        $11.16        (1.70)%       $11.40         $10.88
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                          39%                      38%
--------------------------------------------------------------------------------
Power                                         13                       13
--------------------------------------------------------------------------------
Transportation                                11                        9
--------------------------------------------------------------------------------
Education                                     10                        9
--------------------------------------------------------------------------------
Lease Revenue                                  7                        6
--------------------------------------------------------------------------------
Water & Sewer                                  7                       10
--------------------------------------------------------------------------------
Housing                                        5                        5
--------------------------------------------------------------------------------
Hospital                                       4                        6
--------------------------------------------------------------------------------
Tax Revenue                                    3                        3
--------------------------------------------------------------------------------
Industrial & Pollution Control                 1                        1
--------------------------------------------------------------------------------

As of December 31, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK STRATEGIC MUNICIPAL TRUST (BSD)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                     BSD
--------------------------------------------------------------------------------
Initial Offering Date:                                           August 25, 1999
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                 $14.69
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                      $15.91
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($14.69):(1)              6.50%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.079585
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.955020
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                              35%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                 12/31/03      12/31/02      CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price      $14.69        $13.78        6.60%        $15.10         $13.25
--------------------------------------------------------------------------------
NAV               $15.91        $15.01        6.00%        $16.10         $14.51
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Hospital                                      19%                      17%
--------------------------------------------------------------------------------
Industrial & Pollution Control                16                       17
--------------------------------------------------------------------------------
City, County & State                          11                       13
--------------------------------------------------------------------------------
Tax Revenue                                    9                       10
--------------------------------------------------------------------------------
Education                                      9                        9
--------------------------------------------------------------------------------
Transportation                                 8                        8
--------------------------------------------------------------------------------
Power                                          8                        9
--------------------------------------------------------------------------------
Housing                                        5                        5
--------------------------------------------------------------------------------
Water & Sewer                                  4                        4
--------------------------------------------------------------------------------
Lease Revenue                                  4                       --
--------------------------------------------------------------------------------
Tobacco                                        3                        4
--------------------------------------------------------------------------------
Other                                          4                        4

                              CREDIT BREAKDOWN(4)

--------------------------------------------------------------------------------
CREDIT RATING                          DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       43%                      40%
--------------------------------------------------------------------------------
AA/Aa                                         10                       16
--------------------------------------------------------------------------------
A                                             12                       12
--------------------------------------------------------------------------------
BBB/Baa                                       15                       10
--------------------------------------------------------------------------------
BB/Ba                                          7                       13
--------------------------------------------------------------------------------
B                                              7                        3
--------------------------------------------------------------------------------
Not Rated(5)                                   6                        6
--------------------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $6,508,720 representing 3.7% of the Trust's long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST (BFC)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BFC
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 18, 1992
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2008
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $17.09
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $17.19
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($17.09):(1)             4.52%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.064375
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.772500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                 ---------------------------------------------------------------
                 12/31/03      12/31/02      CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price      $17.09        $16.44       3.95%         $17.09         $16.02
--------------------------------------------------------------------------------
NAV               $17.19        $17.34      (0.87)%        $18.03         $16.75
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
City, County & State                          22%                      32%
--------------------------------------------------------------------------------
Power                                         18                       18
--------------------------------------------------------------------------------
Lease Revenue                                 19                       13
--------------------------------------------------------------------------------
Education                                     11                        8
--------------------------------------------------------------------------------
Water & Sewer                                 10                        7
--------------------------------------------------------------------------------
Tax Revenue                                    8                        6
--------------------------------------------------------------------------------
Resource Recovery                              5                        1
--------------------------------------------------------------------------------
Transportation                                 4                        9
--------------------------------------------------------------------------------
Hospital                                       3                        3
--------------------------------------------------------------------------------
Industrial & Pollution Control                --                        2
--------------------------------------------------------------------------------
Housing                                       --                        1
--------------------------------------------------------------------------------

As of December 31, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST (BJZ)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BJZ
--------------------------------------------------------------------------------
Initial Offering Date:                                         October 26, 2001
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2018
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $13.42
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $14.77
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($13.42):(1)             5.48%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.06125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.73500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             37%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                ---------------------------------------------------------------
                12/31/03      12/31/02      CHANGE          HIGH           LOW
-------------------------------------------------------------------------------
Market Price     $13.42        $13.40        0.15%         $14.45        $12.87
-------------------------------------------------------------------------------
NAV              $14.77        $14.59        1.23%         $15.15        $13.55
-------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Transportation                                19%                      17%
--------------------------------------------------------------------------------
City, County & State                          18                       23
--------------------------------------------------------------------------------
Lease Revenue                                 15                       15
--------------------------------------------------------------------------------
Tobacco                                       11                       16
--------------------------------------------------------------------------------
Hospital                                      10                        5
--------------------------------------------------------------------------------
Housing                                        7                        7
--------------------------------------------------------------------------------
Education                                      5                        5
--------------------------------------------------------------------------------
Power                                          5                        3
--------------------------------------------------------------------------------
Industrial & Pollution Control                 2                        2
--------------------------------------------------------------------------------
Water & Sewer                                  1                       --
--------------------------------------------------------------------------------
Tax Revenue                                   --                        1
--------------------------------------------------------------------------------
Other                                          7                        6
--------------------------------------------------------------------------------

                                CREDIT BREAKDOWN(4)

--------------------------------------------------------------------------------
CREDIT RATING                          DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       33%                      34%
--------------------------------------------------------------------------------
AA/Aa                                          4                        4
--------------------------------------------------------------------------------
A                                             25                       45
--------------------------------------------------------------------------------
BBB/Baa                                       28                       10
--------------------------------------------------------------------------------
Not Rated(5)                                  10                        7
--------------------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $12,685,095 representing 9.0% of the Trust's long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST (BRF)

                                TRUST INFORMATION

-------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                   BRF
-------------------------------------------------------------------------------
Initial Offering Date:                                       September 18, 1992
-------------------------------------------------------------------------------
Termination Date (on or about):                               December 31, 2008
-------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                               $16.19
-------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                    $16.43
-------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($16.19):(1)            4.63%
-------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                  $ 0.0625
-------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)               $ 0.7500
-------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                              37%
-------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
               12/31/03      12/31/02       CHANGE          HIGH            LOW
--------------------------------------------------------------------------------
Market Price    $16.19        $15.91         1.76%         $16.66         $15.48
--------------------------------------------------------------------------------
NAV             $16.43        $16.41         0.12%         $17.24         $16.10
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Tax Revenue                                   33%                      29%
--------------------------------------------------------------------------------
Education                                     16                       16
--------------------------------------------------------------------------------
Power                                         14                       11
--------------------------------------------------------------------------------
Lease Revenue                                 11                       11
--------------------------------------------------------------------------------
City, County & State                          10                       16
--------------------------------------------------------------------------------
Water & Sewer                                  7                        7
--------------------------------------------------------------------------------
Transportation                                 6                        3
--------------------------------------------------------------------------------
Resource Recovery                              3                        3
--------------------------------------------------------------------------------
Housing                                       --                        3
--------------------------------------------------------------------------------
Other                                         --                        1
--------------------------------------------------------------------------------

As of December 31, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST (BFO)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BFO
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 30, 2003
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2020
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $15.39
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $14.50
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($15.39):(1)             5.85%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.075
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.900
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                              38%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the Trust's market price and NAV:

                                    ------------------------------------
                                    12/31/03        HIGH            LOW
------------------------------------------------------------------------
Market Price                         $15.39        $15.56         $14.82
------------------------------------------------------------------------
NAV                                  $14.50        $14.57         $14.25
------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------
SECTOR                                             DECEMBER 31, 2003
--------------------------------------------------------------------
City, County & State                                      31%
--------------------------------------------------------------------
Water & Sewer                                             21
--------------------------------------------------------------------
Tobacco                                                   11
--------------------------------------------------------------------
Power                                                     11
--------------------------------------------------------------------
Hospitals                                                 10
--------------------------------------------------------------------
Industrial & Pollution Control                             6
--------------------------------------------------------------------
Tax Revenue                                                6
--------------------------------------------------------------------
Transportation                                             3
--------------------------------------------------------------------
Lease Revenue                                              1
--------------------------------------------------------------------

                               CREDIT BREAKDOWN(4)

--------------------------------------------------------------------
CREDIT RATING                                      DECEMBER 31, 2003
--------------------------------------------------------------------
AAA/Aaa                                                   50%
--------------------------------------------------------------------
AA/Aa                                                      1
--------------------------------------------------------------------
A                                                          5
--------------------------------------------------------------------
BBB/Baa                                                   17
--------------------------------------------------------------------
Not Rated(5)                                              27
--------------------------------------------------------------------

(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $2,097,600 representing 2.0% of the Trust's long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST (BLN)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BLN
--------------------------------------------------------------------------------
Initial Offering Date:                                        September 18, 1992
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2008
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $16.96
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $17.13
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($16.96):(1)             4.42%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.0625
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.7500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                             36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

                ----------------------------------------------------------------
                12/31/03      12/31/02       CHANGE          HIGH           LOW
--------------------------------------------------------------------------------
Market Price     $16.96        $16.22         4.56%         $17.15        $15.85
--------------------------------------------------------------------------------
NAV              $17.13        $17.09         0.23%         $17.81        $16.65
--------------------------------------------------------------------------------

The following chart shows the asset composition of the Trust's long-term investments:

                                SECTOR BREAKDOWN

-------------------------------------------------------------------------------
SECTOR                                DECEMBER 31, 2003       DECEMBER 31, 2002
-------------------------------------------------------------------------------
Transportation                               27%                      27%
-------------------------------------------------------------------------------
Education                                    19                       18
-------------------------------------------------------------------------------
City, County & State                         16                       17
-------------------------------------------------------------------------------
Water & Sewer                                11                       11
-------------------------------------------------------------------------------
Hospital                                     10                       11
-------------------------------------------------------------------------------
Tax Revenue                                   6                        4
-------------------------------------------------------------------------------
Power                                         5                        5
-------------------------------------------------------------------------------
Housing                                       3                        4
-------------------------------------------------------------------------------
Lease Revenue                                 3                        3
-------------------------------------------------------------------------------

As of December 31, 2003, all long-term investments had ratings of AAA/Aaa by S&P, Moody's or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST (BLH)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on New York Stock Exchange:                                    BLH
--------------------------------------------------------------------------------
Initial Offering Date:                                         October 26, 2001
--------------------------------------------------------------------------------
Termination Date (on or about):                                December 31, 2018
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                $14.70
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                     $15.53
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($14.70):(1)             5.00%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                   $ 0.06125
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                $ 0.73500
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                               36%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
               12/31/03      12/31/02        CHANGE         HIGH            LOW
--------------------------------------------------------------------------------
Market Price    $14.70        $13.46          9.21%        $15.00         $13.23
--------------------------------------------------------------------------------
NAV             $15.53        $15.11          2.78%        $15.79         $14.22
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Education                                     22%                      21%
--------------------------------------------------------------------------------
Hospital                                      17                       19
--------------------------------------------------------------------------------
City, County & State                          11                       11
--------------------------------------------------------------------------------
Transportation                                11                       14
--------------------------------------------------------------------------------
Tobacco                                       10                       11
--------------------------------------------------------------------------------
Lease Revenue                                  7                        7
--------------------------------------------------------------------------------
Industrial & Pollution Control                 6                       --
--------------------------------------------------------------------------------
Tax Revenue                                    6                        6
--------------------------------------------------------------------------------
Housing                                        4                        5
--------------------------------------------------------------------------------
Power                                          1                        1
--------------------------------------------------------------------------------
Other                                          5                        5
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN(4)

--------------------------------------------------------------------------------
CREDIT RATING                          DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       23%                      25%
--------------------------------------------------------------------------------
AA/Aa                                         37                       40
--------------------------------------------------------------------------------
A                                             19                       24
--------------------------------------------------------------------------------
BBB/Baa                                       13                        3
--------------------------------------------------------------------------------
B                                             --                        3
--------------------------------------------------------------------------------
CCC/Caa                                        3                       --
--------------------------------------------------------------------------------
Not Rated(5)                                   5                        5
--------------------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality.

TRUST SUMMARIES
DECEMBER 31, 2003

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST (BPS)

                                TRUST INFORMATION

--------------------------------------------------------------------------------
Symbol on American Stock Exchange:                                     BPS
--------------------------------------------------------------------------------
Initial Offering Date:                                           August 25, 1999
--------------------------------------------------------------------------------
Closing Market Price as of 12/31/03:                                 $15.12
--------------------------------------------------------------------------------
Net Asset Value as of 12/31/03:                                      $16.09
--------------------------------------------------------------------------------
Yield on Closing Market Price as of 12/31/03 ($15.12):(1)              5.87%
--------------------------------------------------------------------------------
Current Monthly Distribution per Common Share:(2)                    $ 0.073965
--------------------------------------------------------------------------------
Current Annualized Distribution per Common Share:(2)                 $ 0.887580
--------------------------------------------------------------------------------
Leverage as of 12/31/03:(3)                                              35%
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
(2)   The distribution is not constant and is subject to change.
(3)   As a percentage of managed assets.

The table below summarizes the changes in the Trust's market price and NAV:

               -----------------------------------------------------------------
               12/31/03      12/31/02       CHANGE          HIGH            LOW
--------------------------------------------------------------------------------
Market Price    $15.12        $14.33         5.51%         $15.58         $13.74
--------------------------------------------------------------------------------
NAV             $16.09        $15.61         3.07%         $16.57         $15.31
--------------------------------------------------------------------------------

The following charts show the asset composition and credit quality allocations of the Trust's long-term investments:

                                SECTOR BREAKDOWN

--------------------------------------------------------------------------------
SECTOR                                 DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
Education                                     21%                      20%
--------------------------------------------------------------------------------
Hospital                                      20                       18
--------------------------------------------------------------------------------
Transportation                                17                       16
--------------------------------------------------------------------------------
Housing                                       12                       12
--------------------------------------------------------------------------------
Water & Sewer                                  7                       12
--------------------------------------------------------------------------------
City, County & State                           5                        4
--------------------------------------------------------------------------------
Lease Revenue                                  5                        5
--------------------------------------------------------------------------------
Industrial & Pollution Control                 4                        4
--------------------------------------------------------------------------------
Other                                          9                        9
--------------------------------------------------------------------------------

                               CREDIT BREAKDOWN(4)

--------------------------------------------------------------------------------
CREDIT RATING                          DECEMBER 31, 2003       DECEMBER 31, 2002
--------------------------------------------------------------------------------
AAA/Aaa                                       52%                      54%
--------------------------------------------------------------------------------
AA/Aa                                         14                       14
--------------------------------------------------------------------------------
A                                              7                        6
--------------------------------------------------------------------------------
BBB/Baa                                       10                       10
--------------------------------------------------------------------------------
BB/Ba                                          5                        5
--------------------------------------------------------------------------------
Not Rated(5)                                  12                       11
--------------------------------------------------------------------------------

----------
(4)   Using the higher of S&P's, Moody's or Fitch's rating.
(5) The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $4,322,000 representing 9.5% of the Trust's long-term investments.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST (BRM)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--155.1%
                        ALABAMA--2.1%
    AAA      $ 2,410    Auburn Univ., 5.00%, 4/01/09, AMBAC .......................................    No Opt. Call   $  2,682,089
    AAA        6,555    Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA ........    No Opt. Call      7,049,509
                                                                                                                      ------------
                                                                                                                         9,731,598
                                                                                                                      ------------
                        ALASKA--0.9%
    AAA        4,000    Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA ...............................    No Opt. Call      4,195,320
                                                                                                                      ------------
                        ARIZONA--1.9%
    AAA        4,000    Chandler, GO, Zero Coupon, 7/01/08, FGIC ..................................    No Opt. Call      3,549,440
    AAA        1,000    Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC .................................    No Opt. Call      1,081,010
    AAA        4,200    Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC .............................     07/08 @ 101      4,496,142
                                                                                                                      ------------
                                                                                                                         9,126,592
                                                                                                                      ------------
                        CALIFORNIA--2.6%
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    AAA        5,000      3.125%, 5/01/08, FSA ....................................................    No Opt. Call      5,160,250
    AAA        5,000      3.375%, 5/01/09, MBIA ...................................................    No Opt. Call      5,197,600
    AAA        1,890    California Hlth. Facs. Fin. Auth., Marin Gen. Hosp., Ser. A, 5.75%,
                          8/01/09, FSA ............................................................     01/04 @ 102      1,933,980
                                                                                                                      ------------
                                                                                                                        12,291,830
                                                                                                                      ------------
                        COLORADO--2.4%
    AAA        2,000    E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA .................    No Opt. Call      1,499,160
    AAA        1,000    El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC ..    No Opt. Call      1,032,720
    AAA        6,965    Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%,
                          6/01/08, MBIA ...........................................................     06/07 @ 101      7,680,027
    AAA        1,000    Thornton, COP, 3.25%, 12/01/08, AMBAC .....................................    No Opt. Call      1,035,010
                                                                                                                      ------------
                                                                                                                        11,246,917
                                                                                                                      ------------
                        DELAWARE--0.1%
    AAA          650    Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA ..........................    No Opt. Call        669,130
                                                                                                                      ------------
                        DISTRICT OF COLUMBIA--3.6%
                        Dist. of Columbia, GO,
    AAA          195      Ser. B, 5.50%, 6/01/09, FSA .............................................         ETM            224,388
    AAA        2,605      Ser. B, 5.50%, 6/01/09, FSA .............................................    No Opt. Call      2,954,852
    AAA       10,000      Ser. B-1, 5.50%, 6/01/08, AMBAC .........................................    No Opt. Call     11,226,200
    AAA        2,750      Ser. E, 5.875%, 6/01/08, MBIA ...........................................         ETM          2,825,873
                                                                                                                      ------------
                                                                                                                        17,231,313
                                                                                                                      ------------
                        FLORIDA--4.6%
    AAA        2,280    Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA .................    No Opt. Call      2,465,911
    AAA       13,890    Florida Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA ...    No Opt. Call     15,574,302
    AAA        1,300    Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA ................    No Opt. Call      1,450,488
    AAA        2,080    Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA ...................................    No Opt. Call      2,365,355
                                                                                                                      ------------
                                                                                                                        21,856,056
                                                                                                                      ------------
                        GEORGIA--3.5%
    AAA        5,000    Georgia, GO, Ser. E, 5.25%, 2/01/10 .......................................    No Opt. Call      5,685,000
    AAA       10,000    Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC .....    No Opt. Call     10,700,300
                                                                                                                      ------------
                                                                                                                        16,385,300
                                                                                                                      ------------
                        HAWAII--3.7%
                        Hawaii, GO, FSA,
    AAA        6,510      Ser. CY, 4.00%, 2/01/09 .................................................    No Opt. Call      6,941,613
    AAA        8,045      Ser. CZ, 3.25%, 7/01/09 .................................................    No Opt. Call      8,271,547
    AAA        1,880    Honolulu City and Cnty., Ser. A, 5.00%, 3/01/09, MBIA .....................    No Opt. Call      2,096,745
                                                                                                                      ------------
                                                                                                                        17,309,905
                                                                                                                      ------------
                        ILLINOIS--21.4%
    AAA       14,205    Chicago O'Hare Intl. Arpt., Ser. A, 6.25%, 1/01/08, MBIA ..................     01/05 @ 102     15,110,853
                        Chicago Park Dist., Parking Rev., GO,
    AAA        3,290      Ser. A, 3.00%, 1/01/08, FGIC ............................................    No Opt. Call      3,375,968
    AAA        1,750      Ser. A, 3.50%, 1/01/09, FGIC ............................................    No Opt. Call      1,817,690
    AAA        1,000      Ser. C, 3.00%, 1/01/09, AMBAC ...........................................    No Opt. Call      1,015,460

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        ILLINOIS (CONTINUED)
    AAA      $ 2,930    Chicago Proj. & Refunding, Ser. A, 5.00%, 1/01/09, AMBAC ..................    No Opt. Call   $  3,247,407
    AAA        3,105    Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA ....................         ETM          2,906,032
                        Chicago Sch. Fin. Auth., GO, Ser. A, FGIC,
    AAA       13,000      6.25%, 6/01/07 ..........................................................    01/04 @ 101.5    13,239,590
    AAA        9,150      6.25%, 6/01/09 ..........................................................    01/04 @ 101.5     9,318,634
                        Cook Cnty. High Sch., GO,
    AAA        5,980      J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC .................    No Opt. Call      4,944,862
    AAA        2,000      Arlington Heights, 4.50%, 12/01/08, FSA .................................    No Opt. Call      2,181,920
    AAA        8,985    Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08 ................    No Opt. Call      7,798,531
                        Illinois, GO, Ser. 1, MBIA,
    AAA        6,750      3.50%, 7/01/08 ..........................................................    No Opt. Call      7,052,602
    AAA        5,000      3.75%, 7/01/09 ..........................................................    No Opt. Call      5,267,600
    AAA       13,000    Illinois Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC ................    No Opt. Call     13,221,910
    AAA        1,455    Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA .........    No Opt. Call      1,528,172
                        Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
                        Expansion Proj., FGIC,
    AAA        8,385      Zero Coupon, 6/15/08 ....................................................         ETM          7,469,526
    AAA          215      Zero Coupon, 6/15/08 ....................................................    No Opt. Call        189,088
    AAA        1,570      Ser. A, Zero Coupon, 6/15/08 ............................................         ETM          1,398,587
                                                                                                                      ------------
                                                                                                                       101,084,432
                                                                                                                      ------------
                        INDIANA--1.5%
                        Indiana Hlth. Fac. Fin. Auth., Hosp. Rev. & Impvt., Ancilla Sys. Inc., MBIA,
    AAA        3,860      Ser. A, 6.25%, 7/01/08 ..................................................     01/04 @ 101      3,958,006
    AAA        2,965      Ser. B, 6.25%, 7/01/08 ..................................................     01/04 @ 101      3,040,281
                                                                                                                      ------------
                                                                                                                         6,998,287
                                                                                                                      ------------
                        KANSAS--0.2%
    AAA        1,000    Kansas Dev. Fin. Auth., Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC ............    No Opt. Call      1,064,820
                                                                                                                      ------------
                        KENTUCKY--0.7%
    AAA        3,890    Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC ...........    No Opt. Call      3,341,821
                                                                                                                      ------------
                        LOUISIANA--1.3%
    AAA        5,770    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%,
                          5/15/09, MBIA ...........................................................    No Opt. Call      5,971,085
                                                                                                                      ------------
                        MASSACHUSETTS--1.1%
    AAA        4,465(3) Chelsea Sch. Proj. Loan, 6.00%, 6/15/04, AMBAC ............................         N/A          4,651,994
    AAA          565    Massachusetts Hsg. Fin. Agcy. Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC .     01/04 @ 102        572,198
                                                                                                                      ------------
                                                                                                                         5,224,192
                                                                                                                      ------------
                        MICHIGAN--6.4%
    AAA        1,665    Detroit, GO, 3.50%, 4/01/09, MBIA .........................................    No Opt. Call      1,738,276
    AAA        6,315    Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt., Ser. A, 4.00%,
                        5/01/09, FGIC .............................................................    No Opt. Call      6,753,261
                        Lake Orion, Cmnty. Sch. Dist., AMBAC,
    AAA        3,290(3)   6.60%, 5/01/05 ..........................................................         N/A          3,558,300
    AAA        3,285(3)   6.70%, 5/01/05 ..........................................................         N/A          3,557,162
    AAA        3,000    Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA ........................    No Opt. Call      3,228,960
    AAA        2,535    Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA ..............................    No Opt. Call      2,714,706
    AAA        2,695    West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC .............    No Opt. Call      2,822,285
    AAA        2,000    Western Twnshps. Util. Auth. Sewage Disp. Sys., 5.00%, 1/01/09, FGIC ......    No Opt. Call      2,228,540
    AAA        3,400    Wyandotte Elec., 6.25%, 10/01/08, MBIA ....................................    No Opt. Call      3,769,002
                                                                                                                      ------------
                                                                                                                        30,370,492
                                                                                                                      ------------
                        MISSISSIPPI--0.5%
    Aaa        2,175    De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA .........................    No Opt. Call      2,248,428
                                                                                                                      ------------
                        NEVADA--5.2%
    AAA       16,270    Clark Cnty. Sch. Dist, Ser. A, 4.00%, 6/01/09, FGIC .......................    No Opt. Call     17,373,594
    AAA        2,245    Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC .................    No Opt. Call      2,467,771
                        Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
    AAA        2,085      Zero Coupon, 1/01/09 ....................................................    No Opt. Call      1,773,668
    AAA        3,585      Zero Coupon, 1/01/10 ....................................................    No Opt. Call      2,909,873
                                                                                                                      ------------
                                                                                                                        24,524,906
                                                                                                                      ------------
                        NEW JERSEY--7.9%
                        Monmouth Cnty. Impvt. Auth., Gov't. Loan,
    AAA        1,220      3.10%, 4/15/09, AMBAC ...................................................    No Opt. Call      1,252,586
    AAA        1,000      5.00%, 12/01/08, FSA ....................................................    No Opt. Call      1,117,820

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        NEW JERSEY (CONTINUED)
                        New Jersey Econ. Dev. Auth., Ser. A, MBIA,
    AAA        1,220      Econ. Recovery Fund, 4.50%, 3/15/09 .....................................    No Opt. Call   $  1,331,569
    AAA      $30,275(3)   Mkt. Transp. Fac. Rev., 5.80%, 7/01/04 ..................................         N/A         31,580,458
    AAA        1,750    New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. C, 5.25%,
                        12/15/08, AMBAC ...........................................................    No Opt. Call      1,969,328
                                                                                                                      ------------
                                                                                                                        37,251,761
                                                                                                                      ------------
                        NEW MEXICO--1.1%
    AAA        2,030    Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA ........................    No Opt. Call      2,121,350
    AAA        3,285    New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.80%, 6/01/08, MBIA ...........    No Opt. Call      3,118,664
                                                                                                                      ------------
                                                                                                                         5,240,014
                                                                                                                      ------------
                        NEW YORK--14.7%
    AAA        2,000    Erie Cnty., Public Impvt., Ser. A, 4.50%, 3/15/09, FGIC ...................    No Opt. Call      2,191,060
    AAA       15,915    New York, GO, Ser. F, 5.25%, 9/15/09, MBIA ................................     09/08 @ 101     17,811,909
                        New York City, GO, MBIA,
    AAA        5,000      Ser. E, 6.125%, 8/01/06 .................................................    No Opt. Call      5,524,600
    AAA       15,500      Ser. E, 6.20%, 8/01/07 ..................................................    No Opt. Call     17,577,000
    AAA        5,000      Ser. G, 5.75%, 2/01/08 ..................................................    02/06 @ 101.5     5,457,650
    AAA        4,250    New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.50%,
                        2/15/09, AMBAC ............................................................    No Opt. Call      4,407,887
                        New York Env. Fac. Corp., PCR, Ser. D,
    AAA        7,080(3)   6.50%, 11/15/04 .........................................................         N/A          7,549,051
    AAA        1,110      6.50%, 5/15/07 ..........................................................     11/04 @ 102      1,180,240
    AAA        3,395    New York Thruway Auth., Svc. Contract Rev., Local Hwy. & Brdg.,
                          Ser. A, 5.40%, 1/01/09, MBIA ............................................     01/05 @ 102      3,588,583
    AAA        4,000    Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA ....................    No Opt. Call      4,093,760
                                                                                                                      ------------
                                                                                                                        69,381,740
                                                                                                                      ------------
                        NORTH CAROLINA--8.4%
    AAA        1,000(3) Cumberland Cnty., COP, Civic Ctr. Proj., Ser. A, 6.375%, 12/01/04, AMBAC ..         N/A          1,067,520
                        No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B,
    AAA       13,500      6.125%, 1/01/09, FGIC ...................................................    No Opt. Call     15,715,620
    AAA        5,000      7.00%, 1/01/08, CAPMAC ..................................................    No Opt. Call      5,875,550
    AAA       14,675      7.25%, 1/01/07, CAPMAC ..................................................    No Opt. Call     16,879,038
                                                                                                                      ------------
                                                                                                                        39,537,728
                                                                                                                      ------------
                        OHIO--1.2%
    AAA        2,410(3) Cleveland, GO, 6.40%, 11/15/04, MBIA ......................................         N/A          2,567,614
                        Ohio Bldg. Auth., Ser. A,
    AAA        1,000(3)   Juvenile Correctional Proj., 6.50%, 10/01/04, AMBAC .....................         N/A          1,060,070
    AAA        2,000      Workers Comp. Facs., 5.00%, 4/01/09, FGIC ...............................    No Opt. Call      2,239,300
                                                                                                                      ------------
                                                                                                                         5,866,984
                                                                                                                      ------------
                        OREGON--1.9%
    AAA        1,285    Lane Cnty. Sch. Dist., No. 4, 3.00%, 1/01/09, FSA .........................    No Opt. Call      1,315,159
                        Oregon Dept. of Admin. Svcs., FSA,
    AAA        2,905      COP, 5.00%, 11/01/08 ....................................................    No Opt. Call      3,201,310
    AAA        2,255      Lottery Rev., Ser. C, 3.125%, 4/01/09 ...................................    No Opt. Call      2,318,659
    AAA        2,000    Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA ........    No Opt. Call      2,122,740
                                                                                                                      ------------
                                                                                                                         8,957,868
                                                                                                                      ------------
                        PENNSYLVANIA--12.1%
    Aaa        1,460    Bensalem Twp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC ........................    No Opt. Call      1,501,990
    AAA        1,500    Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC ..........................    No Opt. Call      1,618,005
                        Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
    AAA        8,480      Ser. A, 6.25%, 7/01/08 ..................................................     01/04 @ 101      8,587,272
    AAA        4,290      Ser. B, 6.25%, 7/01/08 ..................................................         ETM          4,710,334
    AAA        3,500    Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp., Ser. A, 6.00%,
                          6/01/06, MBIA ...........................................................    No Opt. Call      3,854,550
    AAA       16,250    Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC ...............    No Opt. Call     16,755,050
                        Pennsylvania Dept. of Gen. Svcs., COP, FSA,
    AAA        2,075      4.50%, 5/01/08 ..........................................................    No Opt. Call      2,258,140
    AAA        2,120      4.50%, 11/01/08 .........................................................    No Opt. Call      2,317,754
    AAA        2,165      4.50%, 5/01/09 ..........................................................    No Opt. Call      2,368,726
    AAA        2,220      4.50%, 11/01/09 .........................................................    No Opt. Call      2,434,785
    AAA        3,175    Philadelphia, GO, 4.10%, 9/15/08, FSA .....................................    No Opt. Call      3,407,632
    AAA        3,125    Pittsburgh Pub. Parking Auth., Parking Rev., 3.25%, 12/01/08, AMBAC .......    No Opt. Call      3,241,750

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        PENNSYLVANIA (CONTINUED)
    AAA      $ 3,955    West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA ...........     07/07 @ 100   $  4,122,494
                                                                                                                      ------------
                                                                                                                        57,178,482
                                                                                                                      ------------
                        SOUTH CAROLINA--0.8%
    AAA        2,020    Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA .............................    No Opt. Call      2,093,063
    AAA        1,705    Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC ..................    No Opt. Call      1,788,153
                                                                                                                      ------------
                                                                                                                         3,881,216
                                                                                                                      ------------
                        TENNESSEE--0.2%
    AAA        1,000    Clarksville Wtr., Swr & Gas Rev., 4.30%, 2/01/09, FSA .....................    No Opt. Call      1,080,470
                                                                                                                      ------------
                        TEXAS--24.1%
    AAA        5,380    Austin, GO, Pub. Impvt., 3.50%, 9/01/08, FSA ..............................    No Opt. Call      5,641,898
                        Austin Util. Sys.,
    AAA       11,515      Ser. A, Zero Coupon, 11/15/08, MBIA .....................................    No Opt. Call     10,021,504
    AAA        5,000      Ser. A, Zero Coupon, 11/15/09, AMBAC ....................................    No Opt. Call      4,162,000
    AAA        5,000      Ser. A, Zero Coupon, 11/15/09, MBIA .....................................    No Opt. Call      4,162,000
    AAA        5,000      6.625%, 11/15/08, AMBAC .................................................    No Opt. Call      5,941,700
                        Coppell Indpt. Sch. Dist., MBIA,
    AAA        1,430      6.10%, 8/15/09 ..........................................................         ETM          1,690,246
    AAA          620      6.10%, 8/15/09 ..........................................................     02/04 @ 100        623,143
    AAA        2,500    Dallas Wtrwks. & Swr. Sys., 3.50%, 4/01/09, FSA ...........................    No Opt. Call      2,603,800
    AAA        2,000    Houston, Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA ......................    No Opt. Call      2,232,640
    AAA        4,390    Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC ....................    No Opt. Call      3,682,727
                        Lower Colorado River Auth.,
    AAA        2,010      3.50%, 5/15/09, MBIA ....................................................    No Opt. Call      2,095,325
    AAA        2,690      5.25%, 5/15/09, FSA .....................................................    No Opt. Call      3,038,086
    AAA        1,650    Lubbock Cnty., 3.50%, 2/15/09, FGIC .......................................    No Opt. Call      1,722,534
    AAA        1,500    North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA ....................    No Opt. Call      1,663,965
    AAA        6,000    San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC ...............         ETM          4,894,560
    AAA        9,050    Tarrant Regl. Wtr. Dist., Impvt., 3.50%, 3/01/09, FSA .....................    No Opt. Call      9,420,055
                        Texas Mun. Pwr. Agcy.,
    AAA          820      Zero Coupon, 9/01/08, AMBAC .............................................         ETM            722,805
    AAA       14,180      Zero Coupon, 9/01/08, AMBAC .............................................    No Opt. Call     12,412,889
    AAA          875      Zero Coupon, 9/01/09, AMBAC .............................................         ETM            739,445
    AAA       15,300      Zero Coupon, 9/01/09, AMBAC .............................................    No Opt. Call     12,817,422
    AAA        7,000      5.00%, 9/01/10, FGIC ....................................................     09/04 @ 100      7,164,010
                        Texas Pub. Fin. Auth.,
    AAA        2,270      3.50%, 2/01/09, FGIC ....................................................    No Opt. Call      2,361,390
    AAA        3,000      Ser. A, 5.50%, 2/01/09, AMBAC ...........................................     02/08 @ 101      3,378,210
    AAA        5,900      Ser. B, 6.25%, 2/01/09, AMBAC ...........................................    No Opt. Call      6,903,000
    AAA        1,825    Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA .........................    No Opt. Call      2,035,550
    AAA        2,275    Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08 ........................    No Opt. Call      1,994,015
                                                                                                                      ------------
                                                                                                                       114,124,919
                                                                                                                      ------------
                        UTAH--3.6%
                        Intermountain Pwr. Agcy., Sply., Ser. B, MBIA,
    AAA        2,215      6.00%, 7/01/07 ..........................................................         ETM          2,521,534
    AAA        1,285      6.00%, 7/01/07 ..........................................................    No Opt. Call      1,455,391
    AAA        1,550(3) Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.05%, 10/01/04, MBIA ...........         N/A          1,622,617
    AAA       10,300(3) Utah, GO, Ser. F, 5.00%, 7/01/07 ..........................................         N/A         11,379,440
                                                                                                                      ------------
                                                                                                                        16,978,982
                                                                                                                      ------------
                        WASHINGTON--10.3%
    AAA        1,250    Clark Cnty. Pub. Util. Dist., No. 1 Elec. Rev., 5.00%, 1/01/09, MBIA ......    No Opt. Call      1,386,637
                        King Cnty., GO,
    AAA        3,060      Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA ............................    No Opt. Call      3,202,259
    AAA       12,850      Ser. D, 5.55%, 12/01/08, MBIA ...........................................     12/07 @ 102     14,619,574
    AAA        5,710    Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA ..............................    No Opt. Call      6,099,251
                        Washington Hlth. Care Fac. Auth., Catholic Hlth. Initiatives, Ser. A, MBIA,
    AAA        1,010      5.30%, 12/01/08 .........................................................    No Opt. Call      1,135,462
    AAA        1,000      5.40%, 12/01/10 .........................................................     06/10 @ 101      1,142,710
    AAA        2,045    Washington Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA ...............    No Opt. Call      2,172,547
                        Washington Pub. Pwr. Sply.,
    AAA       11,000      Ser. A, 5.80%, 7/01/07, FSA .............................................    No Opt. Call     12,365,210
    AAA        5,550      Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA .........................    No Opt. Call      5,051,166
    AAA        2,000      Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA .........................    No Opt. Call      1,745,860
                                                                                                                      ------------
                                                                                                                        48,920,676
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        WEST VIRGINIA--1.4%
    AAA      $ 1,550    West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A,
                          4.25%, 6/01/08, MBIA ....................................................    No Opt. Call    $ 1,669,862
                        West Virginia Higher Ed. Policy Comm. Rev., Ser. A, MBIA,
    AAA        2,455      State College Fac., 5.00%, 4/01/09 ......................................    No Opt. Call      2,735,974
    AAA        2,135      Univ. Facs., 5.00%, 4/01/09 .............................................    No Opt. Call      2,379,351
                                                                                                                      ------------
                                                                                                                         6,785,187
                                                                                                                      ------------
                        WISCONSIN--3.1%
                        Wisconsin, GO,
    AAA        7,705      Ser. A, 4.00%, 5/01/09, FGIC ............................................    No Opt. Call      8,214,763
    AAA        6,080      Ser. C, 4.00%, 5/01/09, MBIA ............................................    No Opt. Call      6,482,253
                                                                                                                      ------------
                                                                                                                        14,697,016
                                                                                                                      ------------
                        WYOMING--0.6%
                        Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
    AAA        1,270      3.75%, 1/15/09 ..........................................................    No Opt. Call      1,335,557
    AAA        1,395      3.75%, 7/15/09 ..........................................................    No Opt. Call      1,466,494
                                                                                                                      ------------
                                                                                                                         2,802,051
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $ 680,127,340) ..........................                    733,557,518
                                                                                                                      ------------

                        SHORT-TERM INVESTMENTS--0.1%
                        VIRGINIA--0.1%
    A1+          400(4) Loudoun Cnty. Indl. Dev. Auth., Howard Hughes Med., Ser. C, 1.30%,
                          1/02/04, FRDD (cost $400,000) ...........................................         N/A            400,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--155.2% (COST $680,527,340) .............................                   $733,957,518
                        Other assets in excess of liabilities--2.1% ...............................                      9,907,797
                        Preferred shares at redemption value, including dividends payable--(57.3)%                    (271,080,787)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $472,784,528
                                                                                                                      ============

(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 95.1% of the Trust's total investments.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC     --  American Municipal Bond Assurance Corporation
CAPMAC    --  Capital Markets Assurance Company
COP       --  Certificate of Participation
ETM       --  Escrowed to Maturity
FGIC      --  Financial Guaranty Insurance Company
FRDD      --  Floating Rate Daily Demand
FSA       --  Financial Security Assurance
GO        --  General Obligation
MBIA      --  Municipal Bond Insurance Association
PCR       --  Pollution Control Revenue
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK INSURED MUNICIPAL TERM TRUST (BMT)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--155.0%
                        ALABAMA--0.9%
    AAA      $ 1,410    Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.50%, 3/01/11, MBIA ..    No Opt. Call   $  1,539,635
    AAA        1,000    Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA .......    No Opt. Call      1,082,200
                                                                                                                      ------------
                                                                                                                         2,621,835
                                                                                                                      ------------
                        ALASKA--7.8%
                        Anchorage, GO, Ser. B,
    AAA       14,345      4.125%, 7/01/11, MBIA ...................................................    No Opt. Call     15,194,368
    AAA        6,000      4.625%, 7/01/10, FGIC ...................................................    No Opt. Call      6,567,000
    AAA        1,260    Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC ............................    No Opt. Call      1,316,410
                                                                                                                      ------------
                                                                                                                        23,077,778
                                                                                                                      ------------
                        ARIZONA--4.4%
    AAA        1,000    Arizona St. Univ., 4.20%, 7/01/11, FGIC ...................................    No Opt. Call      1,073,120
    AAA        1,030    Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC ....................................    No Opt. Call      1,082,633
    AAA        6,340    Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC ..............................     07/08 @ 101      6,684,959
    AAA        4,180    Univ. of Arizona Med. Ctr., Hosp. Rev., 6.25%, 7/01/10, MBIA ..............     01/04 @ 101      4,232,877
                                                                                                                      ------------
                                                                                                                        13,073,589
                                                                                                                      ------------
                        ARKANSAS--0.5%
    AAA        1,500    Little Rock, Cap. Impvt., 4.00%, 4/01/11, FSA .............................    No Opt. Call      1,586,970
                                                                                                                      ------------
                        CALIFORNIA--8.3%
                        California, GO, FGIC,
    AAA        4,355(3)   6.80%, 11/01/04 .........................................................         N/A          4,645,043
    AAA          145      6.80%, 11/01/10 .........................................................     11/04 @ 102        154,196
                        California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
    AAA        5,000      3.60%, 5/01/10, AMBAC ...................................................    No Opt. Call      5,185,600
    AAA        3,500      3.70%, 5/01/11, MBIA ....................................................    No Opt. Call      3,613,540
    AAA        6,100    Contra Costa Trans. Auth., Sales Tax Rev., 6.50%, 3/01/09, FGIC ...........         ETM          7,107,903
    AAA        3,065    Los Angeles Cnty., Asset Leasing Corp., 6.05%, 12/01/10, AMBAC ............    No Opt. Call      3,654,767
                                                                                                                      ------------
                                                                                                                        24,361,049
                                                                                                                      ------------
                        COLORADO--1.2%
    AAA        3,245    Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA .........................    No Opt. Call      3,418,543
                                                                                                                      ------------
                        DELAWARE--0.4%
    AAA        1,015    Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA ..........................    No Opt. Call      1,060,086
                                                                                                                      ------------
                        DISTRICT OF COLUMBIA--3.9%
    AAA       10,000    Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA ........................    No Opt. Call     11,457,000
                                                                                                                      ------------
                        FLORIDA--0.9%
    AAA        2,320    Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA ...................................    No Opt. Call      2,682,152
                                                                                                                      ------------
                        GEORGIA--1.7%
    AAA        5,000    Henry Cnty. Hosp. Auth., Ser. B, 6.375%, 7/01/09, FGIC ....................     01/04 @ 101      5,063,550
                                                                                                                      ------------
                        HAWAII--4.5%
    AAA       11,080    Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC .................................     03/07 @ 102     12,252,818
    AAA        1,000    Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC ........................    No Opt. Call      1,057,550
                                                                                                                      ------------
                                                                                                                        13,310,368
                                                                                                                      ------------
                        ILLINOIS--16.1%
                        Chicago, GO, Ser. A,
    AAA        4,000      4.375%, 1/01/11, AMBAC ..................................................    No Opt. Call      4,326,200
    AAA        1,790      5.00%, 1/01/11, MBIA ....................................................    No Opt. Call      2,005,892
                        Chicago Park Dist., Parking Rev., GO, Ser. A, FGIC,
    AAA        3,120      3.50%, 1/01/10 ..........................................................    No Opt. Call      3,230,448
    AAA        3,695      4.00%, 1/01/11 ..........................................................    No Opt. Call      3,909,716
    AAA        1,000    Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC ................    No Opt. Call      1,089,360
    AAA        1,750    Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC ...............    No Opt. Call      1,892,730
                        Du Page Cnty. Forest Presvtn. Dist.,
    AAA        5,000      Zero Coupon, 11/01/10 ...................................................    No Opt. Call      3,932,300
    AAA       11,965      Zero Coupon, 11/01/11 ...................................................    No Opt. Call      8,947,188

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        ILLINOIS (CONTINUED)
                        Illinois, GO, Ser. 1,
    AAA      $ 1,500      4.50%, 2/01/11, FGIC ....................................................    No Opt. Call    $ 1,632,480
    AAA        2,000      4.50%, 4/01/11, FSA .....................................................    No Opt. Call      2,174,960
    AAA        4,000      5.25%, 2/01/11, FGIC ....................................................    No Opt. Call      4,542,560
    AAA        5,000    Illinois Edl. Fac. Auth., 5.70%, 7/01/13, FGIC ............................     01/04 @ 102      5,128,150
    AAA        2,265    Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA .........    No Opt. Call      2,396,619
    AAA        1,025    Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC ............................    No Opt. Call      1,059,973
    AAA        1,075    Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC .............................    No Opt. Call      1,158,506
                                                                                                                      ------------
                                                                                                                        47,427,082
                                                                                                                      ------------
                        INDIANA--3.8%
    AAA        2,635    Indiana Mun. Pwr. Agcy., Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC ...    No Opt. Call      2,867,012
                        Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wtrwks. Proj., Ser. A, MBIA,
    AAA        2,085      4.25%, 7/01/10 ..........................................................    No Opt. Call      2,242,605
    AAA        2,815      4.375%, 1/01/11 .........................................................    No Opt. Call      3,040,876
    AAA        2,950      4.375%, 7/01/11 .........................................................    No Opt. Call      3,181,545
                                                                                                                      ------------
                                                                                                                        11,332,038
                                                                                                                      ------------
                        KANSAS--0.7%
                        Kansas Dev. Fin. Auth., Pub. Wtr. Sply., AMBAC,
    AAA        1,025      4.125%, 4/01/10 .........................................................    No Opt. Call      1,101,506
    AAA        1,000      4.25%, 4/01/11 ..........................................................    No Opt. Call      1,078,130
                                                                                                                      ------------
                                                                                                                         2,179,636
                                                                                                                      ------------
                        KENTUCKY--3.4%
    AAA       12,675    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero
                          Coupon, 10/01/10, MBIA ..................................................    No Opt. Call     10,050,641
                                                                                                                      ------------
                        LOUISIANA--2.1%
    AAA        6,010    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%,
                          5/15/11, MBIA ...........................................................    No Opt. Call      6,319,335
                                                                                                                      ------------
                        MASSACHUSETTS--3.4%
    AAA        7,865(3) Massachusetts, GO, Ser. C, 6.70%, 11/01/04, FGIC ..........................         N/A          8,304,418
    AAA        1,725    Massachusetts Hlth. & Edl. Facs. Auth., So. Shore Hosp., Ser. D, 6.50%,
                          7/01/10, MBIA ...........................................................     01/04 @ 101      1,765,365
                                                                                                                      ------------
                                                                                                                        10,069,783
                                                                                                                      ------------
                        MICHIGAN--4.1%
                        Detroit, GO, MBIA,
    AAA        1,580      4.00%, 4/01/10 ..........................................................    No Opt. Call      1,677,391
    AAA        1,955      4.00%, 4/01/11 ..........................................................    No Opt. Call      2,057,970
                        Michigan Mun. Bd. Auth.,
    AAA          900      Ser. A, 6.50%, 11/01/12, MBIA ...........................................     01/04 @ 101        912,600
    AAA          730      Ser. B, 6.45%, 11/01/07, AMBAC ..........................................     11/04 @ 102        774,472
    AAA          730      Ser. B, 6.65%, 11/01/09, AMBAC ..........................................     11/04 @ 102        775,654
    AAA        1,310(3)   Ser. G, 6.45%, 11/01/04, AMBAC ..........................................         N/A          1,393,526
    AAA        1,320(3)   Ser. G, 6.65%, 11/01/04, AMBAC ..........................................         N/A          1,406,301
    AAA        2,810    Wyandotte City Sch. Dist., Bldg. & Site, 4.00%, 5/01/11, FSA ..............    No Opt. Call      2,967,079
                                                                                                                      ------------
                                                                                                                        11,964,993
                                                                                                                      ------------
                        MINNESOTA--1.8%
    AAA        2,800    Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA ........    No Opt. Call      2,968,112
    A+         2,180    So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11 .....................         ETM          2,246,446
                                                                                                                      ------------
                                                                                                                         5,214,558
                                                                                                                      ------------
                        NEVADA--3.2%
    AAA        4,185(3) Clark Cnty. Sch. Dist., GO, 6.75%, 12/15/04, FGIC .........................         N/A          4,449,325
                        Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
    AAA        3,795      Zero Coupon, 1/01/11 ....................................................    No Opt. Call      2,930,765
    AAA        2,870      Zero Coupon, 1/01/12 ....................................................    No Opt. Call      2,094,755
                                                                                                                      ------------
                                                                                                                         9,474,845
                                                                                                                      ------------
                        NEW JERSEY--0.3%
    AAA        1,000    Monmouth Cnty. Impvt. Auth., Govt. Loan, 3.375%, 12/01/10, FSA ............    No Opt. Call      1,026,990
                                                                                                                      ------------
                        NEW MEXICO--3.9%
    AAA        1,750    Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA ....................     08/09 @ 100      1,953,105
                        New Mexico Fin. Auth., Pub. Proj., Ser. A, MBIA,
    AAA        1,444      3.40%, 6/01/11 ..........................................................    No Opt. Call      1,463,927
    AAA        1,625      4.20%, 6/01/10 ..........................................................    No Opt. Call      1,747,541
    AAA        3,625      4.30%, 6/01/11 ..........................................................    No Opt. Call      3,893,722
    AAA        2,230    New Mexico Hwy. Comn., Ser. B, 4.75%, 6/15/11, AMBAC ......................    No Opt. Call      2,462,232
                                                                                                                      ------------
                                                                                                                        11,520,527
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        NEW YORK--15.6%
    AAA      $ 8,950    Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC ...    No Opt. Call   $ 10,336,355
    AAA        4,500(3) New York City, GO, Ser. B1, 6.95%, 8/15/04, MBIA ..........................         N/A          4,706,640
                        New York Env. Fac. Corp., PCR, Ser. D,
    AAA        5,145(3)   6.70%, 11/15/04 .........................................................         N/A          5,494,654
    AAA        1,010      6.70%, 5/15/09 ..........................................................     11/04 @ 102      1,075,630
    AAA        4,180(3)   6.80%, 11/15/04 .........................................................         N/A          4,467,625
    AAA          785      6.80%, 5/15/10 ..........................................................     11/04 @ 102        836,677
                        New York Med. Care Fac. Fin., New York Hosp., Ser. A, AMBAC,
    AAA        9,715(3)   6.60%, 2/15/05 ..........................................................         N/A         10,498,321
    AAA        2,695(3)   6.625%, 2/15/05 .........................................................         N/A          2,913,052
    AAA        5,000    New York St. Thruway Auth., St. Personal Income Tax Rev., Ser. A,
                          5.00%, 3/15/11, FSA .....................................................    No Opt. Call      5,618,900
                                                                                                                      ------------
                                                                                                                        45,947,854
                                                                                                                      ------------
                        OHIO--0.7%
    AAA        1,000    Akron, GO, 4.00%, 12/01/10, MBIA ..........................................    No Opt. Call      1,067,740
    AAA        1,015    Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC ........................    No Opt. Call      1,063,669
                                                                                                                      ------------
                                                                                                                         2,131,409
                                                                                                                      ------------
                        OREGON--3.8%
    AAA        1,995    Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA ..........................    No Opt. Call      2,079,767
    AAA        1,000    Oregon Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA ...    No Opt. Call      1,024,470
                        Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
    AAA        3,820      4.00%, 6/15/10 ..........................................................    No Opt. Call      4,085,987
    AAA        3,720      4.00%, 6/15/11 ..........................................................    No Opt. Call      3,949,003
                                                                                                                      ------------
                                                                                                                        11,139,227
                                                                                                                      ------------
                        PENNSYLVANIA--9.5%
    AAA        2,430    Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC ........................    No Opt. Call      2,597,184
    AAA        4,285    Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj.,
                          Ser. B, 6.25%, 7/01/08, MBIA ............................................         ETM          4,704,844
    AAA        7,500    Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                          Ser. A, 5.25%, 8/01/10, FSA .............................................     08/09 @ 101      8,397,225
    AAA        2,100    Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC ..........................    No Opt. Call      2,389,611
    AAA        7,000    Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC ..............................     09/05 @ 100      7,401,030
    AAA        1,075    State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA ...    No Opt. Call      1,191,939
    AAA        1,250    Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA ................................    No Opt. Call      1,332,212
                                                                                                                      ------------
                                                                                                                        28,014,045
                                                                                                                      ------------
                        RHODE ISLAND--1.9%
    AAA        5,000    Rhode Island & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC ...         ETM          5,425,900
    AAA          235    Rhode Island Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%,
                          10/01/10, MBIA ..........................................................     04/04 @ 101        240,271
                                                                                                                      ------------
                                                                                                                         5,666,171
                                                                                                                      ------------
                        SOUTH CAROLINA--5.1%
    AAA       14,925    Piedmont Mun. Pwr. Agcy., Elec. Rev., 6.30%, 1/01/11, MBIA ................     01/04 @ 101     15,114,100
                                                                                                                      ------------
                        TENNESSEE--0.8%
                        Clarksville Wtr., Swr. & Gas, FSA,
    AAA        1,005      4.45%, 2/01/10 ..........................................................    No Opt. Call      1,093,350
    AAA        1,100      4.65%, 2/01/11 ..........................................................    No Opt. Call      1,209,032
                                                                                                                      ------------
                                                                                                                         2,302,382
                                                                                                                      ------------
                        TEXAS--14.0%
    AAA        1,090    Addison, GO, 3.375%, 2/15/11, FGIC ........................................    No Opt. Call      1,108,301
                        Bexar Met. Wtr. Dist., Wtrwrks. Sys., FSA,
    AAA        1,085      3.70%, 5/01/10 ..........................................................    No Opt. Call      1,134,042
    AAA        1,090      3.80%, 5/01/11 ..........................................................    No Opt. Call      1,137,491
    AAA        2,500    Dallas Ft. Worth Regl. Arpt., Ser. A, 7.375%, 11/01/10, FGIC ..............     05/04 @ 102      2,593,475
    AAA        2,000    Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC ..............................    No Opt. Call      2,159,780
                        Harris Cnty., GO,
    AAA        1,500      Ser. A, 5.00%, 10/01/10, FSA ............................................    No Opt. Call      1,683,690
    AAA          330      Ser. B, Zero Coupon, 8/15/08, FGIC ......................................         ETM            292,697
    AAA        2,255      Ser. B, Zero Coupon, 8/15/08, FGIC ......................................    No Opt. Call      1,976,485
    AAA        2,000    Houston, GO, Ser. A1, 5.00%, 3/01/11, MBIA ................................    No Opt. Call      2,240,880
    AAA        2,490    Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%,
                          3/01/11, FGIC ...........................................................    No Opt. Call      2,707,228
    AAA       10,440    Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC ............    No Opt. Call      8,231,314

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        TEXAS (CONTINUED)
    AAA      $ 5,550    Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11 ..................    No Opt. Call    $ 4,293,757
    AAA        4,000    Texas Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA ...............................    No Opt. Call      4,596,480
    AAA        2,245    Texas Pub. Fin. Auth., 4.00%, 2/01/11, FGIC ...............................    No Opt. Call      2,368,071
    AAA        1,250    Texas Tech. Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC ....................    No Opt. Call      1,398,025
    AAA        1,630    Texas Univ. Sys. Fin., 3.50%, 3/15/11, FSA ................................    No Opt. Call      1,668,598
    AAA        1,500    Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA .............................    No Opt. Call      1,590,705
                                                                                                                      ------------
                                                                                                                        41,181,019
                                                                                                                      ------------
                        UTAH--2.7%
    AAA        3,470    Intermountain Pwr. Agcy., Sply., Ser. A, 5.25%, 7/01/11, MBIA .............     07/09 @ 101      3,911,766
    AAA        1,450(3) Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.15%, 10/01/04, MBIA ...........         N/A          1,518,991
    AAA        3,175    Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10,
                          AMBAC ...................................................................    No Opt. Call      2,525,998
                                                                                                                      ------------
                                                                                                                         7,956,755
                                                                                                                      ------------
                        WASHINGTON--12.5%
    AAA        7,345    Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch., 4.50%, 12/01/10, FSA ..    No Opt. Call      8,022,723
    AAA        1,000    Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA .........................    No Opt. Call      1,092,270
    AAA        3,000    Clark Cnty. Pub. Util. Dist. No. 1, Elec. Rev., 4.50%, 1/01/11, AMBAC .....    No Opt. Call      3,256,290
    AAA        2,040    Clark Cnty. Sch. Dist. No. 114, Evergreen, GO, 4.125%, 12/01/10, FSA ......    No Opt. Call      2,180,842
    AAA        1,010    Tacoma, GO, 4.625%, 12/01/10, FGIC ........................................    No Opt. Call      1,111,020
                        Washington, GO, MBIA,
    AAA        5,000      Ser. A, 5.50%, 7/01/11 ..................................................     07/09 @ 100      5,653,300
    AAA        1,505      Ser. R, 3.125%, 1/01/11 .................................................    No Opt. Call      1,504,518
                        Washington Pub. Pwr. Sply. Sys., MBIA,
    AAA        1,300      Ser. B, Zero Coupon, 7/01/10 ............................................    No Opt. Call      1,032,434
    AAA        9,160      Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10 .......................         ETM          7,483,995
    AAA        3,745      Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10 .......................    No Opt. Call      2,974,204
    AAA        2,280    Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA ................    No Opt. Call      2,490,376
                                                                                                                      ------------
                                                                                                                        36,801,972
                                                                                                                      ------------
                        WEST VIRGINIA--3.4%
                        West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, MBIA,
    AAA        3,705      4.50%, 6/01/10 ..........................................................    No Opt. Call      4,046,675
    AAA        4,420      4.50%, 6/01/11 ..........................................................    No Opt. Call      4,817,844
    AAA        1,170    West Virginia Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC .....................    No Opt. Call      1,237,603
                                                                                                                      ------------
                                                                                                                        10,102,122
                                                                                                                      ------------
                        WISCONSIN--5.6%
    AAA        1,045    Appleton Wtrwks., 4.375%, 1/01/11, FGIC ...................................    No Opt. Call      1,126,124
                        Wisconsin Clean Wtr., Ser. 2, MBIA,
    AAA        4,640      4.00%, 6/01/10 ..........................................................    No Opt. Call      4,933,202
    AAA        9,850      4.00%, 6/01/11 ..........................................................    No Opt. Call     10,413,124
                                                                                                                      ------------
                                                                                                                        16,472,450
                                                                                                                      ------------
                        WYOMING--2.1%
                        Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
    AAA        1,325      4.00%, 1/15/10 ..........................................................    No Opt. Call      1,404,129
    AAA        1,450      4.00%, 7/15/10 ..........................................................    No Opt. Call      1,534,404
    AAA        1,480      4.00%, 1/15/11 ..........................................................    No Opt. Call      1,560,690
    AAA        1,510      4.00%, 7/15/11 ..........................................................    No Opt. Call      1,587,282
                                                                                                                      ------------
                                                                                                                         6,086,505
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $421,798,697) ...........................                    457,209,359
                                                                                                                      ------------

                       See Notes to Financial Statements.

               SHARES
                (000)                                    DESCRIPTION                                                       VALUE
==================================================================================================================================
                        MONEY MARKET FUND--1.4%
               4,050    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $4,050,000) ......                   $  4,050,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--156.3% (COST $425,848,697) .............................                   $461,259,359
                        Other assets in excess of liabilities--1.4% ...............................                      4,192,338
                        Preferred shares at redemption value, including dividends payable--(57.8)%                    (170,424,011)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $295,027,686
                                                                                                                      ============

(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 93.3% of the Trust's total investments.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC     --  American Municipal Bond Assurance Corporation
COP       --  Certificate of Participation
ETM       --  Escrowed to Maturity
FGIC      --  Financial Guaranty Insurance Company
FSA       --  Financial Security Assurance
GO        --  General Obligation
MBIA      --  Municipal Bond Insurance Association
PCR       --  Pollution Control Revenue
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK MUNICIPAL 2018 TERM TRUST (BPK)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--153.1%
                        ALABAMA--4.9%
                        Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj.,
   Baa2      $ 5,000      6.15%, 6/01/19 ..........................................................     06/05 @ 102   $  5,185,200
    BBB        1,000      Proj. A, 5.90%, 2/01/17 .................................................     02/04 @ 102      1,019,610
    A2         5,845    Huntsville Hlth. Care Auth., Ser. A, 5.625%, 6/01/22 ......................     06/12 @ 101      5,999,834
                                                                                                                      ------------
                                                                                                                        12,204,644
                                                                                                                      ------------
                        ARIZONA--1.5%
    AA         5,000    Glendale Cnty., 2.00%, 7/01/18 ............................................     07/13 @ 100      3,832,100
                                                                                                                      ------------
                        CALIFORNIA--2.1%
     A         1,750    Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13 ....................    No Opt. Call      1,758,050
    B-         3,460    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 .................................................     12/12 @ 102      3,427,199
                                                                                                                      ------------
                                                                                                                         5,185,249
                                                                                                                      ------------
                        CONNECTICUT--2.9%
   Baa3        3,750(3) Mashantucket Western Pequot Tribe, Spec. Rev., Ser. B, 5.75%, 9/01/18 .....     09/07 @ 102      3,930,862
   BBB-        3,150    Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 6.00%, 1/01/16 .........     01/11 @ 101      3,330,401
                                                                                                                      ------------
                                                                                                                         7,261,263
                                                                                                                      ------------
                        DELAWARE--6.0%
    NR        14,000(3) Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52 ................     10/14 @ 100     14,811,860
                                                                                                                      ------------
                        FLORIDA--7.6%
   Baa1        1,585    Capital Trust Agy. Mult. Fam., American Opp., Ser. A, 5.75%, 6/01/23 ......     06/13 @ 102      1,536,293
    NR         4,750    Live Oak Cmnty. Dev. Dist., No. 1, Spl. Assmt., Ser. B, 5.30%, 5/01/08 ....    No Opt. Call      4,787,002
    NR         5,150    Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13     No Opt. Call      5,197,792
    NR         1,030    Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13 ..........................    No Opt. Call      1,046,233
    NR         6,005    Village Cmnty. Dev., Assmt. Rev., Ser. B, 5.40%, 5/01/07                       No Opt. Call      6,088,169
                                                                                                                      ------------
                                                                                                                        18,655,489
                                                                                                                      ------------
                        GEORGIA--2.3%
                        Gainesville & Hall Cnty. Hosp. Auth., Northeast Georgia Hlth. Sys. Inc. Proj.,
     A         2,700      5.25%, 5/15/18 ..........................................................     05/11 @ 100      2,744,199
     A         2,800      5.50%, 5/15/21 ..........................................................     05/11 @ 100      2,867,704
                                                                                                                      ------------
                                                                                                                         5,611,903
                                                                                                                      ------------
                        ILLINOIS--20.5%
    AAA        5,000    Chicago O'Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA ..................     01/12 @ 100      5,468,800
                        Illinois Dev. Fin. Auth.,
     A        12,500      Adventist Hlth. Sys. Sunbelt Obl., 5.50%, 11/15/20 ......................     11/09 @ 101     12,699,125
    A2        10,000      PCR, Ser. C, 5.95%, 8/15/26 .............................................     12/06 @ 101     10,261,300
    BBB        5,980    Illinois Edl. Facs. Auth., Student Hsg., Edl. Adv. Fund, Univ. Ctr. Proj.,
                          6.00%, 5/01/22 ..........................................................     05/12 @ 101      6,086,145
    A2         5,000    Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22 ......     01/13 @ 100      5,174,000
                        Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., AMBAC,
    AAA        1,885      Zero Coupon, 6/15/19 ....................................................     06/15 @ 101      1,467,755
    AAA        1,985      Zero Coupon, 6/15/20 ....................................................     06/15 @ 101      1,540,658
    AAA        2,090      Zero Coupon, 6/15/21 ....................................................     06/15 @ 101      1,609,614
                        Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
    AAA        4,625      Zero Coupon, 1/01/18 ....................................................   01/12 @ 72.424     2,406,017
    AAA        4,100      Zero Coupon, 1/01/19 ....................................................   01/12 @ 67.935     2,008,918
    AAA        2,950      Zero Coupon, 1/01/21 ....................................................   01/12 @ 60.037     1,262,895
    AAA        1,700      Zero Coupon, 1/01/22 ....................................................   01/12 @ 56.453       680,255
                                                                                                                      ------------
                                                                                                                        50,665,482
                                                                                                                      ------------
                        INDIANA--7.6%
    AA        13,970    Indiana Hlth. Fac. Fin. Auth., Sisters of St. Francis, 5.75%, 11/01/21 ....     11/11 @ 101     14,765,871
   Baa2        4,000    Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21 .........................     08/11 @ 102      3,950,560
                                                                                                                      ------------
                                                                                                                        18,716,431
                                                                                                                      ------------
                        LOUISIANA--1.7%
    NR         4,000    Louisiana Pub. Facs. Auth., Dept. of Pub. Safety, 5.875%, 6/15/14 .........     06/10 @ 100      4,108,920
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        MICHIGAN--8.9%
    BBB      $ 5,000    Dickinson Cnty. Econ. Dev. Corp., PCR, Champion Intl. Corp. Proj., 5.85%,
                          10/01/18 ................................................................     01/04 @ 102   $  5,109,800
    A1         5,450    Michigan Hosp. Fin. Auth., Henry Ford Hlth. Sys., Ser. A, 6.00%, 11/15/19 .     11/09 @ 101      5,776,291
    BB         9,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 .........................     07/07 @ 101      9,388,080
                        Pontiac Tax Increment Fin. Auth., ACA,
     A           700      Dev. Area 2, 5.625%, 6/01/22 ............................................     06/12 @ 101        741,832
     A         1,000      Dev. Area 3, 5.375%, 6/01/17 ............................................     06/12 @ 101      1,055,760
                                                                                                                      ------------
                                                                                                                        22,071,763
                                                                                                                      ------------
                        MISSISSIPPI--4.2%
    BBB        9,000    Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A,
                          6.80%, 4/01/22 ..........................................................    No Opt. Call     10,472,850
                                                                                                                      ------------
                        NEVADA--2.5%
    NR         1,100    Las Vegas Spec. Imp. Dist. No. 809, Summerlin Area, 5.35%, 6/01/17 ........     06/04 @ 103      1,073,886
   BBB+        5,000    Nevada Dept. of Bus. & Ind., Republic Svc. Inc. Proj., 5.625%, 12/01/26 ...    No Opt. Call      5,200,800
                                                                                                                      ------------
                                                                                                                         6,274,686
                                                                                                                      ------------
                        NEW HAMPSHIRE--4.0%
    AAA        7,000    New Hampshire Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C,
                          5.45%, 5/01/21, MBIA ....................................................     05/12 @ 101      7,690,830
    A+         2,025    New Hampshire Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24      10/11 @ 101      2,131,495
                                                                                                                      ------------
                                                                                                                         9,822,325
                                                                                                                      ------------
                        NEW JERSEY--13.0%
                        New Jersey Econ. Dev. Auth.,
     B         4,065      Continental Airlines Inc. Proj., 7.00%, 11/15/30 ........................     11/10 @ 101      3,737,605
     B         6,750      Continental Airlines Inc. Proj., 7.20%, 11/15/30 ........................     11/10 @ 101      6,358,770
   Baa3        8,410      Kapkowski Road Landfill Proj., 5.50%, 4/01/16 ...........................    No Opt. Call      8,614,531
    BBB       15,000    Tobacco Settlement Fin. Corp., 6.00%, 6/01/37 .............................     06/12 @ 100     13,404,450
                                                                                                                      ------------
                                                                                                                        32,115,356
                                                                                                                      ------------
                        NEW YORK--1.1%
    BBB        2,750    New York Cntys. Tobacco Trust III, Tobacco Settlement Rev., 5.00%, 6/01/27     No Opt. Call      2,746,508
                                                                                                                      ------------
                        NORTH CAROLINA--1.7%
    A3         4,000    Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17      02/12 @ 101      4,183,200
                                                                                                                      ------------
                        OHIO--2.2%
   Baa1        5,000    Ohio, PCR, Gen. Motors Corp. Proj., 5.625%, 3/01/15 .......................    No Opt. Call      5,322,350
                                                                                                                      ------------
                        PENNSYLVANIA--6.7%
                        Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
    AAA        5,000      5.50%, 10/01/18 .........................................................     10/11 @ 101      5,556,800
    AAA        5,000      5.50%, 10/01/19 .........................................................     10/11 @ 101      5,521,500
                        West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
   BBB+        2,500      5.90%, 12/15/18 .........................................................     12/11 @ 100      2,712,700
   BBB+        2,650      6.00%, 12/15/22 .........................................................     12/11 @ 100      2,847,293
                                                                                                                      ------------
                                                                                                                        16,638,293
                                                                                                                      ------------
                        SOUTH CAROLINA--3.5%
    NR         3,500    Lancaster Cnty., Assmnt. Rev., Edgewater Imp. Dist., Ser. B, 6.125%, 11/01/14                 No Opt. Call
                          3,542,035
    BBB        5,000    South Carolina Jobs Econ. Dev. Auth., Hosp. Fac. Rev., Palmetto Hlth.
                          Alliance, Ser. A, 6.125%, 8/01/23 .......................................     08/13 @ 100      5,112,700
                                                                                                                      ------------
                                                                                                                         8,654,735
                                                                                                                      ------------
                        SOUTH DAKOTA--5.8%
    BBB       15,000    Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32 ...     06/12 @ 101     14,272,800
                                                                                                                      ------------
                        TENNESSEE--2.2%
    AAA       12,000    Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero
                          Coupon, 1/01/19, FSA ....................................................   01/13 @ 71.667     5,464,320
                                                                                                                      ------------
                        TEXAS--23.4%
    BBB        2,000    Alliance Arpt. Auth. Inc., Fed. Express Corp. Proj., 6.375%, 4/01/21 ......     04/06 @ 102      2,133,980
                        Birdville Indpt. Sch. Dist., GO,
    AAA        1,615      Zero Coupon, 2/15/18 ....................................................    No Opt. Call        838,847
    AAA        1,815      Zero Coupon, 2/15/19 ....................................................    No Opt. Call        888,098
    AAA        2,625      Zero Coupon, 2/15/20 ....................................................    No Opt. Call      1,207,867
    AAA        2,500      Zero Coupon, 2/15/21 ....................................................    No Opt. Call      1,079,875
    BBB       12,625    Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36 ......    No Opt. Call     13,199,059
    NR         4,305    Dallas Cnty. Flood Control, 6.75%, 4/01/16 ................................     04/13 @ 100      4,386,106
                        Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
    AAA        5,000      5.875%, 11/01/17 ........................................................     11/11 @ 100      5,585,600
    AAA        5,000      5.875%, 11/01/18 ........................................................     11/11 @ 100      5,564,350

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        TEXAS (CONTINUED)
                        Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev., Arborstone/Baybrook
                          Oaks, Ser. A,
   Baa1      $12,695      5.55%, 11/01/18 .........................................................     11/11 @ 102   $ 12,915,005
   Baa1        9,800      5.75%, 11/01/22 .........................................................     11/11 @ 102      9,960,818
                                                                                                                      ------------
                                                                                                                        57,759,605
                                                                                                                      ------------
                        WASHINGTON--4.8%
                        Energy Northwest Wind Proj.,
    A-         5,000      Ser. A, 6.00%, 7/01/23 ..................................................     01/07 @ 103      5,277,050
    A-         6,175      Ser. B, 5.875%, 7/01/20 .................................................     01/07 @ 103      6,539,757
                                                                                                                      ------------
                                                                                                                        11,816,807
                                                                                                                      ------------
                        WISCONSIN--12.0%
    BBB       14,500    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ..........................     06/12 @ 100     13,623,620
                        Wisconsin Hlth. & Edl. Facs. Auth.,
    A+         5,000      Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/21 ........................     10/11 @ 101      5,097,200
     A        10,000      Wheaton Franciscan Svcs., 6.25%, 8/15/22 ................................     02/12 @ 101     10,866,300
                                                                                                                      ------------
                                                                                                                        29,587,120
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $365,093,288)                                                378,256,059
                                                                                                                      ------------
                        SHORT-TERM INVESTMENTS--1.0%
                        CALIFORNIA--0.8%
   VMIG1       2,000(4) Long Beach Unified Sch. Dist., COP, Cap. Impvt. Refdg. Proj., 1.25%,
                          1/02/04, AMBAC, FRWD ....................................................         N/A          2,000,000
                                                                                                                      ------------

             ----------
               SHARES
                (000)
             ----------
                        MONEY MARKET FUND--0.2%
                 550    AIM Tax Free Investment Co. Cash Reserve Portfolio ........................         N/A            550,000
                                                                                                                      ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $2,550,000) ............................                      2,550,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--154.1% (COST $367,643,288) .............................                   $380,805,916
                        Other assets in excess of liabilities--1.6% ...............................                      3,851,872
                        Preferred shares at redemption value, including dividends payable--(55.7)%                    (137,625,996)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $247,031,792
                                                                                                                      ============

(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 7.6% of its net assets, with a current market value of $18,742,722, in securities restricted as to resale.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.


--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

ACA       --  American Capital Access
AMBAC     --  American Municipal Bond Assurance Corporation
COP       --  Certificate of Participation
FGIC      --  Financial Guaranty Insurance Company
FRWD      --  Floating Rate Weekly Demand
FSA       --  Financial Security Assurance
GO        --  General Obligation
MBIA      --  Municipal Bond Insurance Association
PCR       --  Pollution Control Revenue
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK MUNICIPAL 2020 TERM TRUST (BKK)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--136.3%
                        CALIFORNIA--21.2%
    AAA      $ 5,000    California Hlth. Fac. Fin. Auth., Cottage Hlth. Sys., Ser. B, 5.00%,
                          11/01/23, MBIA ..........................................................     11/13 @ 100   $  5,146,050
                        California St, GO,
   Baa1       12,000      5.00%, 11/01/22 .........................................................     11/13 @ 100     11,955,120
   Baa1       12,500      5.125%, 11/01/23 ........................................................     11/13 @ 100     12,536,125
                        Golden St. Tobacco Sec. Corp.,
    BBB        3,000      Ser. A-1, 6.625%, 6/01/40 ...............................................     06/13 @ 100      2,905,950
    BBB          975      Ser. A-3, 7.875%, 6/01/42 ...............................................     06/13 @ 100      1,049,129
    BBB        1,500      Ser. A-5, 7.875%, 6/01/42 ...............................................     06/13 @ 100      1,614,045
    BBB       20,000      Ser. B, 5.375%, 6/01/28 .................................................     06/10 @ 100     19,727,600
    BBB        2,000      Tobacco Settlement Rev., Ser. A-1, 6.75%, 6/01/39 .......................     06/13 @ 100      1,970,820
    B-         3,035    Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
                          Ser. C, 7.50%, 12/01/24 .................................................     12/12 @ 102      3,006,228
    AAA        6,865    Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA ..    No Opt. Call      2,185,473
                                                                                                                      ------------
                                                                                                                        62,096,540
                                                                                                                      ------------
                        COLORADO--0.6%
    AAA        4,500    E-470 Pub. Hwy. Auth., Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA ...    No Opt. Call      1,750,140
                                                                                                                      ------------
                        CONNECTICUT--0.9%
   BBB-        2,500    Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.125%, 1/01/23 ..........     01/14 @ 100      2,492,350
                                                                                                                      ------------
                        DISTRICT OF COLUMBIA--3.5%
                        Dist. of Columbia, Friendship Pub. Charter Sch. Inc., ACA
     A         3,320      5.00%, 6/01/23 ..........................................................     06/14 @ 100      3,321,029
     A         2,680      5.75%, 6/01/18 ..........................................................     06/14 @ 100      2,929,052
    BBB        4,215    Tobacco Settlement Fin. Corp., 6.50%, 5/15/33 .............................    No Opt. Call      4,049,435
                                                                                                                      ------------
                                                                                                                        10,299,516
                                                                                                                      ------------
                        FLORIDA--8.7%
    NR         4,445    Grand Hampton Cmnty. Dev. District, Cap. Impvt., 6.10%, 5/01/24 ...........     05/13 @ 101      4,467,269
    NR         3,000    Sterling Hill Cmnty. Dev. Dist., Ser. B, 5.50%, 11/01/10 ..................    No Opt. Call      3,035,640
    NR         8,000    Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13     No Opt. Call      8,074,240
    NR         4,000    Village Cmnty. Dev. Dist. No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22 .     05/13 @ 101      4,035,600
    NR         6,000    Westchester Comnty. Dev. Dist No. 1, Spl. Assmt, 6.00%, 5/01/23 ...........     05/13 @ 101      5,988,960
                                                                                                                      ------------
                                                                                                                        25,601,709
                                                                                                                      ------------
                        GEORGIA--3.9%
    BBB        2,350    Richmond Cnty. Dev. Auth., Env. Impvt., 5.75%, 11/01/27 ...................     11/13 @ 100      2,382,689
    AA         8,620    Savannah Hosp. Auth., St. Joseph/Chandler Hlth. Sys., 5.25%, 7/01/23, RAA .     01/14 @ 100      8,969,627
                                                                                                                      ------------
                                                                                                                        11,352,316
                                                                                                                      ------------
                        ILLINOIS--8.3%
    AAA       14,000    Illinois Dev. Fin. Auth., Gas Supply Rev., Ser. E, 4.875%, 11/01/38, AMBAC      11/13 @ 101     14,211,260
    AA+        4,800    Illinois Edl. Fac. Auth., Northwestern Univ., 5.00%, 12/01/21 .............     12/13 @ 100      5,011,200
    AAA       13,455    Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place
                          Expansion Proj., Ser. A, Zero Coupon, 6/15/22, MBIA .....................    No Opt. Call      5,213,274
                                                                                                                      ------------
                                                                                                                        24,435,734
                                                                                                                      ------------
                        KANSAS--1.0%
    AAA        6,440    Wyandotte Cnty., Unified Gov't. Spl. Oblig., Intl. Speedway, Zero
                          Coupon, 12/01/20, MBIA ..................................................    No Opt. Call      2,850,666
                                                                                                                      ------------
                        KENTUCKY--3.5%
     B         6,635    Kenton Cnty. Arpt. Brd., Delta Airlines, 7.125%, 2/01/21 ..................     02/04 @ 101      6,368,207
    BBB        3,750    Maysville Solid Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22 ..     09/13 @ 102      3,946,200
                                                                                                                      ------------
                                                                                                                        10,314,407
                                                                                                                      ------------
                        LOUISIANA--0.7%
    BBB        2,000    De Soto Parish, Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27 .................     11/13 @ 100      2,027,660
                                                                                                                      ------------
                        MARYLAND--1.1%
    NR         3,000    Frederick Cnty. Spec. Oblig., Urbana Cmnty. Dev. Auth., 6.625%, 7/01/25 ...     07/07 @ 102      3,133,260
                                                                                                                      ------------
                        MICHIGAN--1.8%
    BB         5,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 .........................     07/07 @ 101      5,215,600
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        MISSISSIPPI--1.0%
    BBB      $ 3,000    Warren Cnty. Env. Impvt, Intl. Paper, Ser. A, 5.85%, 11/01/27 .............     11/13 @ 100   $  3,041,490
                                                                                                                      ------------
                        NEW HAMPSHIRE--1.7%
   BBB+        5,000    New Hampshire Hlth., Elliot Hosp., Ser. B, 5.60%, 10/01/22 ................     10/13 @ 100      4,969,800
                                                                                                                      ------------
                        NEW JERSEY--14.9%
                        New Jersey Econ. Dev. Auth.,
     B        10,000      Continental Airlines Inc. Proj., 7.00%, 11/15/30 ........................     11/10 @ 101      9,194,600
     B         1,500      Continental Airlines Inc. Proj., 9.00%, 6/01/33 .........................     06/13 @ 101      1,606,185
   Baa3        7,500      Kapkowski Road Landfill Proj., 6.50%, 4/01/31 ...........................    No Opt. Call      8,380,050
   Baa1        4,000    New Jersey Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp.,
                          Ser. A, 5.75%, 7/01/23 ..................................................     07/13 @ 100      4,134,880
    BBB       20,325    Tobacco Settlement Fin. Corp., 7.00%, 6/01/41 .............................     06/13 @ 100     20,506,502
                                                                                                                      ------------
                                                                                                                        43,822,217
                                                                                                                      ------------
                        NEW YORK--18.5%
                        Battery Park City Auth., Ser. A,
    AAA        8,000      5.00%, 11/01/23 .........................................................     11/13 @ 100      8,349,440
    AAA        5,000      5.00%, 11/01/24 .........................................................     11/13 @ 100      5,190,100
    BBB        3,750    New York Cntys. Tobacco Trust III, Tobacco Settlement Rev., 5.00%, 6/01/27     No Opt. Calll     3,745,238
                        Tobacco Settlement Fin. Corp.,
    AAA       20,000      Ser. A-1, 5.25%, 6/01/22, AMBAC .........................................     06/13 @ 100     21,161,000
    AA-        4,000      Ser. C-1, 5.50%, 6/01/20 ................................................     06/13 @ 100      4,273,400
    AA-        7,000      Ser. C-1, 5.50%, 6/01/21 ................................................     06/13 @ 100      7,456,400
    AA-        4,000      Ser. C-1, 5.50%, 6/01/22 ................................................     06/13 @ 100      4,254,520
                                                                                                                      ------------
                                                                                                                        54,430,098
                                                                                                                      ------------
                        OHIO--4.8%
                        Cuyahoga Cnty., Cleveland Clinic Hlth. Sys.,
    A1         3,000      6.00%, 1/01/19 ..........................................................     07/13 @ 100      3,295,440
    A1        10,000      6.00%, 1/01/20 ..........................................................     07/13 @ 100     10,936,700
                                                                                                                      ------------
                                                                                                                        14,232,140
                                                                                                                      ------------
                        PENNSYLVANIA--5.9%
    A-        10,000    Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20 .............     09/13 @ 100     10,544,700
   BBB+        6,680    Pennsylvania St. Higher Edl. Fac., La Salle Univ., 5.50%, 5/01/26 .........     05/13 @ 100      6,812,665
                                                                                                                      ------------
                                                                                                                        17,357,365
                                                                                                                      ------------
                        RHODE ISLAND--0.7%
    BBB        2,000    St. Hlth. & Edl. Bldg. Corp., Hosp. Fin., Ser. A, 5.875%, 9/15/23 .........     09/08 @ 100      1,984,420
                                                                                                                      ------------
                        TEXAS--8.2%
    BBB        1,100    Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38 .    No Opt. Call      1,214,136
    BBB        3,500    Port Corpus Christi Indl. Dev. Corp., Valero Convertible, Ser. C, 5.40%,
                          4/01/18 .................................................................     04/08 @ 102      3,546,445
   Baa1        5,000    Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev., Arborstone/Baybrook Oaks,
                          Ser. A, 5.85%, 11/01/31 .................................................     11/11 @ 102      5,012,100
                        Texas St. Tpke. Auth., Central Texas Tpke. Sys., Ser. A, AMBAC,
    AAA        7,990      Zero Coupon, 8/15/21 ....................................................    No Opt. Call      3,338,782
    AAA       18,450      Zero Coupon, 8/15/24 ....................................................    No Opt. Call      6,267,465
                        Weatherford Indpt. Sch. Dist.,
    AAA        6,945      Zero Coupon, 2/15/23 ....................................................   02/11 @ 50.236     2,460,961
    AAA        6,945      Zero Coupon, 2/15/24 ....................................................   02/11 @ 47.435     2,311,990
                                                                                                                      ------------
                                                                                                                        24,151,879
                                                                                                                      ------------
                        VIRGINIA--4.3%
    NR         5,000    Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25     03/14 @ 102      5,016,000
   BBB-        7,500    Mecklenburg Cnty Ind. Dev. Auth., Exempt FAC-UAE LP Proj, 6.50%, 10/15/17 .     10/12 @ 100      7,641,000
                                                                                                                      ------------
                                                                                                                        12,657,000
                                                                                                                      ------------
                        WASHINGTON--2.3%
                        Washington St.,
    AAA       10,000      Ser. S-5, Zero Coupon, 1/01/19, FGIC ....................................    No Opt. Call      4,885,500
    AAA        4,630      Motor Vehicle, Ser. F, Zero Coupon, 12/01/21, MBIA ......................    No Opt. Call      1,903,393
                                                                                                                      ------------
                                                                                                                         6,788,893
                                                                                                                      ------------
                        WISCONSIN--2.2%
                        St. Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs.,
     A         2,880      5.50%, 8/15/17 ..........................................................     08/13 @ 100      3,046,867
     A         3,190      5.50%, 8/15/18 ..........................................................     08/13 @ 100      3,359,676
                                                                                                                      ------------
                                                                                                                         6,406,543
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        U. S. VIRGIN ISLANDS--4.5%
    AA       $12,980    Public Fin. Auth., 5.00%, 10/01/24, RAA ...................................     10/14 @ 100   $ 13,233,240
                                                                                                                      ------------
                        PUERTO RICO--12.1%
                        Puerto Rico Comnwlth., Pub. Impvt., Ser. A,
    A-         5,000      5.25%, 7/01/22 ..........................................................     07/13 @ 100      5,280,700
    A-        11,000      5.25%, 7/01/23 ..........................................................     07/13 @ 100     11,565,400
    A-         7,000      5.25%, 7/01/24 ..........................................................     07/13 @ 100      7,321,370
    A-        10,900    Puerto Rico Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24 ....................     07/13 @ 100     11,296,760
                                                                                                                      ------------
                                                                                                                        35,464,230
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $392,885,423) ...........................                    400,109,213
                                                                                                                      ------------
                        SHORT-TERM INVESTMENTS--23.4%
                        CALIFORNIA--6.6%

    A1+       13,000(3) MET. WTR. DIST., SO. CALIFORNIA WTR. WKS., SER. C-2, 1.20%, 1/02/04,FRDD ..         N/A         13,000,000
    A1+        6,200(3) Orange Cnty. Sanitation Dist., COP, Ser. B, 1.27%, 1/02/04, FRDD ..........         N/A          6,200,000
                                                                                                                      ------------
                                                                                                                        19,200,000
                                                                                                                      ------------
                        FLORIDA--0.8%
    A1+        2,460(3) Orange Cnty. Sch. Brd., COP, Ser. B, 1.30%, 1/02/04, MBIA, FRDD ...........         N/A          2,460,000
                                                                                                                      ------------
                        NEW JERSEY--1.3%
    A1+        3,750(3) New Jersey St. Edl. Facs. Auth., Princeton Univ., Ser. B, 1.27%, 1/02/04, FRDD      N/A          3,750,000
                                                                                                                      ------------
                        NEW YORK--5.2%
                        New York City Mun. Wtr. Fin. Auth.,
    A1+        8,860(3)   Ser. F, 1.17%, 1/02/04, FRDD ............................................         N/A          8,859,946
    A1+        6,500(3)   Wtr. & Swr. Sys. Rev., Ser. C, 1.17%, 1/02/04, FRDD .....................         N/A          6,500,000
                                                                                                                      ------------
                                                                                                                        15,359,946
                                                                                                                      ------------
                        PENNSYLVANIA--3.9%
    A1+       11,540(3) Delaware Cnty. Ind. Dev. Auth., Arpt. Facs., 1.14%, 1/02/04, FRDD .........         N/A         11,540,000
                                                                                                                      ------------
                        SOUTH CAROLINA--4.1%
    A1+       12,000(3) Piedmont Mun. Pwr., 1.20%, 1/07/04, MBIA, FRWD ............................         N/A         12,000,000
                                                                                                                      ------------
                        TEXAS--1.5%
    A1+        4,500(3) Brownsville Util. Sys., Ser. A, 1.10%, 1/07/04, MBIA, FRWD ................         N/A          4,500,000
                                                                                                                      ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $68,809,946) ...........................                     68,809,946
                                                                                                                      ------------
                        TOTAL INVESTMENTS--159.7% (COST $461,695,369) .............................                   $468,919,159
                        Other assets in excess of liabilities--0.8% ...............................                      2,301,870
                        Preferred shares at redemption value, including dividends payable--(60.5)%                    (177,623,122)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $293,597,907
                                                                                                                      ============

(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

ACA       --  American Capital Access
AMBAC     --  American Municipal Bond Assurance Corporation
COP       --  Certificate of Participation
FGIC      --  Financial Guaranty Insurance Company
FRDD      --  Floating Rate Daily Demand
FRWD      --  Floating Rate Weekly Demand
GO        --  General Obligation
MBIA      --  Municipal Bond Insurance Association
PCR       --  Pollution Control Revenue
RAA       --  Fadian Asset Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK MUNICIPAL TARGET TERM TRUST (BMN)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--151.0%
                        ALABAMA--3.3%
    AAA      $ 9,450    Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA .    No Opt. Call   $ 10,081,355
    AAA        5,000    Jefferson Cnty., Capital Imprvt., GO, Ser. A, 5.00%, 4/01/07, MBIA ........    No Opt. Call      5,462,700
    AAA        1,000    Mobile, GO, 4.00%, 2/15/07, AMBAC .........................................    No Opt. Call      1,062,140
                                                                                                                      ------------
                                                                                                                        16,606,195
                                                                                                                      ------------
                        ALASKA--4.2%
                        Anchorage, GO,
    AAA        1,750      Ser. A, 4.125%, 6/01/06, FGIC ...........................................    No Opt. Call      1,850,327
    AAA        2,245      Ser. A, 4.25%, 6/01/07, FGIC ............................................    No Opt. Call      2,408,032
    AAA        1,335      Ser. B, 3.20%, 7/01/07, MBIA ............................................    No Opt. Call      1,382,740
    AAA        5,000      Ser. B, 3.25%, 7/01/07, MBIA ............................................    No Opt. Call      5,187,200
    AAA        1,000      Ser. B, 4.25%, 7/01/07, FGIC ............................................    No Opt. Call      1,070,860
    AAA        9,000    No. Slope Boro., Ser. B, Zero Coupon, 6/30/04, FSA ........................    No Opt. Call      8,948,520
                                                                                                                      ------------
                                                                                                                        20,847,679
                                                                                                                      ------------
                        ARIZONA--2.4%
    AAA        5,000    Arizona Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA ..................    No Opt. Call      5,325,950
    AAA        6,255    Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC .........    No Opt. Call      6,711,302
                                                                                                                      ------------
                                                                                                                        12,037,252
                                                                                                                      ------------
                        ARKANSAS--1.1%
    AAA        5,000    Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj., 3.55%,
                          12/01/21, FSA ...........................................................    12/06 @ 100       5,244,900
                                                                                                                      ------------
                        CALIFORNIA--7.6%
    AAA        6,000    California, GO, 6.30%, 9/01/06, AMBAC .....................................    No Opt. Call      6,702,840
    AAA       30,000    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA   No Opt. Call     31,388,400
                                                                                                                      ------------
                                                                                                                        38,091,240
                                                                                                                      ------------
                        COLORADO--8.7%
    AAA       17,150    Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA ....................    No Opt. Call     19,224,464
    AAA        1,015    El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC ..    No Opt. Call      1,036,152
    AAA        9,700    Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon,
                          1/01/07, MBIA ...........................................................    No Opt. Call      9,011,688
                        Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
    AAA        6,215      5.00%, 6/01/06 ..........................................................    No Opt. Call      6,701,883
    AAA        5,470      5.00%, 6/01/07 ..........................................................    No Opt. Call      6,009,014
    AAA        1,100    Thornton, COP, 2.50%, 12/01/06, AMBAC .....................................    No Opt. Call      1,122,924
                                                                                                                      ------------
                                                                                                                        43,106,125
                                                                                                                      ------------
                        DELAWARE--0.2%
    AAA        1,050    Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA ..........................    No Opt. Call      1,068,207
                                                                                                                      ------------
                        DISTRICT OF COLUMBIA--1.7%
    AAA        8,250    Dist. of Columbia, GO, Ser. B, 5.90%, 6/01/06, MBIA .......................     06/04 @ 102      8,576,288
                                                                                                                      ------------
                        FLORIDA--3.4%
                        Delray Beach, FSA,
    AAA        1,255      Decade of Excellence Prog., GO, 3.50%, 2/01/07 ..........................    No Opt. Call      1,313,056
    AAA        1,740      Utils. Tax, 3.50%, 6/01/07 ..............................................    No Opt. Call      1,831,890
    AAA        1,645    Florida Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA ...................    No Opt. Call      1,753,389
    AAA        6,185    Jacksonville Hosp., Univ. Med. Ctr. Inc. Proj., 6.50%, 2/01/07, CONNIE LEE      02/04 @ 100      6,208,936
    AAA        1,765    Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC ......         ETM          1,800,229
    AAA        2,000    Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA ..........................    No Opt. Call      2,131,300
    AAA        1,865    Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA ...................................    No Opt. Call      2,049,430
                                                                                                                      ------------
                                                                                                                        17,088,230
                                                                                                                      ------------
                        GEORGIA--1.4%
    AAA        1,990    Burke Cnty. Dev. Auth., PCR, Oglethorpe Pwr. Corp., Ser. B, 6.45%,
                          1/01/05, MBIA ...........................................................     01/04 @ 101      1,990,000
    AAA        4,805    Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA .................................    No Opt. Call      5,113,625
                                                                                                                      ------------
                                                                                                                         7,103,625
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        HAWAII--4.7%
                        Hawaii, GO,
    AAA      $ 5,675      Ser. CP, 5.50%, 10/01/06, FGIC ..........................................    No Opt. Call    $ 6,236,201
    AAA        9,000      Ser. CS, 5.25%, 4/01/06, MBIA ...........................................    No Opt. Call      9,702,000
    AAA        1,265      Ser. CW, 3.60%, 8/01/06, FGIC ...........................................    No Opt. Call      1,322,557
                        Honolulu City & Cnty., GO, Ser. A,
    AAA        2,275      4.00%, 9/01/06, FSA .....................................................    No Opt. Call      2,405,267
    AAA        3,500      5.80%, 1/01/07, FGIC ....................................................    No Opt. Call      3,894,415
                                                                                                                      ------------
                                                                                                                        23,560,440
                                                                                                                      ------------
                        ILLINOIS--19.4%
                        Champaign Cnty. Cmnty. Unit Sch. Dist., No. 116, Ser. C, FGIC,
    AAA        1,065      Zero Coupon, 1/01/07 ....................................................    No Opt. Call        987,968
    AAA        2,760      Zero Coupon, 1/01/08 ....................................................    No Opt. Call      2,466,557
    AAA       12,000    Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA .................................    No Opt. Call     12,800,400
    AAA        2,665    Chicago Park Dist., Parking Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC ........    No Opt. Call      2,746,576
    AAA        1,565    Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC .....................    No Opt. Call      1,635,503
    AAA        7,220    Cook Cnty. Cmnty. Sch. Dist., Zero Coupon, 12/01/07, FGIC .................    No Opt. Call      6,507,530
                        Du Page Cnty., Trans. Rev., FSA,
    AAA        4,815      4.50%, 1/01/07 ..........................................................    No Opt. Call      5,170,925
    AAA        5,390      4.50%, 1/01/09 ..........................................................    No Opt. Call      5,848,743
                        Illinois, GO, Ser. I,
    AAA       15,080      3.25%, 11/01/06, FGIC ...................................................    No Opt. Call     15,678,224
    AAA        4,000      4.00%, 4/01/07, FSA .....................................................    No Opt. Call      4,246,800
    AAA       12,625      4.25%, 4/01/07, MBIA ....................................................    No Opt. Call     13,502,311
    AAA       10,915    Illinois Hlth. Facs. Auth., Sisters Svcs. Inc., Ser. C, 6.625%, 6/01/06,
                          MBIA ....................................................................     01/04 @ 101     11,046,526
                        Illinois Sales Tax, Ser. O,
    AAA        5,900      Zero Coupon, 6/15/07 ....................................................    No Opt. Call      5,398,087
    AAA        5,635      Zero Coupon, 6/15/08 ....................................................    No Opt. Call      4,951,531
    AAA        1,000    Kane Cnty., GO, 3.75%, 1/01/07, FGIC ......................................    No Opt. Call      1,052,260
    AAA        2,000    Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC ......................    No Opt. Call      2,415,900
                                                                                                                      ------------
                                                                                                                        96,455,841
                                                                                                                      ------------
                        INDIANA--2.8%
    AAA        5,000    Indiana Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC .......................    No Opt. Call      5,287,050
    AAA        9,000    Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC ..............    No Opt. Call      8,495,010
                                                                                                                      ------------
                                                                                                                        13,782,060
                                                                                                                      ------------
                        IOWA--0.8%
    AAA        3,940    West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC ..................    No Opt. Call      4,196,573
                                                                                                                      ------------
                        KENTUCKY--3.9%
    AAA       12,610    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B,
                          Zero Coupon, 10/01/07, MBIA .............................................    No Opt. Call     11,420,372
                        Kentucky Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
    AAA        2,035      Ser. B, 4.00%, 8/01/06 ..................................................    No Opt. Call      2,149,001
    AAA        5,560      Ser. C, 4.00%, 8/01/06 ..................................................    No Opt. Call      5,871,471
                                                                                                                      ------------
                                                                                                                        19,440,844
                                                                                                                      ------------
                        LOUISIANA--4.3%
    AAA        3,555    Louisiana Off. Facs. Corp. Lease, Cap. Complex Prg., 4.00%,
                          5/01/07, AMBAC ..........................................................    No Opt. Call      3,777,472
    AAA        4,565    Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A,
                          3.00%, 5/15/07, MBIA ....................................................    No Opt. Call      4,691,496
    AAA        7,630(3) MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08 .............................         N/A          7,803,430
    AAA        5,250    New Orleans, GO, Zero Coupon, 9/01/06, AMBAC ..............................    No Opt. Call      4,947,442
                                                                                                                      ------------
                                                                                                                        21,219,840
                                                                                                                      ------------
                        MASSACHUSETTS--2.6%
    AAA       11,760    Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA ............................    No Opt. Call     13,152,972
                                                                                                                      ------------
                        MICHIGAN--3.7%
    AAA        1,270    Detroit, GO, 3.00%, 4/01/07, MBIA .........................................    No Opt. Call      1,309,980
    AAA        2,100    Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC .............................    No Opt. Call      2,224,908
                        Michigan Mun. Bd. Auth.,
    AAA        5,000      Zero Coupon, 5/15/06, MBIA ..............................................    No Opt. Call      4,771,850
    AAA        1,165(3)   Ser. G, 6.35%, 11/01/04, AMBAC ..........................................         N/A          1,238,325
    AAA          675      Ser. G, 6.35%, 11/01/06, AMBAC ..........................................     11/04 @ 102        715,574

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        MICHIGAN (CONTINUED)
                        Michigan Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
    AAA      $ 1,000      2.70%, 1/01/07 ..........................................................    No Opt. Call   $  1,021,940
    AAA        2,000      5.00%, 1/01/07 ..........................................................    No Opt. Call      2,176,720
    AAA        4,850    Michigan Trunk Line, Ser. A, 4.00%, 11/01/06, FSA .........................    No Opt. Call      5,144,686
                                                                                                                      ------------
                                                                                                                        18,603,983
                                                                                                                      ------------
                        MINNESOTA--2.1%
    AAA        5,075    Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06 ....................    No Opt. Call      5,572,502
                        Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
    AAA        1,150      Ser. A, 3.00%, 2/01/07 ..................................................    No Opt. Call      1,187,191
    AAA          840      Ser. B, 3.25%, 2/01/07 ..................................................    No Opt. Call        873,390
    AAA        2,610    Minnesota Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA ...................     02/05 @ 102      2,724,005
                                                                                                                      ------------
                                                                                                                        10,357,088
                                                                                                                      ------------
                        MISSISSIPPI--0.4%
    AAA        1,935    Vicksburg, GO, 4.00%, 4/01/07, MBIA .......................................    No Opt. Call      2,053,132
                                                                                                                      ------------
                        NEBRASKA--0.8%
    AAA        3,850    Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA .........    No Opt. Call      4,001,652
                                                                                                                      ------------
                        NEVADA--1.4%
    AAA        2,975    Clark Cnty., Library Dist., GO, 4.00%, 2/01/07, FGIC ......................    No Opt. Call      3,156,743
    AAA        2,005    Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA .....................    No Opt. Call      2,130,653
                        Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
    AAA          800      Zero Coupon, 1/01/07 ....................................................    No Opt. Call        742,576
    AAA        1,295      Zero Coupon, 1/01/08 ....................................................    No Opt. Call      1,159,129
                                                                                                                      ------------
                                                                                                                         7,189,101
                                                                                                                      ------------
                        NEW JERSEY--3.7%
    AAA          205    Elizabeth, GO, 6.60%, 8/01/06, MBIA .......................................     01/04 @ 100        205,793
    AAA        1,000    Monmouth Cnty. Impvt. Auth., Gov't. Loan, 2.34%, 12/01/06, FSA ............    No Opt. Call      1,015,480
    AAA        8,565    New Jersey Hwy. Auth., Garden St. Pkwy., 5.00%, 1/01/07, FGIC .............         ETM          9,337,478
    AAA        5,000    New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 5.125%,
                          6/15/07, AMBAC ..........................................................     06/05 @ 102      5,342,650
    AAA        1,065    No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA ......         ETM          1,136,206
    AAA        1,250    Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA .......................     06/04 @ 101      1,288,275
                                                                                                                      ------------
                                                                                                                        18,325,882
                                                                                                                      ------------
                        NEW MEXICO--1.2%
    AAA        3,535    Gallup, PCR, Plains Elec. Generation, 6.50%, 8/15/07, MBIA ................     01/04 @ 101      3,589,792
    AAA        2,405    New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA ...........    No Opt. Call      2,456,974
                                                                                                                      ------------
                                                                                                                         6,046,766
                                                                                                                      ------------
                        NEW YORK--10.5%
    AAA        1,040    Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC ................    No Opt. Call      1,069,047
    AAA        2,800    Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC ............................    No Opt. Call      2,996,280
                        New York City, GO,
    AAA       13,000      Ser. A, 7.00%, 8/01/07, FSA .............................................    08/06 @ 101.5    14,710,020
    AAA       10,000      Ser. E, 6.125%, 8/01/06, MBIA ...........................................    No Opt. Call     11,049,200
    AAA        2,000    New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.20%,
                          2/15/07, FSA ............................................................    No Opt. Call      2,068,280
    AAA        2,460    New York Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA ....................    No Opt. Call      2,529,249
                        New York Env. Fac. Corp., PCR,
    AAA        3,690(3)   Ser. D, 6.40%, 11/15/04 .................................................         N/A          3,931,326
    AAA          810      Ser. D, 6.40%, 5/15/06 ..................................................     11/04 @ 102        860,568
    AAA        9,220    New York Hsg. Fin. Agcy., Hsg. Proj. Mtge., Ser. A, 5.50%, 11/01/06, FSA ..     05/06 @ 102      9,861,528
                        Rochester, Ser. B, MBIA,
    AAA        1,805      4.00%, 2/15/07 ..........................................................         ETM          1,922,794
    AAA        1,465      4.00%, 2/15/07 ..........................................................    No Opt. Call      1,554,673
                                                                                                                      ------------
                                                                                                                        52,552,965
                                                                                                                      ------------
                        NORTH CAROLINA--1.3%
    AAA        6,000    No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%,
                          1/01/06, CAPMAC .........................................................    No Opt. Call      6,516,540
                                                                                                                      ------------
                        OHIO--5.3%
    AAA        1,000    Amer. Muni. Pwr. Inc., Omega JU2 Proj., 4.00%, 1/01/07, AMBAC .............    No Opt. Call      1,060,980
    AAA        2,170    Cincinnati City Sch. Dist., GO, Sch. Impvt., 4.00%, 12/01/06, MBIA ........    No Opt. Call      2,308,837
    AAA        1,285    Milford Sch. Dist., GO, Sch. Impvt., 3.25%, 12/01/06, FSA .................    No Opt. Call      1,340,049

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        OHIO (CONTINUED)
                        Ohio Bldg. Auth., Ser. A, FSA,
    AAA      $ 4,585      Admin. Bldg. Fd., 5.00%, 10/01/06 .......................................    No Opt. Call    $ 4,983,849
    AAA       10,000      Correction Facs., 5.00%, 10/01/06 .......................................    No Opt. Call     10,869,900
    AAA        5,400    Ohio Wtr. Dev. Auth., Pure Wtr., 3.00%, 6/01/07, AMBAC ....................    No Opt. Call      5,587,542
                                                                                                                      ------------
                                                                                                                        26,151,157
                                                                                                                      ------------
                        OKLAHOMA--1.5%
    AAA        6,660    Oklahoma Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC .....    No Opt. Call      7,258,601
                                                                                                                      ------------
                        OREGON--1.3%
    AAA        2,020    Oregon Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA ...........    No Opt. Call      2,180,651
    AAA        2,065    Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA ...........................    No Opt. Call      2,272,057
    AAA        2,000    Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA .......    No Opt. Call      2,078,520
                                                                                                                      ------------
                                                                                                                         6,531,228
                                                                                                                      ------------
                        PENNSYLVANIA--5.0%
    AAA        1,500    Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%, 5/01/07, FGIC   No Opt. Call      1,596,345
    AAA        1,345    Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC .......................    No Opt. Call      1,429,291
    AAA        1,615    Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC ..................    No Opt. Call      1,714,856
    AAA        1,900    Pennsylvania Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA ................    No Opt. Call      2,010,580
    AAA        2,375    Pennsylvania Tpke. Comm., Ser. T, 4.125%, 12/01/06, FGIC ..................    No Opt. Call      2,531,845
                        Philadelphia, GO, FSA,
    AAA        1,000      4.00%, 9/15/06 ..........................................................    No Opt. Call      1,058,070
    AAA        3,100      4.05%, 9/15/07 ..........................................................    No Opt. Call      3,314,706
    AAA        2,950    Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA ............................    No Opt. Call      3,218,450
    AAA        3,620    Pittsburgh Pub. Parking Auth., Parking Rev., 2.75%, 12/01/06, AMBAC .......    No Opt. Call      3,718,862
                        Pocono Mtn. Sch. Dist., GO, FSA,
    AAA          875      4.50%, 4/01/07 ..........................................................    No Opt. Call        943,477
    AAA        3,025      4.50%, 10/01/07 .........................................................    No Opt. Call      3,285,604
                                                                                                                      ------------
                                                                                                                        24,822,086
                                                                                                                      ------------
                        RHODE ISLAND--1.1%
    AAA        1,865    Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC ..............................    No Opt. Call      1,963,696
    AAA        3,400    Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA ...    No Opt. Call      3,612,568
                                                                                                                      ------------
                                                                                                                         5,576,264
                                                                                                                      ------------
                        SOUTH CAROLINA--0.8%
    AAA        1,715    Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC ..............    No Opt. Call      1,772,967
    AAA        2,070    Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC ................    No Opt. Call      2,092,687
                                                                                                                      ------------
                                                                                                                         3,865,654
                                                                                                                      ------------
                        TEXAS--15.9%
    AAA        6,575    Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA ..................    No Opt. Call      6,930,510
    AAA        2,400    Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA ..............    No Opt. Call      2,621,184
    AAA        1,095    Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC    No Opt. Call      1,161,915
    AAA        8,500    Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC ......    No Opt. Call      8,049,670
    AAA        6,355    Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC ..............................    No Opt. Call      6,694,929
    AAA        1,305    Dallas Wtrwrks. & Swr. Sys., 3.00%, 4/01/07, FSA ..........................    No Opt. Call      1,344,020
    AAA        2,280    Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC .............    No Opt. Call      2,437,274
    AAA        3,445    El Paso Cnty., GO, 4.00%, 2/15/07, FSA ....................................    No Opt. Call      3,654,801
    AAA        1,000    Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%,
                          3/01/07, FGIC ...........................................................    No Opt. Call      1,061,110
    AAA        6,285(3) MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08 .............................         N/A          6,427,858
    AAA        2,915    Odessa Texas Wtr. & Swr., 4.25%, 4/01/07, FSA .............................    No Opt. Call      3,115,669
                        Round Rock Indpt. Sch. Dist., GO, Ser. A,
    AAA        2,465      4.25%, 8/01/06 ..........................................................    No Opt. Call      2,619,161
    AAA        1,000      4.25%, 8/01/07 ..........................................................    No Opt. Call      1,074,620
    AAA        8,115    San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC ...............         ETM          7,299,361
    AAA        1,000    Sugar Land, GO, 2.50%, 2/15/07, FGIC ......................................    No Opt. Call      1,015,890
    AAA        5,000    Tarrant Regl. Wtr. Dist., Impvt., 3.00%, 3/01/07, FSA .....................    No Opt. Call      5,153,500
    AAA       15,000    Texas Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC ........................    No Opt. Call     14,198,850
    AAA        1,000    Texas Pub. Fin. Auth., 3.00%, 2/01/07, FGIC ...............................    No Opt. Call      1,029,920
    AAA        3,000    Texas Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC ..........................    No Opt. Call      3,203,340
                                                                                                                      ------------
                                                                                                                        79,093,582
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        UTAH--5.6%
                        Utah, GO, Ser. B,
    AAA      $ 5,950      4.50%, 7/01/06 ..........................................................    No Opt. Call   $  6,353,886
    AAA       20,000      4.50%, 7/01/07 ..........................................................    No Opt. Call     21,640,400
                                                                                                                      ------------
                                                                                                                        27,994,286
                                                                                                                      ------------
                        WASHINGTON--9.6%
    AAA        1,325    Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA ...........    No Opt. Call      1,395,689
    AAA        3,000    Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC ....    No Opt. Call      3,173,970
                        King Cnty.,
    AAA        2,090      GO, 3.50%, 12/01/06, MBIA ...............................................    No Opt. Call      2,190,027
    AAA        3,085      Swr. Rev., 3.50%, 1/01/07, FGIC .........................................    No Opt. Call      3,219,383
    AAA        2,100    Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC ..........................    No Opt. Call      2,230,074
                        Seattle, GO, Ser. E, MBIA,
    AAA        1,700      Zero Coupon, 12/15/07 ...................................................    No Opt. Call      1,530,051
    AAA        1,345      Zero Coupon, 12/15/08 ...................................................    No Opt. Call      1,158,152
                        Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
    AAA        5,620      4.125%, 12/01/06, FSA ...................................................    No Opt. Call      5,987,885
    AAA        1,250      6.55%, 1/01/07, FGIC ....................................................         ETM          1,280,338
    AAA        3,890    Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA ............................    No Opt. Call      4,115,581
    AAA        3,360    Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA .................    No Opt. Call      3,591,773
    AAA        5,000    Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA ..............................    No Opt. Call      5,516,800
    AAA       12,875    Washington Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon,
                          7/01/06, MBIA ...........................................................    No Opt. Call     12,238,460
                                                                                                                      ------------
                                                                                                                        47,628,183
                                                                                                                      ------------
                        WEST VIRGINIA--1.7%
    AAA        5,300    West Virginia, GO, 4.00%, 6/01/06, FSA ....................................    No Opt. Call      5,576,395
                        West Virginia Econ. Dev. Auth., Correctional Juvenille & Pub., MBIA,
    AAA        1,000      Ser. B, 4.00%, 6/01/06 ..................................................    No Opt. Call      1,053,910
    AAA        1,500      Ser. A, 4.00%, 6/01/07 ..................................................    No Opt. Call      1,596,150
                                                                                                                      ------------
                                                                                                                         8,226,455
                                                                                                                      ------------
                        WISCONSIN--5.6%
    AAA        1,380    Appleton Wtrwks., Ser. B, 4.00%, 1/01/07, FGIC ............................    No Opt. Call      1,460,026
    AAA        5,000    Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA ...........................    No Opt. Call      4,376,200
    AAA        1,275    Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA ................................    No Opt. Call      1,353,846
                        Wisconsin,
    AAA          880      COP, Ser. A, 3.75%, 3/01/07, FSA ........................................    No Opt. Call        927,089
    AAA       12,780      COP, Ser. A, 3.75%, 9/01/07, FSA ........................................    No Opt. Call     13,499,003
    AAA        6,085      GO, Ser. G, 4.00%, 5/01/07, MBIA ........................................    No Opt. Call      6,455,089
                                                                                                                      ------------
                                                                                                                        28,071,253
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $708,414,196)                                                752,444,169
                                                                                                                      ------------
                        SHORT-TERM INVESTMENTS--7.4%
                        FLORIDA--0.0%
    F1+          200(4) Orange Cnty. Florida Sch. Brd., COP, Ser. B, 1.30%, 1/02/04, FRDD .........         N/A            200,000
                                                                                                                      ------------
                        GEORGIA--2.4%
    F1+        4,585(4) De Kalb County Hsg. Auth., 1.26%, 1/02/04, FRWD ...........................         N/A          4,585,000
    A1+        7,345(4) Mun. Elec. Auth., Proj. 1, Ser. C, 1.05%, 1/07/04, MBIA, FRWD .............         N/A          7,345,000
                                                                                                                      ------------
                                                                                                                        11,930,000
                                                                                                                      ------------
                        MASSACHUSETTS--2.2%
    A1+       11,200(4) Massachusetts St. Dev. Fin. Agcy. Rev., Boston Univ., Ser. R-2, 1.16%,
                          1/02/04, XLCA ...........................................................         N/A         11,200,000
                                                                                                                      ------------
                        TEXAS--1.6%
                        Brownsville Util. Sys., Ser. A, MBIA, FRWD,
    A1+          765(4)   Zero Coupon, 10/09/03 ...................................................         N/A            765,000
    A1         7,000(4)   1.10%, 1/07/04 ..........................................................         N/A          7,000,000
                                                                                                                      ------------
                                                                                                                         7,765,000
                                                                                                                      ------------
                        PUERTO RICO--0.5%
    A1         2,500(4) Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev., Ser. A,
                          1.10%, 1/07/04, AMBAC ...................................................         N/A          2,500,000
                                                                                                                      ------------

                       See Notes to Financial Statements.

               SHARES
                (000)                                    DESCRIPTION                                                       VALUE
==================================================================================================================================
                        MONEY MARKET FUND--0.7%
               3,350    AIM Tax Free Investment Co. Cash Reserve Portfolio ........................                   $  3,350,000
                                                                                                                      ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $36,945,000) ...........................                     36,945,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--158.4% (COST $745,359,196) .............................                   $789,389,169
                        Other assets in excess of liabilities--1.6%                                                      8,061,001
                        Preferred shares at redemption value, including dividends payable--(60.0)%                    (299,167,156)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $498,283,014
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
CAPMAC       --  Capital Markets Assurance Company
COP          --  Certificate of Participation
CONNIE LEE   --  College Construction Loan Insurance Association
ETM          --  Escrowed to Maturity
FGIC         --  Financial Guaranty Insurance Company
FRDD         --  Floating Rate Daily Demand
FRWD         --  Floating Rate Weekly Demand
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
PCR          --  Pollution Control Revenue
XLCA         --  XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK STRATEGIC MUNICIPAL TRUST (BSD)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--151.3%
                        ALABAMA--14.2%
    AAA      $ 7,000    Alabama Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18 ......    07/09 @ 101.5   $ 7,925,610
   Baa2        3,000    Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A,
                          6.70%, 11/01/29 .........................................................     11/09 @ 101      3,209,850
    AAA        4,635(3) Jefferson Cnty. Swr., Ser. D, 5.75%, 02/01/07, FGIC .......................         N/A          5,211,270
                                                                                                                      ------------
                                                                                                                        16,346,730
                                                                                                                      ------------
                        ALASKA--1.0%
    AAA        1,130    Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA ....................     12/05 @ 102      1,163,391
                                                                                                                      ------------
                        CALIFORNIA--6.6%
                        Golden St. Tobacco Sec. Corp., Ser. B,
    A-         4,600      5.50%, 6/01/43 ..........................................................     06/13 @ 100      4,478,376
    A-         3,100      5.625%, 6/01/38 .........................................................     06/13 @ 100      3,088,902
                                                                                                                      ------------
                                                                                                                         7,567,278
                                                                                                                      ------------
                        COLORADO--1.8%
    AAA       10,000    Northwest Pkwy. Pub. Hwy. Auth., Ser B, Zero Coupon, 6/15/30, FSA .........   06/11 @ 31.387     2,092,000
                                                                                                                      ------------
                        CONNECTICUT--8.4%
                        Mashantucket Western Pequot Tribe, Spec. Rev.,
   BBB-        1,500      Ser. A, 5.50%, 9/01/28 ..................................................     09/09 @ 101      1,511,985
   Baa3        8,000(4)   Ser. B, 5.75%, 9/01/27 ..................................................     09/07 @ 102      8,153,040
                                                                                                                      ------------
                                                                                                                         9,665,025
                                                                                                                      ------------
                        DELAWARE--1.9%
    NR         2,000(4) Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50 ..................     11/10 @ 100      2,186,720
                                                                                                                      ------------
                        FLORIDA--6.9%
                        Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1,
     A         2,400      6.00%, 10/01/19 .........................................................     10/09 @ 102      2,496,000
     A         2,000      6.10%, 10/01/29 .........................................................     10/09 @ 102      2,079,180
    NR         3,300    Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A, 7.125%, 4/01/30    10/10 @ 101      3,412,662
                                                                                                                      ------------
                                                                                                                         7,987,842
                                                                                                                      ------------
                        ILLINOIS--9.9%
    AAA        5,000    Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC ..................     12/07 @ 102      5,494,200
     B         7,560    Chicago O'Hare Intl. Arpt., Delta Air Lines Inc. Term. Proj., 6.45%, 5/01/18    01/04 @ 101      5,964,084
                                                                                                                      ------------
                                                                                                                        11,458,284
                                                                                                                      ------------
                        IOWA--0.8%
    BBB        1,000    Tobacco Settlement Auth., Tobacco Settlement Rev., Ser. B, 5.30%, 6/01/25 .     06/11 @ 101        866,210
                                                                                                                      ------------
                        KENTUCKY--9.6%
    AAA       32,345    Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero
                          Coupon, 10/01/24, MBIA ..................................................     No Opt. Call    11,115,359
                                                                                                                      ------------
                        MARYLAND--3.8%
    NR         4,000(4) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49 ..................     06/09 @ 100      4,322,000
                                                                                                                      ------------
                        MICHIGAN--9.2%
    AAA        2,000    Michigan Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA ........     08/09 @ 101      2,239,060
    BB         8,000    Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09 .........................     07/07 @ 101      8,344,960
                                                                                                                      ------------
                                                                                                                        10,584,020
                                                                                                                      ------------
                        MISSOURI--1.8%
     A         2,000    Missouri Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony's Med.
                          Ctr., 6.125%, 12/01/19 ..................................................     12/10 @ 101      2,120,180
                                                                                                                      ------------
                        NEW JERSEY--10.7%
     B         6,000    New Jersey Econ. Dev. Auth., Continental Airlines Inc. Proj., 6.25%, 9/15/19    09/09 @ 101      5,204,460
    AAA        6,000(3) New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10 .         N/A          7,147,740
                                                                                                                      ------------
                                                                                                                        12,352,200
                                                                                                                      ------------
                        NEW YORK--8.5%
                        New York City Transl. Fin. Auth., Ser. B,
    AA+        4,885(3)   6.00%, 5/15/10 ..........................................................         N/A          5,865,224
    AA+        1,115      6.00%, 11/15/21 .........................................................     05/10 @ 101      1,282,228
    Aa1        2,500    New York Mtge. Agcy., Homeowner Mtge., Ser. 85, 5.70%, 10/01/17 ...........     09/09 @ 100      2,671,250
                                                                                                                      ------------
                                                                                                                         9,818,702
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        PENNSYLVANIA--17.3%
                        Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
    Ba2      $ 2,250      6.00%, 11/01/23 .........................................................     11/08 @ 102    $ 2,203,268
    Ba2        2,335      6.20%, 11/01/14 .........................................................     11/09 @ 102      2,314,405
   BBB+        1,500    Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28 .     11/08 @ 101      1,437,810
                        Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
    A3           700      6.125%, 11/01/21 ........................................................     05/11 @ 101        698,404
    A3         1,000      6.25%, 11/01/31 .........................................................     05/11 @ 101        999,320
    A3         1,000      6.50%, 11/01/16 .........................................................     05/11 @ 101      1,027,780
    AAA        8,500    Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/29, MBIA .................     03/10 @ 100      9,380,855
    AAA        1,500    Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC ..    No Opt. Call      1,837,410
                                                                                                                      ------------
                                                                                                                        19,899,252
                                                                                                                      ------------
                        SOUTH CAROLINA--2.4%
    BBB        2,500    South Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth.
                          Alliance, Ser. C, 7.00%, 8/01/30 ........................................     08/13 @ 100      2,717,300
                                                                                                                      ------------
                        TENNESSEE--5.3%
   Baa1        3,750    Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24 .......     09/04 @ 102      3,867,075
    AAA        2,000    Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC ...........     03/10 @ 101      2,192,580
                                                                                                                      ------------
                                                                                                                         6,059,655
                                                                                                                      ------------
                        TEXAS--15.1%
    AAA        4,750    Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA ....   11/30 @ 61.166       696,255
    AAA        1,500    Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC .................     05/09 @ 101      1,648,980
    BBB        3,000    Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30 ........     05/12 @ 101      3,172,770
    AAA       15,000    Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC .........   08/12 @ 32.807     3,045,000
    AA+          500    Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22 .................................     08/10 @ 100        561,135
    AAA        7,030(3) Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth., Ser. A, 5.875%,
                          11/15/09, AMBAC .........................................................         N/A          8,333,784
                                                                                                                      ------------
                                                                                                                        17,457,924
                                                                                                                      ------------
                        UTAH--3.9%
    AAA        4,000    Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA .............     07/07 @ 102      4,473,320
                                                                                                                      ------------
                        VIRGINIA--1.7%
    AAA        1,750    Virginia Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22 ....................     10/10 @ 100      1,938,125
                                                                                                                      ------------
                        WASHINGTON--6.4%
                        Washington, GO,
    AA+        4,750      Ser. A, 5.625%, 7/01/24 .................................................     07/09 @ 100      5,150,092
    AA+        2,000      Ser. B, 6.00%, 1/01/25 ..................................................     01/10 @ 100      2,274,680
                                                                                                                      ------------
                                                                                                                         7,424,772
                                                                                                                      ------------
                        WISCONSIN--4.1%
    BBB        5,000    Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32 ..........................     06/12 @ 100      4,697,800
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $160,501,692) ...........................                   $174,314,089
                                                                                                                      ------------
            -----------
               SHARES
                (000)
            -----------
                        MONEY MARKET FUND--0.6%
                 750    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $750,000) ........         N/A            750,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--151.9% (COST $161,251,692) .............................                    175,064,089
                        Other assets in excess of liabilities--1.9% ...............................                      2,195,302
                        Preferred shares at redemption value, including dividends payable--(53.8)%                     (62,013,242)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $115,246,149
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 12.7% of its net assets, with a current market value of $14,661,760, in securities restricted as to resale.


--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
PCR          --  Pollution Control Revenue
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST (BFC)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--156.8%
                        CALIFORNIA--144.7%
    AAA      $ 2,635    Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA .........................    No Opt. Call   $  2,825,326
                        Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
    AAA        1,060      3.50%, 8/01/08 ..........................................................    No Opt. Call      1,117,781
    AAA        1,250      4.00%, 8/01/09 ..........................................................    No Opt. Call      1,345,337
    AAA        1,000    Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA .................................    No Opt. Call      1,054,160
                        California, GO,
    AAA        2,000      5.00%, 6/01/09, MBIA ....................................................    No Opt. Call      2,243,300
    AAA        3,000      5.50%, 4/01/09, MBIA ....................................................    No Opt. Call      3,427,350
    AAA        3,000      5.50%, 2/01/10, MBIA ....................................................    No Opt. Call      3,422,040
    AAA        2,000      6.25%, 9/01/08, FGIC ....................................................    No Opt. Call      2,333,540
    AAA       15,000      6.30%, 9/01/08, MBIA ....................................................    No Opt. Call     17,534,400
                        California Dept. of Wtr. Res.,
    AAA       10,000      Pwr. Sply. Rev., Ser. A, 3.125%, 5/01/08, FSA ...........................    No Opt. Call     10,320,500
    AAA       10,000      Pwr. Sply. Rev., Ser. A, 3.375%, 5/01/09, MBIA ..........................    No Opt. Call     10,395,200
    AAA        1,000      Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC ..........    No Opt. Call      1,080,580
                        California Hlth. Facs. Fin. Auth.,
    AAA        6,850      Marin Gen. Hosp., Ser. A, 5.75%, 8/01/09, FSA ...........................     01/04 @ 102      7,009,399
    AAA        2,000      Sutter Hlth. Care Sys., 5.70%, 8/15/09, MBIA ............................     08/06 @ 102      2,240,400
    AAA        2,100    California Pub. Wks. Brd., Energy Efficiency, Ser. A, 5.625%,
                          10/01/08, AMBAC .........................................................     10/05 @ 102      2,285,724
    AAA        2,600    Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%,
                          8/01/10, MBIA ...........................................................    No Opt. Call      3,254,628
    AAA        1,135    Chaffey Cmnty. College Dist., GO, Ser. A, 3.75%, 7/01/09, FSA .............    No Opt. Call      1,205,892
                        Chula Vista, COP, MBIA, Police Fac. Proj.,
    AAA        1,000      4.00%, 8/01/08 ..........................................................    No Opt. Call      1,076,130
    AAA        1,000      4.00%, 8/01/09 ..........................................................    No Opt. Call      1,076,270
    AAA        5,500    Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC .............         ETM          4,905,285
    AAA        1,855    El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC .................    No Opt. Call      1,572,372
    AAA        4,025    Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC ........    No Opt. Call      4,715,448
    AAA        1,055    Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA .................    No Opt. Call      1,108,953
                        Long Beach Bd. of Fin. Auth., Tax Allocation Rev., Redev. Projs., AMBAC,
    AAA        1,245      3.50%, 8/01/08 ..........................................................    No Opt. Call      1,312,865
    AAA        1,120      3.75%, 8/01/09 ..........................................................    No Opt. Call      1,190,952
    AAA       13,110    Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA .............................    No Opt. Call     13,780,445
                        Los Angeles Cnty.,
    AAA        2,910      Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC ........................    No Opt. Call      3,351,243
    AAA        8,090      Asset Leasing Corp. Rev., 6.00%, 12/01/08, AMBAC ........................    No Opt. Call      9,455,916
    AAA        8,600      Asset Leasing Corp. Rev., 6.05%, 12/01/09, AMBAC ........................    No Opt. Call     10,202,868
    AAA        4,405      Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08,
                            AMBAC .................................................................    No Opt. Call      4,697,800
    AAA        9,835      Sanitation Dists. Fin. Auth. Rev., Cap. Proj., Ser. A, 4.00%,
                            10/01/09, FSA .........................................................    No Opt. Call     10,606,163
    AAA        6,000    Los Angeles Dept. of Arpts., Arpt. Rev., LA Intl. Arpt., Ser. B, 5.00%,
                            5/15/09, MBIA .........................................................    No Opt. Call      6,740,220
    AAA        3,860    Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA ...............    No Opt. Call      4,079,557
                        Los Angeles Unified Sch. Dist., FSA,
    AAA        2,660      Ser. B, 3.00%, 10/01/08 .................................................    No Opt. Call      2,750,626
    AAA        7,500      Ser. F, 3.00%, 7/01/09 ..................................................    No Opt. Call      7,681,725
    AAA        1,000    Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA ..................    No Opt. Call      1,054,510
    AAA        1,000    Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA .....    No Opt. Call      1,168,200
    AAA        2,495    Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA .................    No Opt. Call      2,638,213
    AAA        3,345    Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%,
                          12/01/08, FSA ...........................................................    No Opt. Call      3,540,214
    AAA        1,000    Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC ..................    No Opt. Call      1,049,720
                        Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
    AAA          825      5.75%, 11/15/07, MBIA ...................................................         ETM            845,452
    AAA        3,750      5.75%, 11/15/08, FGIC ...................................................         ETM          3,885,000
    AAA        3,950      5.75%, 11/15/09, MBIA ...................................................         ETM          4,048,513
    AAA        5,000    San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC ..         ETM          5,474,150

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        CALIFORNIA (CONTINUED)
                        San Diego Cnty.,
    AAA      $ 2,360      COP, 5.00%, 2/01/09, AMBAC ..............................................    No Opt. Call   $  2,648,250
    AAA       11,000      COP, 5.625%, 9/01/12, AMBAC .............................................    No Opt. Call     12,774,850
    AAA        7,830      Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, MBIA ........         ETM          7,911,902
    AAA        2,500      Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, FGIC ........         ETM          2,526,150
    AAA       12,725    San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA ..........    No Opt. Call     13,037,780
    AAA        1,250    San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA .......................    No Opt. Call      1,349,875
    AAA        1,000    San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA ...............................    No Opt. Call      1,073,580
    AAA        1,000    San Mateo Cnty. Cmnty. College Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC ....    No Opt. Call      1,046,670
                        Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
    AAA        1,000      Zero Coupon, 8/01/08 ....................................................    No Opt. Call        887,860
    AAA        2,000      Zero Coupon, 8/01/09 ....................................................    No Opt. Call      1,695,280
    AAA        4,030    Santa Barbara Cnty., Local Transp. Auth., Sales Tax Rev., 3.00%,
                          3/15/09, FSA ............................................................    No Opt. Call      4,142,236
    AAA        2,470    Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC ...........................    No Opt. Call      2,595,847
    AAA        2,865(3) Santa Clara Cnty. Fin. Auth., Fac. Replacement Proj. A, 6.50%,
                          11/15/04, AMBAC .........................................................         N/A          3,054,806
    AAA        4,620    Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC ..................    No Opt. Call      4,965,022
    AAA        4,665    So. Coast Air Quality Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC ......    No Opt. Call      5,020,800
                        Univ. of California,
    AAA        2,500      Ser. A, 5.00%, 5/15/09, AMBAC ...........................................    No Opt. Call      2,821,525
    AAA        2,000      Ser. F, 5.00%, 9/01/11, FGIC ............................................     09/06 @ 101      2,175,900
    AAA        1,845    West Sacramento Fin. Auth., Wtr. Sys. Impvt., 5.25%, 8/01/08, FGIC ........     02/04 @ 101      1,868,985
                                                                                                                      ------------
                                                                                                                       258,701,685
                                                                                                                      ------------
                        PUERTO RICO--12.1%
                        Puerto Rico Elec. Pwr. Auth.,
    AAA        7,000      Ser. DD, 5.00%, 7/01/10, FSA ............................................    07/08 @ 101.5     7,861,630
    AAA        3,000      Ser. KK, 4.50%, 7/01/09, XLCA ...........................................    No Opt. Call      3,311,760
    AAA        5,280      Ser. DD, 5.00%, 7/01/09, FSA ............................................    07/08 @ 101.5     5,915,501
    AAA        4,000    Puerto Rico Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA .................     08/09 @ 101      4,612,640
                                                                                                                      ------------
                                                                                                                        21,701,531
                                                                                                                      ------------
                        TOTAL INVESTMENTS--156.8% (COST $260,437,492) .............................                   $280,403,216
                        Other assets in excess of liabilities--1.7% ...............................                      3,036,531
                        Preferred shares at redemption value, including dividends payable--(58.5)%                    (104,586,175)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $178,853,572
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 100.0% of the Trust's total investments.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
COP          --  Certificate of Participation
ETM          --  Escrowed to Maturity
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
XLCA         --  XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST (BJZ)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--147.7%
                        CALIFORNIA--123.7%
   BBB+      $ 2,100    ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc., Ser. C,
                          5.375%, 3/01/21 .........................................................     03/14 @ 100    $ 2,086,434
                        California, GO,
   Baa1        5,000      5.00%, 11/01/20 .........................................................     11/11 @ 100      5,038,500
    AAA        6,500      Ser. BZ, 5.35%, 12/01/21, MBIA ..........................................     06/07 @ 101      6,629,480
                        California Cnty. Tobacco Sec. Agcy.,
    BBB        5,000      Ser. A, 5.50%, 6/01/33 ..................................................     06/12 @ 100      4,283,550
    BBB        5,000      Fresno Cnty. Fdg. Corp., 5.875%, 6/01/27 ................................     06/12 @ 100      4,706,000
    A-         6,500    California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19 ...     05/12 @ 101      6,752,720
                        California Hlth. Fac. Fin. Auth., Adventist Hlth. Sys., Ser. A,
     A         1,075      5.00%, 3/01/18 ..........................................................     03/13 @ 100      1,097,618
     A         1,000      5.00%, 3/01/19 ..........................................................     03/13 @ 100      1,013,590
     A         2,060      5.00%, 3/01/20 ..........................................................     03/13 @ 100      2,069,765
     A         1,355      5.00%, 3/01/24 ..........................................................     03/13 @ 100      1,329,553
    AAA       20,000    California Hsg. Fin. Agcy., Home Mtge. Rev., Ser. T, Zero Coupon,
                          8/01/21, MBIA ...........................................................   08/11 @ 57.562     7,651,800
                        California Infrastructure & Econ. Dev.,
     A         1,985      J. David Gladstone Inst. Proj., 5.50%, 10/01/20 .........................     10/11 @ 101      2,114,104
     A         6,500      Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31 ..........................     08/11 @ 102      6,727,695
    A2         3,100    California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec.,
                          Ser. A, 5.90%, 6/01/14 ..................................................    No Opt. Call      3,371,436
                        California Pub. Wks. Brd., Ser. A,
    BBB        2,020      California Cmnty. College, 5.00%, 12/01/17 ..............................     12/08 @ 101      2,050,381
    A3         2,415      California St. Univ., 5.00%, 10/01/17 ...................................     10/08 @ 101      2,457,407
    A-         2,500    Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj.,
                          Ser. A, 5.80%, 12/15/25 .................................................     12/13 @ 102      2,584,850
    AAA        3,395    Fontana Pub. Fin. Auth., Tax Allocation Rev., Fontana Redev. Proj.,
                          Ser. A, 5.25%, 9/01/18, FSA .............................................     09/11 @ 101      3,707,136
    BBB       20,000    Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21  01/10 @ 53.346     7,471,200
                        Lathrop Fin. Auth., Wtr. Sply. Proj.,
    NR           995      5.80%, 6/01/21 ..........................................................     06/13 @ 100        986,333
    NR         1,040      5.85%, 6/01/22 ..........................................................     06/13 @ 100      1,030,682
    NR         1,000      5.90%, 6/01/23 ..........................................................     06/13 @ 100        990,820
    AAA        5,000    Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC .....................     05/10 @ 101      5,427,150
    AA         5,000    Los Angeles Cnty., Pub. Wks. Fin. Auth., Regl. Pk. & Open Space,
                          Ser. A, 5.00%, 10/01/19 .................................................     10/07 @ 101      5,212,950
    AAA       10,025    Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC ....................     08/11 @ 100     10,876,824
    AAA        5,000    Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC ................     02/12 @ 101      5,304,750
                        San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
    NR           105      5.35%, 9/01/17 ..........................................................     09/12 @ 102        102,119
    NR           245      5.50%, 9/01/18 ..........................................................     09/12 @ 102        239,206
    NR           500      5.60%, 9/01/19 ..........................................................     09/12 @ 102        487,755
    NR           355      5.70%, 9/01/20 ..........................................................     09/12 @ 102        346,036
    AAA        2,980    San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC ..............................     11/11 @ 100      3,217,864
    AAA        2,135    Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A, 5.00%,
                          6/01/18, MBIA ...........................................................     06/11 @ 100      2,262,267
    AAA        4,590    Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC .........   04/12 @ 66.427     2,059,671
    BBB        1,000    Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A,
                          5.375%, 6/01/41 .........................................................     06/11 @ 100        800,690
    BBB        6,000    Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
                          5.50%, 6/01/36 ..........................................................     06/12 @ 100      5,079,060
                                                                                                                      ------------
                                                                                                                       117,567,396
                                                                                                                      ------------
                        DELAWARE--4.5%
    NR         4,000(3) Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ..................     06/09 @ 100      4,274,760
                                                                                                                      ------------
                        MARYLAND--5.7%
    NR         5,000(3) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 06/30/49 .................     06/09 @ 100      5,402,500
                                                                                                                      ------------
                        PUERTO RICO--13.8%
    A-         4,410    Puerto Rico Pub. Bldgs. Auth., Gov't. Facs., Ser. C, 5.75%, 7/01/19 .......    No Opt. Call      5,105,722
   BBB+        7,500    Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 8/01/25 .......................     02/10 @ 100      8,046,075
                                                                                                                      ------------
                                                                                                                        13,151,797
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $137,935,624) ...........................                    140,396,453
                                                                                                                      ------------

                       See Notes to Financial Statements.

               SHARES
                (000)                                    DESCRIPTION                                                       VALUE
==================================================================================================================================
                        MONEY MARKET FUNDS--9.0%
               4,750    AIM Tax Free Investment Co. Cash Reserve Portfolio ........................                   $  4,750,000
               3,800    SSgA Tax Free Money Mkt. Fund .............................................                      3,800,000
                                                                                                                      ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $8,550,000) ............................                      8,550,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--156.7% (COST $146,485,624) .............................                   $148,946,453
                        Other assets in excess of liabilities--1.7% ...............................                      1,628,603
                        Preferred shares at redemption value, including dividends payable--(58.4)%                     (55,528,256)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $ 95,046,800
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 10.2% of its net assets, with a current market value of $9,677,260, in securities restricted as to resale.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
COP          --  Certificate of Participation
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
PCR          --  Pollution Control Revenue
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST (BRF)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--155.4%
                        FLORIDA--137.9%
    AAA      $ 1,500    Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA .........................    No Opt. Call    $ 1,621,185
    AAA        1,765    Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA .................    No Opt. Call      1,845,184
                        Dade Cnty.,
    AAA        1,000      Aviation Rev., 6.00%, 10/01/08, AMBAC ...................................     10/05 @ 102      1,090,650
    AAA        5,000      GO, Ser. A, Zero Coupon, 2/01/08, MBIA ..................................   02/06 @ 92.852     4,442,550
    AAA          905      GO, Ser. B, Zero Coupon, 10/01/08, AMBAC ................................         ETM            795,929
    AAA        1,095      GO, Ser. B, Zero Coupon, 10/01/08, AMBAC ................................    No Opt. Call        963,020
                        Dade Cnty. Sch. Brd., COP,
    AAA        5,465(3)   Ser. A, 5.75%, 5/01/04, MBIA ............................................         N/A          5,603,756
    AAA        1,515    Delray Beach, Decade of Excellence Prog., GO, 3.50%, 2/01/09, FSA .........    No Opt. Call      1,585,538
                        Escambia Cnty. Util. Sys., Ser. B, FGIC,
    AAA        1,595      6.125%, 1/01/09 .........................................................    No Opt. Call      1,863,279
    AAA        5,235      6.25%, 1/01/12 ..........................................................    No Opt. Call      6,292,627
    AAA        5,060      6.25%, 1/01/13 ..........................................................    No Opt. Call      6,122,954
                        Florida Brd. of Ed.,
    AAA        8,720      GO, 3.50%, 1/01/09, FSA .................................................    No Opt. Call      9,119,638
    AAA        4,190      Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC ..............................    No Opt. Call      4,656,766
                        Florida Dept. of Env. Protection Presvtn., Ser. B, FGIC,
    AAA        5,905      4.00%, 7/01/08 ..........................................................    No Opt. Call      6,312,740
    AAA        6,140      4.00%, 7/01/09 ..........................................................    No Opt. Call      6,572,440
                        Florida Div. of Bond Fin. Dept., Gen. Svc. Rev.,
    AAA        2,000      Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC .....................     07/07 @ 101      2,171,660
    AAA        8,000      Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA .....................     07/08 @ 101      9,004,240
    AAA        1,090    Florida Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA ..................    No Opt. Call      1,140,849
    AAA        6,000    Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev., Ser. C,
                          3.50%, 10/01/08, MBIA ...................................................    No Opt. Call      6,266,940
                        Hillsborough Cnty. Cap Impvt., FGIC,
    AAA        2,630(3)   6.25%, 8/01/04 ..........................................................         N/A          2,733,569
    AAA        1,500(3)   6.60%, 8/01/04 ..........................................................         N/A          1,562,040
    AAA        5,000(3) Hillsborough Cnty. Sch. Brd., COP, 5.875%, 7/01/04, MBIA ..................         N/A          5,216,150
    AAA        3,000    Hillsborough Cnty. Sch. Dist., Sales Tax Rev., 4.00%, 10/01/09, AMBAC .....    No Opt. Call      3,212,010
    AAA       10,000    Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC ...........................    No Opt. Call     10,895,600
                        Indian River Cnty. Sch. Dist., GO, FSA,
    AAA          950      3.25%, 4/01/08 ..........................................................    No Opt. Call        987,364
    AAA        1,000      3.25%, 4/01/09 ..........................................................    No Opt. Call      1,035,820
                        Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
    AAA        3,000      5.625%, 5/01/08 .........................................................     05/05 @ 102      3,212,820
    AAA        2,910      5.75%, 5/01/09 ..........................................................     05/05 @ 102      3,121,150
                        Jacksonville Beach Utils., AMBAC,
    AAA        1,100      3.10%, 4/01/09 ..........................................................    No Opt. Call      1,131,350
    AAA        1,155      3.10%, 10/01/09 .........................................................    No Opt. Call      1,181,634
    AAA        5,895    Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC ...........................    No Opt. Call      6,375,678
                        Jacksonville Sales Tax,
    AAA        1,155      3.125%, 10/01/08, FGIC ..................................................    No Opt. Call      1,191,336
    AAA        1,000      3.375%, 10/01/09, FGIC ..................................................    No Opt. Call      1,037,610
    AAA        2,000      4.10%, 10/01/08, AMBAC ..................................................    No Opt. Call      2,149,720
    AAA          825    Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC ..........................    No Opt. Call        859,980
    AAA        2,000    Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA ...............................    No Opt. Call      2,310,000
    AAA        3,000    Lee Cnty. Arprt., 4.25%, 10/01/09, FSA ....................................    No Opt. Call      3,233,430
                        Miami, GO, FGIC,
    AAA        1,345      5.90%, 12/01/08 .........................................................    No Opt. Call      1,560,469
    AAA        1,000      6.00%, 12/01/09 .........................................................    No Opt. Call      1,181,260
                        Miami Dade Cnty.,
    AAA        2,000      Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC ...............................    No Opt. Call      2,230,240
    AAA        1,535      Pub. Svc. Tax Rev., Pub. Impvt., 3.40%, 4/01/08, AMBAC ..................    No Opt. Call      1,604,628
    AAA        1,595      Pub. Svc. Tax Rev., Pub. Impvt., 3.625%, 4/01/09, AMBAC .................    No Opt. Call      1,667,732
    AAA        4,775      Sch. Brd., COP, 5.25%, 8/01/11, FSA .....................................     08/08 @ 101      5,326,942

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        FLORIDA (CONTINUED)
                        Orange Cnty.,
    AAA      $ 1,000(3)   Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC ...............................         N/A        $ 1,093,730
    AAA        4,895      Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC ............................    No Opt. Call      5,062,311
    AAA        5,130      Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/08, AMBAC ..................    No Opt. Call      5,479,353
    AAA        5,340      Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/09, AMBAC ..................    No Opt. Call      5,702,693
    AAA        1,005      Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA ...................         ETM          1,162,725
    AAA          495      Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA ...................    No Opt. Call        568,230
                        Orlando Wst. Wtr. Sys., Ser. A, AMBAC,
    AAA        1,100      3.25%, 10/01/08 .........................................................    No Opt. Call      1,140,722
    AAA        1,280      3.50%, 10/01/09 .........................................................    No Opt. Call      1,336,602
                        Osceola Cnty., AMBAC,
    AAA        1,810      3.75%, 10/01/08 .........................................................    No Opt. Call      1,917,297
    AAA        1,535      3.875%, 10/01/09 ........................................................    No Opt. Call      1,633,332
                        Osceola Cnty. Gas Tax, FGIC,
    AAA          640      3.10%, 4/01/08 ..........................................................    No Opt. Call        661,312
    AAA          535      3.30%, 4/01/09 ..........................................................    No Opt. Call        555,469
    AAA        2,000    Osceola Cnty. Trans., Osceola Pkwy. Proj., 5.95%, 4/01/08, MBIA ...........     01/04 @ 101      2,024,740
                        Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
    AAA        1,770      3.00%, 8/01/08 ..........................................................    No Opt. Call      1,811,931
    AAA          850      3.30%, 8/01/09 ..........................................................    No Opt. Call        876,469
    AAA        7,085    Pasco Cnty. Solid Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC .......     01/04 @ 101      7,168,178
                        Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
    AAA        2,000      3.20%, 1/01/08 ..........................................................    No Opt. Call      2,064,320
    AAA        2,000      3.375%, 1/01/09 .........................................................    No Opt. Call      2,070,500
    AAA        1,020    Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC .............................    No Opt. Call      1,072,693
    AAA        1,000(3) Seminole Cnty. Sch. Brd., COP, Ser. A, 5.90%, 7/01/04, MBIA ...............         N/A          1,043,600
    AAA        2,000    Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA .........................    No Opt. Call      2,352,940
                        So. Florida Wtr. Mgmt. Dist., AMBAC,
    AAA        1,250      3.00%, 10/01/08 .........................................................    No Opt. Call      1,282,363
    AAA        1,000      3.30%, 10/01/09 .........................................................    No Opt. Call      1,033,640
    AAA        1,025    St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA ...............    No Opt. Call      1,069,526
    AAA          500    St. Petersburg Hlth. Facs. Auth., All Childrens Hosp., 3.10%,
                          11/15/08, AMBAC .........................................................    No Opt. Call        513,240
    AAA        1,370    Village Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA ........    No Opt. Call      1,561,101
    AAA        2,370    Volusia Cnty., Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA ..............    No Opt. Call      2,536,872
                                                                                                                      ------------
                                                                                                                       197,286,366
                                                                                                                      ------------
                        PUERTO RICO--17.5%
                        Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
    AAA       10,000      3.50%, 8/01/08 ..........................................................    No Opt. Call     10,518,400
    AAA       12,000      3.75%, 8/01/09 ..........................................................    No Opt. Call     12,734,520
    AAA        1,500      5.625%, 8/01/10 .........................................................     08/09 @ 101      1,729,740
                                                                                                                      ------------
                                                                                                                        24,982,660
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $209,096,168) ...........................                    222,269,026
                                                                                                                      ------------

             ---------
               SHARES
                (000)
             ---------
                        SHORT-TERM INVESTMENTS--0.9%
               1,350    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,350,000) ......         N/A          1,350,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--156.3% (COST $210,446,168) .............................                    223,619,026
                        Other assets in excess of liabilities--2.5% ...............................                      3,632,579
                        Preferred shares at redemption value, including dividends payable--(58.8)%                     (84,169,359)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $143,082,246
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 99.4% of the Trust's total investments.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
COP          --  Certificate of Participation
ETM          --  Escrowed to Maturity
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST (BFO)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--127.8%
                        FLORIDA--113.2%
                        Brandy Creek Cmnty. Dev. Dist.,
    NR       $ 1,510      6.35%, 5/01/34 ..........................................................     05/13 @ 101    $ 1,525,432
    NR         2,000      Spl. Assmt., Ser. B, 5.40%, 5/01/09 .....................................    No Opt. Call      2,001,240
    NR         2,000    Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33 ....................     05/13 @ 101      2,060,340
    NR         5,000    Crossings at Fleming Island, Cmnty. Dev. Dist., 6.75%, 10/01/25 ...........     10/09 @ 102      5,132,200
    AAA        1,095    Deltona Util. Sys., 5.00%, 10/01/23,  MBIA ................................     10/13 @ 100      1,138,088
    BBB        4,000    Escambia Cnty. Env. Impvt., 5.75%, 11/01/27 ...............................    No Opt. Call      4,055,640
    AAA        5,000    Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC ...................    No Opt. Call      5,302,650
   BBB+        1,955    Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj.,
                          5.50%, 10/01/23 .........................................................     10/12 @ 100      1,947,591
    AAA        1,000    Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA ........................     07/13 @ 100      1,026,120
    AA         1,000    Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27 ..................................     10/12 @ 100      1,025,020
    AAA        3,000    Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC ....................     10/14 @ 100      3,154,650
                        Marco Island Util. Sys., MBIA,
    AAA        2,000      5.00%, 10/01/22 .........................................................     10/13 @ 100      2,086,740
    AAA        1,375      5.00%, 10/01/23 .........................................................     10/13 @ 100      1,429,106
    AAA        1,000      5.25%, 10/01/21 .........................................................     10/13 @ 100      1,073,610
                        Miami Dade Cnty., MBIA,
    AAA        5,365      Ser. A, Zero Coupon, 10/01/19 ...........................................   04/08 @ 55.413     2,402,340
    AAA       10,000      Ser. A, Zero Coupon, 10/01/20 ...........................................   04/08 @ 52.398     4,221,500
    AAA        7,560      Ser. B, Zero Coupon, 10/01/32 ...........................................   04/08 @ 26.494     1,529,161
    AAA        4,000    Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA .....................    No Opt. Call      1,843,880
    NR         4,000    No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. &  Impvt. Unit Dev. 43,
                          6.10%, 8/01/21 ..........................................................     08/11 @ 101      4,132,720
     A         4,450    Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32    11/12 @ 101      4,605,172
                        Palm Coast Florida Util. Sys., MBIA,
    AAA        1,770      5.00%, 10/01/22 .........................................................     10/13 @ 100      1,846,765
    AAA        1,485      5.00%, 10/01/23 .........................................................     10/13 @ 100      1,543,435
    AAA        1,500      5.00%, 10/01/24 .........................................................     10/13 @ 100      1,551,840
    AAA        2,760    Polk Cnty. Florida Util. Sys., 5.00%, 10/01/23, FGIC ......................     10/13 @ 100      2,868,606
    NR         4,765    Sterling Hill Comnty. Dev. Dist., 6.10%, 5/01/23 ..........................     05/13 @ 101      4,810,792
    NR         3,140    Stevens Plantation Impvt. Proj., 6.375%, 5/01/13 ..........................    No Opt. Call      3,169,139
    NR         1,250    Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32 ..     10/09 @ 100      1,265,025
                        Tohopekaliga Wtr. Auth., FSA,
    AAA        3,630      Ser. A, 5.00%, 10/01/21 .................................................     10/13 @ 100      3,810,883
    AAA        3,810      Ser. A, 5.00%, 10/01/22 .................................................     10/13 @ 100      3,975,239
    AAA        2,000      Ser. A, 5.00%, 10/01/23 .................................................     10/13 @ 100      2,078,700
    AAA        1,975      Ser. B, 5.00%, 10/01/22 .................................................     10/13 @ 100      2,060,656
    AAA        1,180      Ser. B, 5.00%, 10/01/23 .................................................     10/13 @ 100      1,226,433
    NR         2,000    Village Cmnty. Dev. Dist. No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22 .     05/13 @ 101      2,017,800
                        Village Ctr. Cmnty. Dev. Dist.,
    AAA        5,000      5.25%, 10/01/23, MBIA ...................................................     10/13 @ 101      5,305,550
    NR         2,000      Ser. B, 6.35%, 1/01/18 ..................................................     01/14 @ 100      2,097,600
                                                                                                                      ------------
                                                                                                                        91,307,923
                                                                                                                      ------------
                        PUERTO RICO--14.6%
                        Children's Trust Fund, Tobacco Settlement Rev.,
    BBB        2,015      5.50%, 5/15/39 ..........................................................     05/12 @ 100      1,879,088
    BBB       10,500      5.625%, 5/15/43 .........................................................     05/12 @ 100      9,893,835
                                                                                                                      ------------
                                                                                                                        11,772,923
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $101,113,671) ...........................                    103,080,846
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        SHORT-TERM INVESTMENTS--35.9%
                        ALABAMA--3.7%
    A1       $ 3,000(3) Columbia Indl. Dev. Brd., PCR., Ser. B, 1.30%, 1/02/04, FRDD ..............                   $  3,000,000
                                                                                                                       ------------
                        CALIFORNIA--7.4%
    A1+        3,000(3) California St., GO, Ser. A-2, 1.27%, 1/02/04, FRDD ........................                      3,000,000
    A1+        3,000(3) Los Angeles  Regl. Arpt. Impvt. Corp., Lease Rev., 1.19%, 1/02/04, FRDD ...                      3,000,000
                                                                                                                      ------------
                                                                                                                         6,000,000
                                                                                                                      ------------
                        GEORGIA--3.7%
    A1+        3,000(3) Mun. Elec. Auth., Proj. 1, Ser. C, 1.05%, 1/07/04, MBIA, FRWD .............                      3,000,000
                                                                                                                      ------------
                        KANSAS--3.6%
    A1+        2,900(3) Kansas St. Dept. Transp. Hwy, Ser. B-1, 1.16%, 1/02/04, FRDD ..............                      2,900,000
                                                                                                                      ------------
                        MASSACHUSETTS--2.2%
    A1+        1,800(3) Massachusetts St. Dev. Fin. Agcy., Boston Univ., Ser. R-4, 1.16%, 1/02/04,
                          XLCA, FRDD ..............................................................                      1,800,000
                                                                                                                      ------------
                        NEW YORK--4.1%
    A1+        3,260(3) New York City, GO, Ser. B-2, 1.17%, 1/02/04, FRDD .........................                      3,260,000
                                                                                                                      ------------
                        TEXAS--7.1%
    A1+        2,700(3) Brownsville Util. Sys., Ser. A, 1.10%, 1/07/04, MBIA, FRWD ................                      2,700,000
    A1+        3,000(3) Lower Neches Valley Auth., Ind. Dev. Corp., Ser. A, 1.20%, 1/02/04, FRDD ..                      3,000,000
                                                                                                                      ------------
                                                                                                                         5,700,000
                                                                                                                      ------------
                        PUERTO RICO--4.1%
    A1         3,300(3) Puerto Rico Comnwlth. Govt. Dev. Bank, 1.06%, 1/07/04, MBIA, FRWD .........                      3,300,000
                                                                                                                      ------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $28,960,000) ...........................                     28,960,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--163.7% (COST $130,073,671) .............................                    132,040,846
                        Liabilities in excess of other assets--(3.1)% .............................                     (2,480,731)
                        Preferred shares at redemption value, including dividends payable--(60.6)%                     (48,905,424)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $ 80,654,691
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
FGIC         --  Financial Guaranty Insurance Company
FRDD         --  Floating Rate Daily Demand
FRWD         --  Floating Rate Weekly Demand
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
PCR          --  Pollution Control Revenue
XLCA         --  XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST (BLN)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--152.3%
                        Albany Cnty., GO, FGIC,
    AAA      $ 1,515      3.50%, 6/01/08 ..........................................................    No Opt. Call    $ 1,590,735
    AAA        2,030      3.50%, 6/01/09 ..........................................................    No Opt. Call      2,124,192
    AAA        1,075(3) Babylon, GO, Ser. A, 5.875%, 1/15/04, AMBAC ...............................         N/A          1,097,822
    AAA        1,000    Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC .............................    No Opt. Call      1,071,440
    AAA        2,250    Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC ...................    No Opt. Call      2,381,558
               1,960    East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA ............    No Opt. Call      2,101,081
                        Elmira City Sch. Dist., FGIC,
    AAA        2,125      3.25%, 6/15/08 ..........................................................    No Opt. Call      2,209,830
    AAA        1,500      3.25%, 6/15/09 ..........................................................    No Opt. Call      1,551,150
                        Erie Cnty., GO,
    AAA        3,825      Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC ...............................    No Opt. Call      3,929,728
    AAA        1,000      Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC ..............................    No Opt. Call      1,057,900
    AAA          785      Ser. B, 5.70%, 5/15/08, MBIA ............................................     05/04 @ 102        812,538
    AAA        1,185    Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC ...........    No Opt. Call      1,259,335
                        Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
    AAA        1,125      3.75%, 6/15/09 ..........................................................    No Opt. Call      1,191,769
    AAA        1,000      4.00%, 6/15/08 ..........................................................    No Opt. Call      1,071,440
    AAA        1,500    Hempstead Township, GO, Ser. B, 4.00%, 8/01/09, MBIA ......................    No Opt. Call      1,602,315
    AAA        1,070    Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA ......................    No Opt. Call      1,119,990
    AAA       12,500    Long Island Pwr. Auth., Elec. Sys., 5.00%, 4/01/08, MBIA ..................    No Opt. Call     13,796,250
                        Lowville Central Sch. Dist., GO, FGIC,
    AAA        1,255      3.30%, 6/15/08 ..........................................................    No Opt. Call      1,307,748
    AAA        1,305      3.60%, 6/15/09 ..........................................................    No Opt. Call      1,372,560
                        Met. Transp. Auth.,
    AAA       12,000      Ser. A, 3.50%, 11/15/09, FSA ............................................    No Opt. Call     12,508,320
    AAA       26,075      Ser. K, 6.00%, 7/01/08, MBIA ............................................         ETM         30,322,096
    AAA        2,500      Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA ........................         ETM          2,917,825
    AAA        1,500    Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA ...................    No Opt. Call      1,526,235
                        Monroe Cnty., GO, Pub. Impvt., FGIC,
    AAA        1,225      4.00%, 3/01/09 ..........................................................    No Opt. Call      1,308,692
    AAA        2,095      4.00%, 3/01/10 ..........................................................    No Opt. Call      2,226,189
                        Mt. Sinai Union Free Sch. Dist., AMBAC,
    AAA          935      6.00%, 2/15/08 ..........................................................    No Opt. Call      1,071,847
    AAA          930      6.10%, 2/15/09 ..........................................................    No Opt. Call      1,085,998
    AAA        1,075      6.10%, 2/15/10 ..........................................................    No Opt. Call      1,267,554
                        New Paltz Central Sch. Dist., GO, FGIC,
    AAA          500      3.125%, 6/01/08 .........................................................    No Opt. Call        517,185
    AAA          610      3.50%, 6/01/09 ..........................................................    No Opt. Call        638,304
    AAA        3,000    New York, GO, Ser. A, 4.00%, 3/15/09, FSA .................................    No Opt. Call      3,206,430
                        New York City, GO,
    AAA        1,000      Ser. A, 5.20%, 8/01/10, FSA .............................................     08/08 @ 101      1,116,200
    AAA        4,720      Ser. C, 4.75%, 8/15/09, XLCA ............................................     08/08 @ 101      5,140,127
    AAA       12,755      Ser. C, 5.00%, 8/01/08, FSA .............................................    No Opt. Call     14,096,061
    AAA           45      Ser. C-1, 6.25%, 8/01/10, FSA ...........................................   01/04 @ 100.75        45,500
    AAA           50      Ser. C-1, 6.375%, 8/01/08, MBIA .........................................   01/04 @ 100.75        50,560
    AAA        6,895      Ser. E, 6.20%, 8/01/08, MBIA ............................................    No Opt. Call      7,958,830
                        New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A,
    AAA        2,810      3.75%, 2/15/09, FSA .....................................................    No Opt. Call      2,947,718
    AAA        2,000      5.00%, 2/15/08, AMBAC ...................................................    No Opt. Call      2,201,380
                        New York City Mun. Wtr. Fin. Auth., Ser. A,
    AAA       11,500      Zero Coupon, 6/15/09, MBIA ..............................................    No Opt. Call      9,812,605
    AAA        1,710      6.00%, 6/15/08, FGIC ....................................................         ETM          1,985,874
                        New York City Transl. Fin. Auth.,
    AAA        4,000      Ser. B, 4.00%, 5/01/09, MBIA ............................................    No Opt. Call      4,273,480
    AAA        7,800      Ser. B, 5.25%, 5/01/11, MBIA ............................................    No Opt. Call      8,907,990
    AAA        2,000      Ser. C, 5.00%, 8/01/09, FSA .............................................    No Opt. Call      2,234,940
    AAA        3,300      Ser. C, 5.50%, 2/01/09, FSA .............................................    No Opt. Call      3,749,262

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS (CONTINUED)
                        New York Dorm. Auth.,
    AAA      $ 3,150(3)   City Univ., Ser. 1, 6.125%, 7/01/04, AMBAC ..............................         N/A       $  3,290,774
    AAA        1,070      Hosp. Lutheran Medical, 3.00%, 2/01/09, MBIA ............................    No Opt. Call      1,084,274
    AAA        1,625      Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA ..........................    No Opt. Call      1,700,270
    AAA        2,970      Secured Hosp., 4.00%, 2/15/09, XLCA .....................................    No Opt. Call      3,150,754
    AAA        3,500      Secured Hosp., 5.00%, 2/15/10, MBIA .....................................    02/08 @ 101.5     3,878,210
    AAA        5,000      Secured Hosp., 5.125%, 2/15/09, FSA .....................................    02/08 @ 101.5     5,537,550
    AAA        1,600      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/07, FGIC ......................    No Opt. Call      1,780,416
    AAA        2,500      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, AMBAC .....................    No Opt. Call      2,823,425
    AAA        5,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, FGIC ......................    No Opt. Call      5,646,850
    AAA        6,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, CONNIE LEE ................    No Opt. Call      6,776,220
    AAA        5,000      St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/09, AMBAC .....................    No Opt. Call      5,717,150
    AAA          500      W.K. Nursing Home, 5.65%, 8/01/09 .......................................     08/06 @ 102        537,125
    AAA        1,000      Winthrop Univ. Hosp. Assoc., Ser. A, 4.125%, 7/01/08, AMBAC .............    No Opt. Call      1,070,380
                        New York Env. Facs. Corp.,
    AAA        1,630      Clean Wtr. & Drinking, 3.875%, 4/15/10 ..................................    No Opt. Call      1,730,033
    AAA        6,000      Mun. Wtr. Proj., 4.00%, 6/15/09 .........................................    No Opt. Call      6,435,000
    AAA        4,170(3)   PCR, Ser. D, 6.60%, 11/15/04 ............................................         N/A          4,449,807
    AAA          830      PCR, Ser. D, 6.60%, 5/15/08 .............................................     11/04 @ 102        883,228
                        New York Hsg. Fin. Agcy.,
    AAA        1,345      Hsg. Proj. Mtge., Ser. A, 5.80%, 5/01/09, FSA ...........................     05/06 @ 102      1,437,146
    AAA        4,585      Hsg. Proj. Mtge., Ser. A, 5.80%, 11/01/09, FSA ..........................     05/06 @ 102      4,898,064
    AAA        3,865      Multifamily Mtge. Hsg., Ser. C, 6.30%, 8/15/08 ..........................     01/04 @ 101      3,890,779
                        New York Med. Care Fac. Fin. Agcy.,
    AAA        3,000      Mental Hlth. Fac., 5.25%, 8/15/07, FGIC .................................     02/04 @ 102      3,074,010
    AAA        5,000(3)   New York Hosp., Ser. A, 6.50%, 2/15/05, AMBAC ...........................         N/A          5,397,700
    AAA          250    New York Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA .......................         ETM            284,100
                        New York Thruway Auth.,
    AAA        4,955      Ser. A, 3.75%, 3/15/09, MBIA ............................................    No Opt. Call      5,199,133
    AAA        2,000      Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA ....................    No Opt. Call      2,124,960
    AAA        5,000(3)   Hwy. & Brdg. Trust Fund, Ser. A, 5.625%, 4/01/04, AMBAC .................         N/A          5,155,300
    AAA        2,000      Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA ...................    No Opt. Call      2,134,700
    AAA        2,900      Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA ...................    No Opt. Call      3,307,711
    AAA        1,000(3)   Hwy. & Brdg. Trust Fund, Ser. B, 6.00%, 4/01/04, FGIC ...................         N/A          1,031,940
    AAA        6,940(3)   Svc. Contract Rev., Local Hwy. & Brdg., 5.75%, 4/01/04, MBIA ............         N/A          7,157,569
    AAA        3,410      Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA ...     04/08 @ 101      3,833,897
                        New York Urban Dev. Corp., Correctional Facs., AMBAC,
    AAA        2,000      Ser. A, 5.50%, 1/01/09 ..................................................    No Opt. Call      2,268,080
    AAA        5,140      Svc. Contract Rev., Ser. B, 5.25%, 1/01/10 ..............................     01/09 @ 101      5,775,869
    AAA        1,040    Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA .......................    No Opt. Call      1,070,326
                        So. Seneca Central Sch. Dist., GO, MBIA,
    AAA        1,185      3.20%, 6/15/08 ..........................................................    No Opt. Call      1,229,817
    AAA        1,045      3.375%, 6/15/09 .........................................................    No Opt. Call      1,087,228
    AAA        1,030    Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC ............................    No Opt. Call      1,104,139
    AAA        5,000    Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC .......................    No Opt. Call      5,712,600
    AAA        1,675    Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC ...................         ETM          1,697,077
    AAA        2,265    Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA .............         ETM          2,553,584
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $270,532,873) ...........................                    293,683,778
                                                                                                                      ------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        SHORT-TERM INVESTMENTS--2.3%
                        GEORGIA--1.00%
    A1+      $ 2,000(4) Mun. Elec. Auth., Proj. 1, Ser. C, 1.05%, 1/07/04, MBIA, FRWD .............                   $  2,000,000
                                                                                                                      ------------
                        NEW YORK--0.2%
    A1+          300(4) New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys., Ser. G, 1.27%,
                          1/02/04, FGIC, FRDD .....................................................                        300,000
                                                                                                                      ------------

            -----------
               SHARES
                (000)
            -----------
                        MONEY MARKET FUND--1.1%
               2,150    AIM Tax Free Investment Co. Cash Reserve Portfolio ........................                      2,150,000
                                                                                                                     -------------
                        TOTAL SHORT-TERM INVESTMENTS (COST $4,450,000) ............................                      4,450,000
                                                                                                                     -------------
                        TOTAL INVESTMENTS--154.6% (COST $274,982,873) .............................                  $ 298,133,778
                        Other assets in excess of liabilities--2.2% ...............................                      4,226,078
                        Preferred shares at redemption value, including dividends payable--(56.8)%                    (109,558,756)
                                                                                                                     -------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                  $ 192,801,100
                                                                                                                     =============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Securities that are covered by insurance, which ensures the timely payment of principal and interest, represent approximately 93.3% of the Trust's total investments.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
CONNIE LEE   --  College Construction Loan Insurance Association
ETM          --  Escrowed to Maturity
FGIC         --  Financial Guaranty Insurance Company
FRDD         --  Floating Rate Daily Demand
FRWD         --  Floating Rate Weekly Demand
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
PCR          --  Pollution Control Revenue
XLCA         --  XL Capital Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST (BLH)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--152.7%
                        NEW YORK--137.0%
    Aaa      $ 1,320    East Rochester Hsg. Auth., 5.20%, 12/20/24 ................................     12/11 @ 101   $  1,364,418
    BBB        2,450    Jefferson Cnty. Ind. Dev. Agcy., Sld. Wst. Disp. Rev., 5.20%, 12/01/20 ....     12/13 @ 100      2,460,731
    AAA        1,900    Long Island Pwr. Auth., Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA ........    No Opt. Call      1,015,607
    AAA        5,000    Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC ........................     11/12 @ 100      5,321,250
                        New York City, GO,
     A         4,000      Ser. B, 5.375%, 12/01/20 ................................................     12/11 @ 100      4,195,560
    A+         5,000      Ser. G, 5.75%, 8/01/18 ..................................................     08/12 @ 100      5,467,400
    A-         4,000    New York City Ind. Dev. Agcy., Civic Fac. Rev., YMCA of Greater
                          New York Proj., 5.25%, 8/01/21 ..........................................     02/11 @ 100      4,099,280
                        New York City Transl. Fin. Auth.,
    AA+        3,000      Ser. B, 5.00%, 5/01/18 ..................................................     11/11 @ 101      3,196,500
    AA+        1,895      Ser. C, 5.00%, 5/01/19 ..................................................     05/09 @ 101      1,995,075
                        New York Dorm. Auth.,
    AA         1,000      Brooklyn Law Sch., Ser. A, 5.50%, 7/01/18, RAA ..........................     07/13 @ 100      1,090,600
    AA-        1,800      City Univ., Ser. A, 5.125%, 7/01/21 .....................................     07/11 @ 100      1,877,868
    AA-        3,750      Mental Hlth. Svcs., Ser. A, 5.00%, 2/15/18 ..............................     02/08 @ 102      3,884,850
    AAA        1,030(3)   Mental Hlth. Svcs., Ser. B, 5.50%, 08/15/11, MBIA .......................         N/A          1,207,789
    AAA        1,590      Mental Hlth. Svcs., Ser. B, 5.50%, 8/15/20, MBIA ........................     08/11 @ 100      1,727,837
    AA-        3,230      Upstate Cmnty. Colleges, Ser. A, 5.00%, 7/01/19 .........................     07/09 @ 101      3,378,709
    AAA        1,000      Willow Towers Inc. Proj., 5.25%, 2/01/22 ................................     08/12 @ 101      1,045,110
    AA-        3,500    New York Urban Dev. Corp., Correctional Facs., 5.00%, 1/01/19 .............     01/08 @ 102      3,606,925
    AA         4,180    Niagra Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Niagra Univ. Proj.,
                          Ser. A, 5.35%, 11/01/23, RAA ............................................     11/11 @ 101      4,390,379
    AA         4,130    Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21 .....     02/11 @ 101      4,358,182
    AA         3,875    Orange Cnty. Ind. Dev. Agcy., Civic Fac. Rev., St. Lukes Hosp. Newburg Proj.,
                          Ser. A, 5.375%, 12/01/21, RAA ...........................................     12/11 @ 101      4,136,989
                        Port Auth. of NY & NJ,
    AAA        3,885      Ser. 126, 5.00%, 11/15/18, FGIC .........................................     05/12 @ 101      4,121,752
   Caa2        2,600      Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 9.125%, 12/01/15 ..........     01/04 @ 100      2,592,148
    BBB        4,000    Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.625%, 8/15/35     08/12 @ 100      3,826,920
    A2         3,000    TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32 ...............     07/12 @ 100      3,000,180
    AAA        3,710    Westchester Cnty. Ind. Dev. Agy., Civiv Fac. Rev., Ser. A, 5.125%,
                          12/01/22, AMBAC .........................................................     12/11 @ 102      3,943,767
                                                                                                                     -------------
                                                                                                                        77,305,826
                                                                                                                     -------------
                        DELAWARE--7.6%
    NR         4,000(4) Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49 ..................     06/09 @ 100      4,274,760
                                                                                                                     -------------

                       See Notes to Financial Statements.

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        PUERTO RICO--8.1%
    BBB      $ 2,000    Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43 ...........     05/12 @ 100   $  1,884,540
   BBB+        2,500    Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 8/01/25 .......................     02/10 @ 100      2,682,025
                                                                                                                      ------------
                                                                                                                         4,566,565
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $81,654,126) ............................                     86,147,151
                                                                                                                      ------------

             ---------
               SHARES
                (000)
             ---------
                        MONEY MARKET FUND--0.4%
                 200    AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $200,000) ........         N/A            200,000
                                                                                                                      ------------
                        TOTAL INVESTMENTS--153.1% (COST $81,854,126) ..............................                     86,347,151
                        Other assets in excess of liabilities--2.6% ...............................                      1,468,933
                        Preferred shares at redemption value, including dividends payable--(55.7)%                     (31,400,768)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $ 56,415,316
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 7.6% of its net assets, with a current market value of $4,274,760, in securities restricted as to resale.


--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
RAA          --  Radian Asset Assurance
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST (BPS)

             PRINCIPAL
              AMOUNT                                                                                   OPTION CALL
RATING(1)      (000)                                    DESCRIPTION                                    PROVISIONS(2)      VALUE
==================================================================================================================================
                        LONG-TERM INVESTMENTS--140.2%
                        PENNSYLVANIA--120.4%
    AAA      $ 2,150(3) Allegheny Cnty. Port Auth., 6.125%, 03/01/09, MBIA ........................         N/A       $  2,543,450
    AAA        1,800    Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA ........................     12/07 @ 102      1,909,962
   BBB+        1,400    Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34      10/12 @ 101      1,443,260
    NR         1,250    Dauphin Cnty. Gen. Auth., Hotel & Conf. Ctr., Hyatt Regency, 6.20%, 1/01/19     01/09 @ 102      1,135,525
    NR         2,500    Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26          ETM          2,762,900
    AAA        1,250    Delaware Cnty. Ind. Dev. Auth., Wtr. Facs., 6.00%, 6/01/29, FGIC ..........     06/09 @ 101      1,388,525
                        Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp.,
    Ba2        1,250      6.00%, 11/01/23 .........................................................     11/08 @ 102      1,224,037
    Ba2        1,250      6.20%, 11/01/14 .........................................................     11/09 @ 102      1,238,975
   BBB+        1,250    Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28 .     11/08 @ 101      1,198,175
                        Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
    A3         1,000      6.25%, 11/01/31 .........................................................     05/11 @ 101        999,320
    A3         1,000      Exempt Facs. Rev., 6.375%, 11/01/41 .....................................     05/11 @ 101      1,002,830
                        Pennsylvania Higher Edl. Facs. Auth.,
    AA-        1,250      Lafayette Coll. Proj., 6.00%, 5/01/30 ...................................     05/10 @ 100      1,415,075
    AA           310      Philadelphia Univ., 6.10%, 6/01/30, RAA .................................     06/10 @ 100        339,813
                        Pennsylvania Hsg. Fin. Agcy., Sngl. Fam. Mtge.,
    AA+        1,130      Ser. 60A, 5.85%, 10/01/27 ...............................................    04/07 @ 101.5     1,168,420
    AA+        3,200      Ser. 68A, 6.10%, 4/01/21 ................................................     10/09 @ 100      3,349,024
     A         1,000    Pennsylvania St. Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs.,
                          Ser. A, 5.75%, 1/01/22 ..................................................     01/06 @ 101      1,022,120
    AAA        1,250    Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC .....................     06/07 @ 102      1,290,588
    AAA        1,250    Philadelphia Pkg. Auth., Pkg. Rev., 5.625%, 9/01/18, FSA ..................     09/09 @ 101      1,390,412
                        Philadelphia Sch. Dist., GO,
    AAA        1,190      Ser. B, 5.50%, 9/01/25, AMBAC ...........................................     09/05 @ 101      1,252,463
    AAA        2,800      Ser. C, 5.50%, 3/01/24, MBIA ............................................     03/10 @ 100      3,018,652
    AAA        3,050      Ser. C, 5.75%, 3/01/29, MBIA ............................................     03/10 @ 100      3,366,072
    AAA        2,250    Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC ..........................     03/07 @ 102      2,448,337
    AAA        1,750    Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC ..    No Opt. Call      2,143,645
                                                                                                                      ------------
                                                                                                                        39,051,580
                                                                                                                      ------------
                        MARYLAND--13.3%
    NR         4,000(4) MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 06/30/49 .................     06/09 @ 100      4,322,000
                                                                                                                      ------------
                        PUERTO RICO--6.5%
   BBB+        2,000    Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29 .......................     02/12 @ 100      2,099,740
                                                                                                                      ------------
                        TOTAL LONG-TERM INVESTMENTS (COST $41,790,198) ............................                     45,473,320
                                                                                                                      ------------

             ----------
               SHARES
                (000)
             ----------
                        MONEY MARKET FUNDS--9.9%
               1,600    AIM Tax Free Investment Co. Cash Reserve Portfolio ........................         N/A          1,600,000
               1,600    SSgA Tax Free Money Mkt. Fund .............................................         N/A          1,600,000
                                                                                                                      ------------
                        TOTAL MONEY MARKET FUNDS (COST $3,200,000) ................................                      3,200,000
                        TOTAL INVESTMENTS--150.1% (COST $44,990,198) ..............................                     48,673,320
                        Other assets in excess of liabilities--3.9% ...............................                      1,265,443
                        Preferred shares at redemption value, including dividends payable--(54.0)%                     (17,503,738)
                                                                                                                      ------------
                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ........................                   $ 32,435,025
                                                                                                                      ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
(3) This bond is prerefunded. Securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 13.3% of its net assets, with a current market value of $4,322,000, in securities restricted as to resale.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

AMBAC        --  American Municipal Bond Assurance Corporation
FGIC         --  Financial Guaranty Insurance Company
FSA          --  Financial Security Assurance
GO           --  General Obligation
MBIA         --  Municipal Bond Insurance Association
RAA          --  Radian Asset Assurance
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                       INSURED         INSURED                                        MUNICIPAL
                                                   MUNICIPAL 2008     MUNICIPAL    MUNICIPAL 2018  MUNICIPAL 2020      TARGET
                                                     TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST
ASSETS                                                  (BRM)           (BMT)           (BPK)           (BKK)           (BMN)
                                                   ------------     ------------    ------------    ------------    ------------
Investments at value(1) .........................  $733,957,518     $461,259,359    $380,805,916    $468,919,159    $789,389,169
                                                   ------------     ------------    ------------    ------------    ------------
Cash ............................................       382,587          505,160         526,186          24,400         516,385
Receivable for investments sold .................       346,092               --         157,093              --         165,306
Interest receivable .............................     9,581,165        5,548,161       4,446,564       4,329,999       7,904,984
Other assets ....................................       131,595           90,657          28,408           6,617         111,417
                                                   ------------     ------------    ------------    ------------    ------------
                                                    744,398,957      467,403,337     385,964,167     473,280,175     798,087,261
                                                   ------------     ------------    ------------    ------------    ------------

LIABILITIES
Payable to custodian ............................            --               --              --              --              --
Payable for investments purchased ...............            --        1,557,940              --              --              --
Dividends payable--common shares ................            --               --       1,034,022       1,580,987              --
Investment advisory fee payable .................       221,765          138,016         130,000         199,283         237,035
Administration fee payable ......................        63,361           39,433              --              --          94,705
Deferred Directors/Trustees fees ................        97,662           76,305          16,696              --          82,014
Other accrued expenses ..........................       150,854          139,946         125,661         278,876         223,337
                                                   ------------     ------------    ------------    ------------    ------------
                                                        533,642        1,951,640       1,306,379       2,059,146         637,091
                                                   ------------     ------------    ------------    ------------    ------------

PREFERRED SHARES AT REDEMPTION VALUE
$25,000 liquidation value per share, including
  dividends payable(2),(3) ......................   271,080,787      170,424,011     137,625,996     177,623,122     299,167,156
                                                   ------------     ------------    ------------    ------------    ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS ...........................  $472,784,528     $295,027,686    $247,031,792    $293,597,907    $498,283,014
                                                   ============     ============    ============    ============    ============

COMPOSITION OF NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS:
  Par value .....................................  $    272,071     $    258,856    $     15,908    $     20,237    $    454,106
  Paid-in capital in excess of par ..............   377,589,494      239,251,319     225,641,716     287,166,281     420,179,598
  Undistributed (Distributions in excess of)
    net investment income .......................    41,560,348       20,108,157      10,248,439        (329,584)     33,592,893
  Accumulated net realized loss .................       (67,562)          (1,308)     (2,036,899)       (482,817)         26,444
  Net unrealized appreciation (depreciation) ....    53,430,177       35,410,662      13,162,628       7,223,790      44,029,973
                                                   ------------     ------------    ------------    ------------    ------------
Net assets applicable to common shareholders,
  December 31, 2003 .............................  $472,784,528     $295,027,686    $247,031,792    $293,597,907    $498,283,014
                                                   ============     ============    ============    ============    ============

Net asset value per common share(4) .............        $17.38           $11.40          $15.53          $14.51          $10.97
                                                         ======           ======          ======          ======          ======

(1)Investments at cost ..........................  $680,527,340     $425,848,697    $367,643,288    $461,695,369    $745,359,196
(2)Preferred shares outstanding .................        10,840            6,816           5,504           7,104          11,964
(3)Par value per share ..........................          0.01             0.01            0.001           0.001           0.01
(4)Common shares outstanding ....................    27,207,093       25,885,639      15,908,028      20,236,628      45,410,639

                       See Notes to Financial Statements.

                    CALIFORNIA                                                       NEW YORK                      PENNSYLVANIA
     STRATEGIC        INSURED       CALIFORNIA    FLORIDA INSURED     FLORIDA         INSURED        NEW YORK        STRATEGIC
     MUNICIPAL    MUNICIPAL 2008  MUNICIPAL 2018  MUNICIPAL 2008  MUNICIPAL 2020  MUNICIPAL 2008  MUNICIPAL 2018     MUNICIPAL
       TRUST        TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST         TRUST
       (BSD)           (BFC)           (BJZ)           (BRF)           (BFO)           (BLN)           (BLH)           (BPS)
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------
  $175,064,089     $280,403,216    $148,946,453    $223,619,026    $132,040,846    $298,133,778     $86,347,151     $48,673,320
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------
       500,720               --         514,114         514,988          86,582         508,346         536,323         863,991
            --               --              --              --              --              --              --              --
     2,391,939        3,478,464       1,613,859       3,267,775       1,172,769       3,909,723       1,215,285         612,113
        33,230           69,517           9,805          46,486           1,798          57,423           7,311          19,882
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------
   177,989,978      283,951,197     151,084,231     227,448,275     133,301,995     302,609,270      88,106,070      50,169,306
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------


            --          272,170              --              --              --              --              --              --
            --               --              --              --       3,154,860              --              --              --
       576,375               --         394,023              --         417,160              --         222,523         149,076
        52,339           84,462          50,902          67,573          54,863          89,791          29,724          14,497
            --           24,132              --          19,308              --          25,655              --              --
        19,865           36,659           5,264          28,900              --          37,520           4,641          10,417
        82,008           94,027          58,986          80,889         114,997          96,448          33,098          56,553
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------
       730,587          511,450         509,175         196,670       3,741,880         249,414         289,986         230,543
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------



    62,013,242      104,586,175      55,528,256      84,169,359      48,905,424     109,558,756      31,400,768      17,503,738
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------


  $115,246,149     $178,853,572    $ 95,046,800    $143,082,246   $  80,654,691    $192,801,100     $56,415,316     $32,435,025
  ============     ============    ============    ============   =============    ============     ===========     ===========



  $      7,242     $    104,071    $      6,433    $     87,071   $       5,562    $    112,571     $     3,633     $     2,015
   102,593,420      144,174,166      91,213,865     120,583,337      78,885,738     155,947,555      51,482,732      28,362,834

     4,314,946       14,613,272       2,852,269       9,238,980        (203,764)     13,588,759       1,543,840         884,358
    (5,481,856)          (3,661)     (1,486,596)             --             (20)          1,310      (1,107,914)       (497,304)
    13,812,397       19,965,724       2,460,829      13,172,858       1,967,175      23,150,905       4,493,025       3,683,122
  ------------     ------------    ------------    ------------    ------------    ------------     -----------     -----------

  $115,246,149     $178,853,572    $ 95,046,800    $143,082,246    $ 80,654,691    $192,801,100     $56,415,316     $32,435,025
  ============     ============    ============    ============   =============    ============     ===========     ===========

        $15.91           $17.19          $14.77          $16.43          $14.50          $17.13          $15.53          $16.09
        ======           ======          ======          ======          ======          ======          ======          ======

  $161,251,692     $260,437,492    $146,485,624    $210,446,168    $130,073,671    $274,982,873     $81,854,126     $44,990,198
         2,480            4,182           2,221           3,366           1,956           4,382           1,256             700
          0.001            0.01            0.001           0.01            0.001           0.01            0.001           0.001
     7,242,261       10,407,093       6,433,028       8,707,093       5,562,128      11,257,093       3,633,028       2,015,492

STATEMENTS OF OPERATIONS
FOR THE PERIOD(1) ENDED DECEMBER 31, 2003


                                                       INSURED         INSURED                                        MUNICIPAL
                                                   MUNICIPAL 2008     MUNICIPAL    MUNICIPAL 2018  MUNICIPAL 2020      TARGET
                                                     TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST
INVESTMENT INCOME                                       (BRM)           (BMT)           (BPK)           (BKK)           (BMN)
                                                   --------------    -----------   --------------  --------------    -----------
  Interest Income ...............................   $33,710,604      $21,658,177     $21,532,057      $3,636,152     $33,080,661
                                                    -----------      -----------     -----------     -----------     -----------

EXPENSES
  Investment advisory ...........................     2,631,604        1,623,069       1,492,702         453,807       2,813,159
  Administration ................................       751,887          463,734              --              --         562,632
  Transfer agent ................................        25,212           26,509          16,441           4,092          25,229
  Custodian .....................................       143,966          128,651          82,238          36,287         159,431
  Reports to shareholders .......................        80,864           48,614          43,499           9,765          78,780
  Trustees ......................................        78,425           41,919          34,376          10,230          72,000
  Registration ..................................        31,500           31,500          31,500           7,998          36,000
  Independent accountants .......................        54,067           55,661          43,384          11,439          50,258
  Legal .........................................        58,423           40,872          29,166          10,044         101,000
  Insurance .....................................        40,122           26,565          31,485           3,649          38,456
  Organization ..................................            --               --              --          15,000              --
  Auction agent .................................       705,383          429,849         357,833          45,250         747,335
  Miscellaneous .................................       102,774           78,402          41,453          10,975         154,659
                                                    -----------      -----------     -----------     -----------     -----------
    Total expenses ..............................     4,704,227        2,995,345       2,204,077         618,536       4,838,939
      Less fees waived by Advisor ...............            --               --              --              --              --
      Less fees paid indirectly .................        (3,945)          (2,758)         (4,842)        (12,572)         (4,865)
                                                    -----------      -----------     -----------     -----------     -----------
    Net expenses ................................     4,700,282        2,992,587       2,199,235         605,964       4,834,074
                                                    -----------      -----------     -----------     -----------     -----------
Net investment income ...........................    29,010,322       18,665,590      19,332,822       3,030,188      28,246,587
                                                    -----------      -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments .................................     2,271,344         (104,764)        980,317        (482,817)        594,145
    Futures .....................................            --           11,604              --              --              --
                                                    -----------      -----------     -----------     -----------     -----------
                                                      2,271,344          (93,160)        980,317        (482,817)        594,145
  Net change in unrealized
  appreciation/depreciation on:
    Investments .................................    (4,173,526)       2,770,245       7,230,936       7,223,790      (7,445,940)
    Futures .....................................            --          (11,672)             --              --              --
                                                    -----------      -----------     -----------     -----------     -----------
                                                     (4,173,526)       2,758,573       7,230,936       7,223,790      (7,445,940)
                                                    -----------      -----------     -----------     -----------     -----------
Net gain (loss) .................................    (1,902,182)       2,665,413       8,211,253       6,740,973      (6,851,795)
                                                    -----------      -----------     -----------     -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS FROM:
  Net investment income .........................    (2,248,584)      (1,453,010)     (1,336,973)       (212,799)     (2,708,216)
  Net realized gains ............................      (332,710)        (100,766)             --              --        (126,993)
                                                    -----------      -----------     -----------     -----------     -----------
Total dividends and distributions ...............    (2,581,294)      (1,553,776)     (1,336,973)       (212,799)     (2,835,209)
                                                    -----------      -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS .....................   $24,526,846      $19,777,227     $26,207,102     $ 9,558,362     $18,559,583
                                                    ===========      ===========     ===========     ===========     ===========

(1) Commencement of investment operations for Municipal 2020 and Florida 2020 was September 30, 2003. The other Trusts' statements are for a full year.

                       See Notes to Financial Statements.

                  CALIFORNIA                                                       NEW YORK                      PENNSYLVANIA
   STRATEGIC        INSURED       CALIFORNIA    FLORIDA INSURED     FLORIDA         INSURED        NEW YORK        STRATEGIC
   MUNICIPAL    MUNICIPAL 2008  MUNICIPAL 2018  MUNICIPAL 2008  MUNICIPAL 2020  MUNICIPAL 2008  MUNICIPAL 2018     MUNICIPAL
     TRUST        TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST      TERM TRUST         TRUST
     (BSD)           (BFC)           (BJZ)           (BRF)           (BFO)           (BLN)           (BLH)           (BPS)
 -----------    --------------  --------------  --------------- --------------  --------------  --------------   ------------
 $ 9,931,690      $11,811,703      $7,680,000      $9,208,059     $   874,803     $13,282,012      $4,444,523      $2,617,459
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------


   1,034,313          997,354         591,395         798,774         124,505       1,058,780         343,640         296,345
          --          284,958              --         228,221              --         302,509              --              --
      16,441           18,950          15,715          18,052           3,999          20,053          15,715          16,555
      65,973           77,162          42,585          73,348          13,066          91,277          37,570          39,099
      26,643           29,078          22,595          24,209           4,650          35,074          18,756          14,123
      15,903           28,919          13,993          23,112           3,348          31,238          12,767          12,410
      22,499           31,500          22,500          22,500           5,766          31,499          22,498           1,201
      39,078           41,167          41,746          37,115          10,788          41,666          41,239          25,414
      17,183           30,833          12,022          20,196           2,976          31,186          10,843          12,234
       8,523           14,945          12,337          12,148             990          16,024           7,084           2,369
          --               --              --              --          15,000              --              --              --
     159,913          274,585         145,971         219,049          12,162         287,466          85,590          52,783
      28,912           47,080          30,753          41,917           7,255          48,233          23,053          17,225
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
   1,435,381        1,876,531         951,612       1,518,641         204,505       1,995,005         618,755         489,758
    (430,964)              --              --              --              --              --              --        (123,479)
      (5,271)          (6,206)         (4,990)         (6,665)         (4,510)         (6,694)         (5,992)         (9,093)
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
     999,146        1,870,325         946,622       1,511,976         199,995       1,988,311         612,763         357,186
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
   8,932,544        9,941,378       6,733,378       7,696,083         674,808      11,293,701       3,831,760       2,260,273
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------



  (2,846,500)         643,694          35,456         278,399             (20)        445,163        (431,368)        176,317
          --               --              --              --              --          11,604              --              --
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
  (2,846,500)         643,694          35,456         278,399             (20)        456,767        (431,368)        176,317


   7,762,221          (70,777)       (368,473)        833,697       1,967,175      (1,000,376)      1,090,916         437,910
          --               --              --              --              --         (11,672)             --              --
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
   7,762,221          (70,777)       (368,473)        833,697       1,967,175      (1,012,048)      1,090,916         437,910
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
   4,915,721          572,917        (333,017)      1,112,096       1,967,155        (555,281)        659,548         614,227
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------



    (595,299)        (692,786)       (468,828)       (555,799)        (59,253)       (917,968)       (286,897)       (147,231)
          --         (124,259)             --        (157,394)             --         (56,470)             --              --
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------
    (595,299)        (817,045)       (468,828)       (713,193)        (59,253)       (974,438)       (286,897)       (147,231)
 -----------      -----------      ----------      ----------      ----------     -----------      ----------      ----------


 $13,252,966      $ 9,697,250      $5,931,533      $8,094,986      $2,582,710     $ 9,763,982      $4,204,411      $2,727,269
 ===========      ===========      ==========      ==========      ==========     ===========      ==========      ==========

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD(1) ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED
DECEMBER 31, 2002


                                                                    INSURED                                   INSURED
                                                           MUNICIPAL 2008 TERM TRUST                   MUNICIPAL TERM TRUST
                                                                     (BRM)                                     (BMT)
                                                      ---------------------------------          ---------------------------------
INCREASE IN NET ASSETS APPLICABLE TO                      2003                 2002                  2003                 2002
  COMMON SHAREHOLDERS                                 ------------         ------------          ------------         ------------
OPERATIONS:
  Net investment income ............................  $ 29,010,322         $ 34,371,404          $ 18,665,590         $ 21,059,940
  Net realized gain (loss) .........................     2,271,344            2,687,741               (93,160)           3,435,689
  Net change in unrealized appreciation/depreciation    (4,173,526)          11,516,251             2,758,573            6,943,379
  Dividends to preferred shareholders from:
    Net investment income ..........................    (2,248,584)          (3,429,311)           (1,453,010)          (2,026,272)
    Net realized gain ..............................      (332,710)            (193,351)             (100,766)            (401,327)
                                                      ------------         ------------          ------------         ------------
Net increase in net assets resulting from operations    24,526,846           44,952,734            19,777,227           29,011,409
                                                      ------------         ------------          ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income ............................   (27,680,153)         (21,629,022)          (16,494,099)         (14,884,571)

  Net realized gain ................................    (3,452,580)          (1,003,044)             (626,432)          (2,498,663)
                                                      ------------         ------------          ------------         ------------
Total dividends and distributions ..................   (31,132,733)         (22,632,066)          (17,120,531)         (17,383,234)
                                                      ------------         ------------          ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ..            --                   --                    --                   --
  Net proceeds from the underwriters' over-allotment
    option exercised ...............................            --                   --                    --                   --
  Underwriting discounts and offering costs relating
    to the issuance of preferred shares ............            --                   --                    --                   --
                                                      ------------         ------------          ------------         ------------
  Net proceeds from capital share transactions .....            --                   --                    --                   --
                                                      ------------         ------------          ------------         ------------
Total increase (decrease) ..........................    (6,605,887)          22,320,668             2,656,696           11,628,175
                                                      ------------         ------------          ------------         ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ................................   479,390,415          457,069,747           292,370,990          280,742,815
                                                      ------------         ------------          ------------         ------------
End of period ......................................  $472,784,528         $479,390,415          $295,027,686         $292,370,990
                                                      ============         ============          ============         ============
End of period undistributed (distributions in
  excess of) net investment income .................  $ 41,560,348         $ 42,597,722          $ 20,108,157         $ 19,492,189

(1) Commencement of investment operations for Municipal 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts' statements are for a full year.

                       See Notes to Financial Statements.

                                       MUNICIPAL
            MUNICIPAL                    2020                       MUNICIPAL                              STRATEGIC
         2018 TERM TRUST              TERM TRUST                TARGET TERM TRUST                       MUNICIPAL TRUST
              (BPK)                      (BKK)                        (BMN)                                  (BSD)
-------------------------------       ------------       -------------------------------       -------------------------------
    2003               2002               2003               2003               2002               2003               2002
------------       ------------       ------------       ------------       ------------       ------------       ------------

$ 19,332,822       $ 18,533,905       $  3,030,188       $ 28,246,587       $ 31,860,076       $  8,932,544       $  9,124,316
     980,317         (3,021,249)          (482,817)           594,145            990,672         (2,846,500)           435,409
   7,230,936         14,845,740          7,223,790         (7,445,940)        26,905,451          7,762,221          2,608,519

  (1,336,973)        (1,906,541)          (212,799)        (2,708,216)        (3,733,411)          (595,299)          (837,410)
          --                 --                 --           (126,993)          (390,763)                --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
  26,207,102         28,451,855          9,558,362         18,559,583         55,632,025         13,252,966         11,330,834
------------       ------------       ------------       ------------       ------------       ------------       ------------



 (12,408,248)       (12,408,254)        (3,161,973)       (26,110,995)       (27,169,808)        (6,727,394)        (6,393,453)

          --                 --                 --         (1,117,102)        (1,682,964)                --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
 (12,408,248)       (12,408,254)        (3,161,973)       (27,228,097)       (28,852,772)        (6,727,394)        (6,393,453)
------------       ------------       ------------       ------------       ------------       ------------       ------------


          --                 --        264,587,501                 --                 --                 --                 --

          --                 --         24,710,337                 --                 --                 --                 --

          --            (40,134)        (2,096,320)                --                 --                 --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
          --                 --        287,201,518                 --                 --                 --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
  13,798,854         16,003,467        293,597,907         (8,668,514)        26,779,253          6,525,572          4,937,381
------------       ------------       ------------       ------------       ------------       ------------       ------------



 233,232,938        217,229,471                 --        506,951,528        480,172,275        108,720,577        103,783,196
------------       ------------       ------------       ------------       ------------       ------------       ------------
$247,031,792       $233,232,938       $293,597,907       $498,283,014       $506,951,528       $115,246,149       $108,720,577
============       ============       ============       ============       ============       ============       ============

$ 10,248,439       $  4,664,860       $   (329,584)      $ 33,592,893       $ 34,371,156       $  4,314,946       $  2,705,894

FOR THE PERIOD(1) ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED
DECEMBER 31, 2002



                                                              CALIFORNIA INSURED                            CALIFORNIA
                                                           MUNICIPAL 2008 TERM TRUST                 MUNICIPAL 2018 TERM TRUST
                                                                     (BFC)                                     (BJZ)
                                                      ---------------------------------          ---------------------------------
INCREASE IN NET ASSETS APPLICABLE TO                      2003                 2002                  2003                 2002
  COMMON SHAREHOLDERS                                 ------------         ------------          ------------         ------------
OPERATIONS:
  Net investment income ............................  $  9,941,378         $ 12,296,157          $  6,733,378         $  6,650,751
  Net realized gain (loss) .........................       643,694            2,132,299                35,456           (1,522,082)
  Net change in unrealized appreciation/depreciation       (70,777)           2,845,882              (368,473)           6,517,313
  Dividends to preferred shareholders from:
    Net investment income ..........................      (692,786)          (1,144,907)             (468,828)            (730,547)
    Net realized gain ..............................      (124,259)            (282,979)                   --                   --
                                                      ------------         ------------          ------------         ------------
Net increase in net assets resulting from operations     9,697,250           15,846,452             5,931,533           10,915,435
                                                      ------------         ------------          ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO
  COMMON SHAREHOLDERS FROM:
  Net investment income ............................   (10,396,554)          (8,379,547)           (4,728,270)          (4,728,272)

  Net realized gain ................................      (944,964)          (1,455,598)                   --                   --
                                                      ------------         ------------          ------------         ------------
Total dividends and distributions ..................   (11,341,518)          (9,835,145)           (4,728,270)          (4,728,272)
                                                      ------------         ------------          ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares ..            --                   --                    --                   --
  Net proceeds from the underwriter's over-allotment
    option exercised ...............................            --                   --                    --                   --
  Underwriting discounts and offering costs relating
    to the issuance of preferred shares ............            --                   --                    --               (8,099)
                                                      ------------         ------------          ------------         ------------
  Net proceeds from capital share transactions .....            --                   --                    --                   --
                                                      ------------         ------------          ------------         ------------
Total increase (decrease) ..........................    (1,644,268)           6,011,307             1,203,263            6,179,064
                                                      ------------         ------------          ------------         ------------

NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period ................................   180,497,840          174,486,533            93,843,537           87,664,473
                                                      ------------         ------------          ------------         ------------
End of period ......................................  $178,853,572         $180,497,840          $ 95,046,800         $ 93,843,537
                                                      ============         ============          ============         ============
End of period undistributed (distributions in
  excess of) net investment income .................  $ 14,613,272         $ 15,765,930          $  2,852,269         $  1,316,019

(1) Commencement of investment operations for Florida 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts' statements are for a full year.

                       See Notes to Financial Statements.

                                        FLORIDA
                                       MUNICIPAL
         FLORIDA INSURED                 2020                   NEW YORK INSURED                           NEW YORK
    MUNICIPAL 2008 TERM TRUST         TERM TRUST            MUNICIPAL 2008 TERM TRUST              MUNICIPAL 2018 TERM TRUST
              (BRF)                      (BFO)                        (BLN)                                  (BLH)
-------------------------------       ------------       -------------------------------       -------------------------------
    2003               2002               2003               2003               2002               2003               2002
------------       ------------       ------------       ------------       ------------       ------------       ------------

$  7,696,083       $  9,728,220       $    674,808         11,293,701       $ 12,692,900       $  3,831,760       $  3,676,247
     278,399          2,460,124                (20)           456,767          1,241,424           (431,368)          (668,608)
     833,697            746,601          1,967,175         (1,012,048)         7,115,347          1,090,916          5,602,206

    (555,799)          (985,695)           (59,253)          (917,968)        (1,285,575)          (286,897)          (415,905)
    (157,394)          (327,763)                --            (56,470)          (285,365)                --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
   8,094,986         11,621,487          2,582,710          9,763,982         19,478,731          4,204,411          8,193,940
------------       ------------       ------------       ------------       ------------       ------------       ------------



  (7,050,777)        (6,530,070)          (834,319)        (8,839,915)        (8,442,487)        (2,670,425)        (2,670,271)

    (882,029)        (1,538,717)                --           (460,415)        (1,309,504)                --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
  (7,932,806)        (8,068,787)          (834,319)        (9,300,330)        (9,751,991)        (2,670,425)        (2,670,271)
------------       ------------       ------------       ------------       ------------       ------------       ------------


          --                 --         71,605,000                 --                 --                 --                 --

          --                 --          7,920,860                 --                 --                 --                 --

          --                 --           (619,560)                --                 --                 --              4,438
------------       ------------       ------------       ------------       ------------       ------------       ------------
          --                 --         78,906,300                 --                 --                 --                 --
------------       ------------       ------------       ------------       ------------       ------------       ------------
     162,180          3,552,700         80,654,691            463,652          9,726,740          1,533,986          5,528,107
------------       ------------       ------------       ------------       ------------       ------------       ------------



 142,920,066        139,367,366                --         192,337,448        182,610,708         54,881,330         49,353,223
------------       ------------       ------------       ------------       ------------       ------------       ------------
$143,082,246       $142,920,066       $ 80,654,691       $192,801,100       $192,337,448       $ 56,415,316       $ 54,881,330
============       ============       ============       ============       ============       ============       ============

$  9,238,980       $  9,191,501       $   (203,764)      $ 13,588,759       $ 12,149,497       $  1,543,840       $    669,402

FOR THE PERIOD ENDED DECEMBER 31, 2003 AND FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                       PENNSYLVANIA
                                                                 STRATEGIC MUNICIPAL TRUST
                                                                           (BPS)
                                                            ---------------------------------
INCREASE IN NET ASSETS APPLICABLE TO                            2003                 2002
  COMMON SHAREHOLDERS                                       ------------         ------------
OPERATIONS:
  Net investment income .................................   $  2,260,273         $  2,349,724
  Net realized gain (loss) ..............................        176,317             (124,910)
  Net change in unrealized appreciation/depreciation ....        437,910            1,591,396
  Dividends to preferred shareholders from
    net investment income ...............................       (147,231)            (217,886)
                                                            ------------         ------------
Net increase in net assets resulting from operations ....      2,727,269            3,598,324
                                                            ------------         ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM:
  Net investment income .................................     (1,746,005)          (1,675,080)
                                                            ------------         ------------
Total increase ..........................................        981,264            1,923,244
                                                            ------------         ------------
NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Beginning of period .....................................     31,453,761           29,530,517
                                                            ------------         ------------
End of period ...........................................   $ 32,435,025         $ 31,453,761
                                                            ============         ============
End of period undistributed net investment income .......   $    884,358         $    518,789

FINANCIAL HIGHLIGHTS

BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST (BRM)

                                                                                      YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------------------
                                                                  2003           2002         2001(1)        2000(1)       1999(1)
                                                                --------       --------      --------       --------      --------
PER COMMON SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year .........................    $  17.62       $  16.80      $  16.62       $  16.00      $  17.06
                                                                --------       --------      --------       --------      --------
Investment operations:
   Net investment income ...................................        1.07           1.26          1.33           1.30          1.21
   Net realized and unrealized gain (loss) .................       (0.07)          0.53         (0.08)          0.54         (1.23)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................       (0.08)         (0.13)        (0.27)         (0.38)        (0.24)
     Net realized gain .....................................       (0.01)         (0.01)           --             --            --
                                                                --------       --------      --------       --------      --------
Net increase (decrease) from investment operations .........        0.91           1.65          0.98           1.46         (0.26)
                                                                --------       --------      --------       --------      --------
Dividends and distributions to common shareholders:
   Net investment income ...................................       (1.02)         (0.79)        (0.80)         (0.80)        (0.80)
   Net realized gain .......................................       (0.13)         (0.04)           --             --            --
                                                                --------       --------      --------       --------      --------
Total dividends and distributions ..........................       (1.15)         (0.83)        (0.80)         (0.80)        (0.80)
                                                                --------       --------      --------       --------      --------
Capital charges with respect to issuance of preferred shares          --             --            --          (0.04)           --
                                                                --------       --------      --------       --------      --------
Net asset value, end of year ...............................    $  17.38       $  17.62      $  16.80       $  16.62      $  16.00
                                                                ========       ========      ========       ========      ========
Market price, end of year ..................................    $  17.27       $  16.58      $  15.70       $  14.88      $  13.75
                                                                ========       ========      ========       ========      ========
TOTAL INVESTMENT RETURN(2) .................................       11.29%         11.15%        11.06%         14.40%       (10.14)%
                                                                ========       ========      ========       ========      ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................        0.98%          0.98%         1.01%          1.05%         0.93%
Expenses before fees paid indirectly .......................        0.98%          0.98%         1.02%          1.05%         0.93%
Net investment income before preferred share dividends .....        6.03%          7.34%         7.87%          8.06%         7.30%
Preferred share dividends ..................................        0.47%          0.73%         1.60%          2.40%         1.47%
Net investment income available to common shareholders .....        5.56%          6.61%         6.27%          5.66%         5.83%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............    $480,887       $468,417      $460,153       $438,958      $452,317
Portfolio turnover .........................................          18%            23%            3%             3%            1%
Net assets of common shareholders, end of year (000) .......    $472,785       $479,390      $457,070       $452,057      $435,314
Preferred shares outstanding (000) .........................    $271,000       $271,000      $271,000       $271,000      $206,000
Asset coverage per preferred share, end of year ............    $ 68,622       $ 69,235      $ 67,178       $ 66,735      $ 77,857

----------
(1) Amounts have been restated to conform to the presentation under the provision of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK INSURED MUNICIPAL TERM TRUST (BMT)

                                                                                   YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                                 2003          2002         2001(1)        2000(1)      1999(1)
                                                               --------      --------      --------       --------     --------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .........................   $  11.29      $  10.85      $  10.85       $  10.60     $  11.22
                                                               --------      --------      --------       --------     --------
Investment operations:
   Net investment income ...................................       0.73          0.81          0.89           0.89         0.85
   Net realized and unrealized gain (loss) .................       0.10          0.41         (0.12)          0.28        (0.68)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................      (0.06)        (0.08)        (0.18)         (0.26)       (0.17)
     Net realized gain .....................................         --         (0.02)        (0.01)         (0.01)          --
                                                               --------      --------      --------       --------     --------
Net increase from investment operations ....................       0.77          1.12          0.58           0.90         0.00
                                                               --------      --------      --------       --------     --------
Dividends and distributions to common shareholders:
   Net investment income ...................................      (0.64)        (0.58)        (0.57)         (0.60)       (0.62)
   Net realized gain .......................................      (0.02)        (0.10)        (0.02)         (0.02)          --
                                                               --------      --------      --------       --------     --------
Total dividends and distributions ..........................      (0.66)        (0.68)        (0.59)         (0.62)       (0.62)
                                                               --------      --------      --------       --------     --------
Capital charges with respect to issuance of preferred shares         --            --          0.01          (0.03)          --
                                                               --------      --------      --------       --------     --------
Net asset value, end of year ...............................   $  11.40      $  11.29      $  10.85       $  10.85     $  10.60
                                                               ========      ========      ========       ========     ========
Market price, end of year ..................................   $  11.06      $  10.94      $  10.63       $  10.44     $   9.44
                                                               ========      ========      ========       ========     ========
TOTAL INVESTMENT RETURN(2) .................................       7.28%         9.51%         7.73%         17.81%      (12.92)%
                                                               ========      ========      ========       ========     ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................       1.02%         1.05%         1.06%          1.11%        0.94%
Expenses before fees paid indirectly .......................       1.02%         1.06%         1.06%          1.11%        0.94%
Net investment income before preferred share dividends .....       6.36%         7.32%         8.12%          8.40%        7.74%
Preferred share dividends ..................................       0.50%         0.70%         1.68%          2.44%        1.51%
Net investment income available to common shareholders .....       5.86%         6.62%         6.44%          5.96%        6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............   $293,334      $287,692      $284,390       $274,553     $284,075
Portfolio turnover .........................................         11%           36%            7%            14%           0%
Net assets of common shareholders, end of year (000) .......    295,028      $292,371      $280,743       $280,965     $274,320
Preferred shares outstanding (000) .........................    170,400      $170,400      $170,400       $170,400     $130,000
Asset coverage per preferred share, end of year ............   $ 68,288      $ 67,895      $ 66,195       $ 66,242     $ 77,768

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK MUNICIPAL 2018 TERM TRUST (BPK)

                                                                                                         FOR THE PERIOD
                                                                    YEAR ENDED DECEMBER 31,         SEPTEMBER 30, 2003(1)
                                                               ------------------------------               THROUGH
                                                                 2003                  2002        DECEMBER 31, 2001(2),(3)
                                                               --------              --------      ------------------------
PER COMMON SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period .................         $  14.66              $  13.66              $  14.33(4)
                                                               --------              --------              --------
Investment operations:
   Net investment income .............................             1.21                  1.17                  0.10
   Net realized and unrealized gain (loss) ...........             0.52                  0.73                 (0.55)
   Dividends to preferred shareholders from
     net investment income ...........................            (0.08)                (0.12)                (0.01)
                                                               --------              --------              --------
Net increase (decrease) from investment operations ...             1.65                  1.78                 (0.46)
                                                               --------              --------              --------
Dividends to common shareholders from
   net investment income .............................            (0.78)                (0.78)                (0.07)
                                                               --------              --------              --------
Capital charges with respect to issuance of:
   Common shares .....................................               --                    --                 (0.03)
   Preferred shares ..................................               --                    --                 (0.11)
                                                               --------              --------              --------
Total capital charges ................................               --                    --                 (0.14)
                                                               --------              --------              --------
Net asset value, end of period .......................         $  15.53              $  14.66              $  13.66
                                                               ========              ========              ========
Market price, end of period ..........................         $  14.36              $  13.43              $  13.06
                                                               ========              ========              ========
TOTAL INVESTMENT RETURN(5) ...........................            12.92%                 8.84%               (12.51)%
                                                               ========              ========              ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(6)
Expenses after fees paid indirectly ..................             0.93%                 0.92%                 0.93%(7)
Expenses before fees paid indirectly .................             0.94%                 0.94%                 0.93%(7)
Net investment income before preferred share dividends             8.21%                 8.14%                 4.39%(7)
Preferred share dividends ............................             0.57%                 0.84%                 0.28%(7)
Net investment income available to common shareholders             7.64%                 7.30%                 4.11%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ......         $235,575              $227,674              $206,486
Portfolio turnover ...................................               15%                   53%                    0%
Net assets of common shareholders, end of period (000)         $247,032              $233,233              $217,229
Preferred shares outstanding (000) ...................         $137,600              $137,600              $137,600
Asset coverage per preferred share, end of period ....         $ 69,887              $ 67,381              $ 64,485

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)   Calculated using the average shares outstanding method.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK MUNICIPAL 2020 TERM TRUST (BKK)

                                                                       FOR THE PERIOD
                                                                    SEPTEMBER 30, 2003(1)
                                                                           THROUGH
                                                                      DECEMBER 31, 2003
                                                                    ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................         $  14.33(2)
                                                                          --------
Investment operations:
   Net investment income ........................................             0.15
   Net realized and unrealized gain .............................             0.25
   Dividends to preferred shareholders from net investment income            (0.01)
                                                                          --------
Net increase from investment operations .........................             0.39
                                                                          --------
Dividends to common shareholders from net investment income .....            (0.16)
                                                                          --------
Capital charges with respect to issuance of:
   Common shares ................................................            (0.03)
   Preferred shares .............................................            (0.02)
                                                                          --------
Total capital charges ...........................................            (0.05)
                                                                          --------
Net asset value, end of period ..................................         $  14.51
                                                                          ========

Market price, end of period .....................................         $  15.00
                                                                          ========
TOTAL INVESTMENT RETURN(3) ......................................             1.05%
                                                                          ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4),(5)
Expenses after fees paid indirectly .............................             0.85%
Expenses before fees paid indirectly ............................             0.87%
Net investment income before preferred share dividends ..........             4.25%
Preferred share dividends .......................................             0.30%
Net investment income available to common shareholders ..........             3.95%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .................         $279,827
Portfolio turnover ..............................................               17%
Net assets of common shareholders, end of period (000) ..........         $293,598
Preferred shares outstanding (000) ..............................         $177,600

Asset coverage per preferred share, end of period ...............         $ 66,332

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(5)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK MUNICIPAL TARGET TERM TRUST (BMN)

                                                                                     YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003          2002          2001(1)         2000(1)       1999(1)
                                                               --------      --------       --------        --------      --------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .........................   $  11.16      $  10.57       $  10.67        $  10.60      $  11.21
                                                               --------      --------       --------        --------      --------
Investment operations:
   Net investment income ...................................       0.62          0.70           0.83            0.90          0.85
   Net realized and unrealized gain (loss) .................      (0.16)         0.62          (0.10)           0.05         (0.68)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................      (0.06)        (0.08)         (0.17)          (0.26)        (0.16)
     Net realized gain .....................................         --         (0.01)         (0.02)             --            --
                                                               --------      --------       --------        --------      --------
Net increase from investment operations ....................       0.40          1.23           0.54            0.69          0.01
                                                               --------      --------       --------        --------      --------
Dividends and distributions to common shareholders:
  Net investment income ....................................      (0.57)        (0.60)         (0.58)          (0.60)        (0.62)
  Net realized gain ........................................      (0.02)        (0.04)         (0.06)             --            --
                                                               --------      --------       --------        --------      --------
Total dividends and distributions ..........................      (0.59)        (0.64)         (0.64)          (0.60)        (0.62)
                                                               --------      --------       --------        --------      --------
Capital charges with respect to issuance of preferred shares         --            --             --           (0.02)           --
                                                               --------      --------       --------        --------      --------
Net asset value, end of year ...............................   $  10.97      $  11.16       $  10.57        $  10.67      $  10.60
                                                               ========      ========       ========        ========      ========
Market price, end of year ..................................   $  10.95      $  11.01       $  10.40        $   9.94      $   9.81
                                                               ========      ========       ========        ========      ========
TOTAL INVESTMENT RETURN(2) .................................       4.99%        12.28%         11.16%           7.63%        (8.43)%
                                                               ========      ========       ========        ========      ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................       0.96%         0.97%          0.96%           1.00%         0.87%
Expenses before fees paid indirectly .......................       0.96%         0.97%          0.98%           1.00%         0.87%
Net investment income before preferred share dividends .....       5.60%         6.44%          7.73%           8.61%         7.72%
Preferred share dividends ..................................       0.54%         0.75%          1.57%           2.48%         1.49%
Net investment income available to common shareholders .....       5.06%         5.69%          6.16%           6.13%         6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............   $504,660      $494,694       $489,251        $477,169      $497,324
Portfolio turnover .........................................          4%           18%            42%              5%            4%
Net assets of common shareholders, end of year (000) .......   $498,283      $506,952       $480,172        $484,646      $481,463
Preferred shares outstanding (000) .........................   $299,100      $299,100       $299,100        $299,100      $225,000
Asset coverage per preferred share, end of year ............   $ 66,654      $ 67,379       $ 65,141        $ 65,530      $ 78,514

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK STRATEGIC MUNICIPAL TRUST (BSD)

                                                                                                                FOR THE PERIOD
                                                                         YEAR ENDED DECEMBER 31,              AUGUST 25, 1999(1)
                                                            ------------------------------------------------       THROUGH
                                                              2003         2002        2001(2)       2000(2)  DECEMBER 31, 1999(2)
                                                            --------     --------     --------      --------  --------------------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period ....................   $  15.01     $  14.33     $  14.75      $  13.39       $  14.33(3)
                                                            --------     --------     --------      --------       --------
Investment operations:
   Net investment income ................................       1.23         1.26         1.25          1.22           0.30
   Net realized and unrealized gain (loss) ..............       0.68         0.42        (0.58)         1.41          (0.79)
   Dividends and distributions to preferred shareholders:
     Net investment income ..............................      (0.08)       (0.12)       (0.23)        (0.35)         (0.06)
     In excess of net investment income .................         --           --           --         (0.01)            --
                                                            --------     --------     --------      --------       --------
Net increase (decrease) from investment operations ......       1.83         1.56         0.44          2.27          (0.55)
                                                            --------     --------     --------      --------       --------
Dividends and distributions to common shareholders:
   Net investment income ................................      (0.93)       (0.88)       (0.86)        (0.88)         (0.23)
   In excess of net investment income ...................         --           --           --         (0.03)            --
                                                            --------     --------     --------      --------       --------
Total dividends and distributions .......................      (0.93)       (0.88)       (0.86)        (0.91)         (0.23)
                                                            --------     --------     --------      --------       --------
Capital charges with respect to issuance of:
   Common shares ........................................         --           --           --            --          (0.03)
   Preferred shares .....................................         --           --           --            --          (0.13)
                                                            --------     --------     --------      --------       --------
Total capital charges ...................................         --           --           --            --          (0.16)
                                                            ========     ========     ========      ========       ========
Net asset value, end of period ..........................   $  15.91     $  15.01     $  14.33      $  14.75       $  13.39
                                                            ========     ========     ========      ========       ========
Market price, end of period .............................   $  14.69     $  13.78     $  13.58      $  13.69       $  12.50
                                                            ========     ========     ========      ========       ========
TOTAL INVESTMENT RETURN(4) ..............................      13.75%        8.03%        5.32%        17.44%        (15.17)%
                                                            ========     ========     ========      ========       ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(5)
Expenses after fees waived and paid indirectly ..........       0.91%        0.98%        0.91%         0.90%          0.94%(6)
Expenses before fees waived and paid indirectly .........       1.30%        1.39%        1.31%         1.30%          1.35%(6)
Net investment income before preferred
   share dividends ......................................       8.09%        8.54%        8.40%         8.86%          6.24%(6)
Preferred share dividends ...............................       0.54%        0.78%        1.58%         2.60%          1.16%(6)
Net investment income available to
   common shareholders ..................................       7.55%        7.76%        6.82%         6.26%          5.08%(6)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........   $110,385     $106,807     $107,381      $100,171       $ 98,300
Portfolio turnover ......................................          8%          13%           4%           44%             4%
Net assets of common shareholders, end of period (000) ..   $115,246     $108,721     $103,783      $106,833       $ 96,971
Preferred shares outstanding (000) ......................   $ 62,000     $ 62,000     $ 62,000      $ 62,000       $ 62,000
Asset coverage per preferred share, end of period .......   $ 71,476     $ 68,844     $ 66,855      $ 68,092       $ 64,109

----------
(1) Commencement of investment operations. This information includes the initial investments by BlackRock Financial Management, Inc.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(6)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST (BFC)

                                                                                     YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003            2002         2001(1)       2000(1)        1999(1)
                                                               --------        --------      --------      --------       --------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .........................   $  17.34        $  16.77      $  16.72      $  16.11       $  17.12
                                                               --------        --------      --------      --------       --------
Investment operations:
   Net investment income ...................................       0.96            1.18          1.27          1.27           1.17
   Net realized and unrealized gain (loss) .................       0.06            0.48         (0.19)         0.52          (1.20)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................      (0.07)          (0.11)        (0.24)        (0.35)         (0.21)
     Net realized gain .....................................      (0.01)          (0.03)        (0.01)           --             --
                                                               --------        --------      --------      --------       --------
Net increase (decrease) from investment operations .........       0.94            1.52          0.83          1.44          (0.24)
                                                               --------        --------      --------      --------       --------
Dividends and distributions to common shareholders:
   Net investment income ...................................      (1.00)          (0.81)        (0.77)        (0.77)         (0.77)
   Net realized gain .......................................      (0.09)          (0.14)        (0.02)           --             --
                                                               --------        --------      --------      --------       --------
Total dividends and distributions ..........................      (1.09)          (0.95)        (0.79)        (0.77)         (0.77)
                                                               --------        --------      --------      --------       --------
Capital changes with respect to issuance of preferred shares         --              --          0.01         (0.06)            --
                                                               --------        --------      --------      --------       --------
Net asset value, end of year ...............................   $  17.19        $  17.34      $  16.77      $  16.72       $  16.11
                                                               ========        ========      ========      ========       ========
Market price, end of year ..................................   $  17.09        $  16.44      $  15.90      $  15.63       $  13.88
                                                               ========        ========      ========      ========       ========
TOTAL INVESTMENT RETURN(2) .................................      10.90%           9.56%         7.06%        18.68%         (8.40)%
                                                               ========        ========      ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................       1.04%           1.05%         1.08%         1.11%          0.98%
Expenses before fees paid indirectly .......................       1.04%           1.06%         1.09%         1.11%          0.98%
Net investment income before preferred share dividends .....       5.51%           6.91%         7.57%         7.74%          7.01%
Preferred share dividends ..................................       0.38%           0.64%         1.45%         2.14%          1.25%
Net investment income available to common shareholders .....       5.13%           6.27%         6.12%         5.60%          5.76%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............   $180,408        $177,861      $176,424      $170,286       $174,070
Portfolio turnover .........................................         15%             33%            5%            0%             0%
Net assets of common shareholders, end of year (000) .......   $178,854        $180,498      $174,487      $173,974       $167,672
Preferred shares outstanding (000) .........................   $104,550        $104,550      $104,550      $104,550       $ 78,000
Asset coverage per preferred share, end of year ............   $ 67,776        $ 68,161      $ 66,735      $ 66,629       $ 78,765

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST (BJZ)

                                                                                                         FOR THE PERIOD
                                                                    YEAR ENDED DECEMBER 31,           OCTOBER 30, 2001(1)
                                                                ------------------------------              THROUGH
                                                                  2003                  2002        DECEMBER 31, 2001(2),(3)
                                                                --------              --------      ------------------------
PER COMMON SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period(4) ..............          $  14.59              $  13.63              $  14.33
                                                                --------              --------              --------
Investment operations:
   Net investment income .............................              1.04                  1.03                  0.09
   Net realized and unrealized gain (loss) ...........             (0.06)                 0.78                 (0.57)
   Dividends to preferred shareholders from
     net investment income ...........................             (0.07)                (0.11)                (0.01)
                                                                --------              --------              --------
Net increase (decrease) from investment operations ...              0.91                  1.70                 (0.49)
                                                                --------              --------              --------
Dividends to common shareholders
   from net investment income ........................             (0.73)                (0.74)                (0.06)
                                                                --------              --------              --------
Capital charges with respect to issuance of:
   Common shares .....................................                --                    --                 (0.03)
   Preferred shares ..................................                --                    --                 (0.12)
                                                                --------              --------              --------
Total capital charges ................................                --                    --                 (0.15)
                                                                --------              --------              --------
Net asset value, end of period(4) ....................          $  14.77              $  14.59              $  13.63
                                                                ========              ========              ========
Market price, end of period(4) .......................          $  13.42              $  13.40              $  12.85
                                                                ========              ========              ========
TOTAL INVESTMENT RETURN(5) ...........................              5.67%                10.04%               (13.94)%
                                                                ========              ========              ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(6)
Expenses after fees paid indirectly ..................              1.03%                 0.99%                 1.07%(7)
Expenses before fees paid indirectly .................              1.03%                 1.03%                 1.07%(7)
Net investment income before preferred share dividends              7.29%                 7.33%                 3.78%(7)
Preferred share dividends ............................              0.51%                 0.81%                 0.27%(7)
Net investment income available to common shareholders              6.78%                 6.52%                 3.51%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ......          $ 92,324              $ 90,721              $ 82,906
Portfolio turnover ...................................                 9%                   42%                    0%
Net assets of common shareholders, end of period (000)          $ 95,047              $ 93,844              $ 87,664
Preferred shares outstanding (000) ...................          $ 55,528              $ 55,525              $ 55,525
Asset coverage per preferred share, end of period ....          $ 67,796              $ 67,254              $ 64,488

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)   Calculated using the average shares outstanding method.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)   Annualized.

The information in the above Financial Highlights represents the unaudited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK FLORIDA INSURED MUNICIPAL 2008 TERM TRUST (BRF)

                                                                                    YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                 2003          2002          2001(1)       2000(1)        1999(1)
                                                               --------      --------       --------      --------       --------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .........................   $  16.41      $  16.01       $  15.84      $  15.56       $  16.51
                                                               --------      --------       --------      --------       --------
Investment operations:
   Net investment income ...................................       0.88          1.12           1.25          1.24           1.17
   Net realized and unrealized gain (loss) .................       0.13          0.36          (0.04)         0.28          (1.02)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................      (0.06)        (0.11)         (0.25)        (0.37)         (0.24)
     Net realized gain .....................................      (0.02)        (0.04)         (0.01)           --             --
                                                               --------      --------       --------      --------       --------
Net increase (decrease) from investment operations .........       0.93          1.33           0.95          1.15          (0.09)
                                                               --------      --------       --------      --------       --------
Dividends and distributions to common shareholders:
   Net investment income ...................................      (0.81)        (0.75)         (0.75)        (0.81)         (0.86)
   Net realized gain .......................................      (0.10)        (0.18)         (0.04)           --             --
                                                               --------      --------       --------      --------       --------
Total dividends and distributions ..........................      (0.91)        (0.93)         (0.79)        (0.81)         (0.86)
                                                               --------      --------       --------      --------       --------
Capital charges with respect to issuance of preferred shares         --            --           0.01         (0.06)            --
                                                               --------      --------       --------      --------       --------
Net asset value, end of year ...............................   $  16.43      $  16.41       $  16.01      $  15.84       $  15.56
                                                               ========      ========       ========      ========       ========
Market price, end of year ..................................   $  16.19      $  15.91       $  15.40      $  14.00       $  14.13
                                                               ========      ========       ========      ========       ========
TOTAL INVESTMENT RETURN(2) .................................       7.64%         9.61%         15.90%         4.96%        (11.12)%
                                                               ========      ========       ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................       1.05%         1.05%          1.10%         1.14%          0.99%
Expenses before fees paid indirectly .......................       1.05%         1.06%          1.12%         1.14%          0.99%
Net investment income before preferred share dividends .....       5.34%         6.90%          7.75%         7.94%          7.25%
Preferred share dividends ..................................       0.39%         0.70%          1.55%         2.39%          1.50%
Net investment income available to common shareholders .....       4.95%         6.20%          6.20%         5.55%          5.75%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............   $144,071      $141,064       $140,004      $135,492       $140,225
Portfolio turnover .........................................          6%           52%             7%            0%             3%
Net assets of common shareholders, end of year (000) .......   $143,082      $142,920       $139,367      $137,917       $135,459
Preferred shares outstanding (000) .........................   $ 84,169      $ 84,150       $ 84,150      $ 84,150       $ 66,000
Asset coverage per preferred share, end of year ............   $ 67,514      $ 67,460       $ 66,406      $ 65,982       $ 76,312

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST (BFO)

                                                                        FOR THE PERIOD
                                                                     SEPTEMBER 30, 2003(1)
                                                                            THROUGH
                                                                       DECEMBER 31, 2003
                                                                     ---------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............................          $  14.33(2)
                                                                           --------
Investment operations:
   Net investment income ........................................              0.12
   Net realized and unrealized gain .............................              0.26
   Dividends to preferred shareholders from net investment income             (0.01)
                                                                           --------
Net increase from investment operations .........................              0.37
                                                                           --------
Dividends to common shareholders from
   net investment income ........................................             (0.15)
                                                                           --------
Capital charges with respect to issuance of:
   Common shares ................................................             (0.03)
   Preferred shares .............................................             (0.02)
                                                                           --------
Total capital charges ...........................................             (0.05)
                                                                           --------
Net asset value, end of period ..................................          $  14.50
                                                                           ========
Market price, end of period .....................................          $  15.39
                                                                           ========
TOTAL INVESTMENT RETURN(3) ......................................              3.60%
                                                                           ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(4),(5)
Expenses after fees paid indirectly .............................              1.02%
Expenses before fees paid indirectly ............................              1.05%
Net investment income before preferred share dividends ..........              3.45%
Preferred share dividends .......................................              0.30%
Net investment income available to common shareholders ..........              3.15%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .................          $ 76,698
Portfolio turnover ..............................................                 0%
Net assets of common shareholders, end of period (000) ..........          $ 80,655
Preferred shares outstanding (000) ..............................          $ 48,900
Asset coverage per preferred share, end of period ...............          $ 66,237

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(3) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(4) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(5)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK NEW YORK INSURED MUNICIPAL 2008 TERM TRUST (BLN)

                                                                                     YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                 2003           2002          2001(1)        2000(1)       1999(1)
                                                               --------       --------       --------       --------      --------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of year .........................   $  17.09       $  16.22       $  16.17       $  15.63      $  16.74
                                                               --------       --------       --------       --------      --------
Investment operations:
   Net investment income ...................................       1.01           1.13           1.25           1.24          1.16
   Net realized and unrealized gain (loss) .................      (0.05)          0.75          (0.17)          0.53         (1.18)
   Dividends and distributions to preferred shareholders:
     Net investment income .................................      (0.08)         (0.11)         (0.26)         (0.38)        (0.23)
     Net realized gain .....................................      (0.01)         (0.03)         (0.01)            --            --
                                                               --------       --------       --------       --------      --------
Net increase (decrease) from investment operations .........       0.87           1.74           0.81           1.39         (0.25)
                                                               --------       --------       --------       --------      --------
Dividends and distributions to common shareholders:
   Net investment income ...................................      (0.79)         (0.75)         (0.75)         (0.80)        (0.86)
   Net realized gain .......................................      (0.04)         (0.12)         (0.02)            --            --
                                                               --------       --------       --------       --------      --------
Total dividends and distributions ..........................      (0.83)         (0.87)         (0.77)         (0.80)        (0.86)
                                                               --------       --------       --------       --------      --------
Capital changes with respect to issuance of preferred shares         --             --           0.01          (0.05)           --
                                                               --------       --------       --------       --------      --------
Net asset value, end of year ...............................   $  17.13       $  17.09       $  16.22       $  16.17      $  15.63
                                                               ========       ========       ========       ========      ========
Market price, end of year ..................................   $  16.96       $  16.22       $  15.50       $  14.75      $  14.69
                                                               ========       ========       ========       ========      ========
TOTAL INVESTMENT RETURN(2) .................................       9.88%         10.47%         10.48%          6.10%        (6.96)%
                                                               ========       ========       ========       ========      ========
RATIOS TO AVERAGE NET ASSETS
   OF COMMON SHAREHOLDERS:(3)
Expenses after fees paid indirectly ........................       1.03%          1.04%          1.10%          1.12%         0.99%
Expenses before fees paid indirectly .......................       1.03%          1.05%          1.10%          1.12%         0.99%
Net investment income before preferred share dividends .....       5.85%          6.75%          7.59%          7.85%         7.13%
Preferred share dividends ..................................       0.48%          0.68%          1.56%          2.40%         1.42%
Net investment income available to common shareholders .....       5.37%          6.07%          6.03%          5.45%         5.71%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ............   $192,958       $187,970       $184,600       $177,057      $183,111
Portfolio turnover .........................................          7%            31%             9%             0%            0%
Net assets of common shareholders, end of year (000) .......   $192,801       $192,337       $182,611       $182,075      $175,961
Preferred shares outstanding (000) .........................   $109,550       $109,550       $109,550       $109,550      $ 85,500
Asset coverage per preferred share, end of year ............   $ 69,000       $ 68,893       $ 66,674       $ 66,596      $ 76,489

----------
(1) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(2) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST (BLH)

                                                                                                        FOR THE PERIOD
                                                                    YEAR ENDED DECEMBER 31,           OCTOBER 30, 2001(1)
                                                                ------------------------------              THROUGH
                                                                  2003                  2002        DECEMBER 31, 2001(2),(3)
                                                                --------              --------      ------------------------
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................          $  15.11              $  13.58              $  14.33(4)
                                                                --------              --------              --------
Investment operations:
   Net investment income .............................              1.06                  1.01                  0.09
   Net realized and unrealized gain (loss) ...........              0.18                  1.37                 (0.61)
   Dividends to preferred shareholders
     from net investment income ......................             (0.08)                (0.11)                (0.01)
                                                                --------              --------              --------
Net increase (decrease) from investment operations ...              1.16                  2.27                 (0.53)
                                                                --------              --------              --------
Dividends to common shareholders
   from net investment income ........................             (0.74)                (0.74)                (0.06)
                                                                --------              --------              --------
Capital charges with respect to issuance of:
   Common shares .....................................                --                    --                 (0.03)
   Preferred shares ..................................                --                    --                 (0.13)
                                                                --------              --------              --------
Total capital charges ................................                --                    --                 (0.16)
                                                                --------              --------              --------
Net asset value, end of period .......................          $  15.53              $  15.11              $  13.58
                                                                ========              ========              ========
Market price, end of period ..........................          $  14.70              $  13.46              $  13.15
                                                                ========              ========              ========
TOTAL INVESTMENT RETURN(5) ...........................             14.94%                 7.96%               (11.94)%
                                                                ========              ========              ========
RATIOS TO AVERAGE NET ASSETS
  OF COMMON SHAREHOLDERS:(6)
Expenses after fees paid indirectly ..................              1.12%                 1.13%                 1.15%(7)
Expenses before fees paid indirectly .................              1.14%                 1.17%                 1.15%(7)
Net investment income before preferred share dividends              7.03%                 7.03%                 3.73%(7)
Preferred share dividends ............................              0.53%                 0.80%                 0.26%(7)
Net investment income available to common shareholders              6.50%                 6.23%                 3.47%(7)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) ......          $ 54,510              $ 52,265              $ 47,959
Portfolio turnover ...................................                11%                   41%                    1%
Net assets of common shareholders, end of period (000)          $ 56,415              $ 54,881              $ 49,353
Preferred shares outstanding (000) ...................          $ 31,400              $ 31,400              $ 31,400
Asset coverage per preferred share, end of period ....          $ 69,917              $ 68,702              $ 64,311

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3)   Calculated using the average shares outstanding method.
(4) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(5) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(6) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(7)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST (BPS)

                                                                                                                FOR THE PERIOD
                                                                         YEAR ENDED DECEMBER 31,              AUGUST 25, 1999(1)
                                                            -----------------------------------------------        THROUGH
                                                              2003         2002        2001(2)      2000(2)  DECEMBER 31, 1999(2)
                                                            --------     --------     --------     --------  --------------------
PER COMMON SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period ....................   $  15.61     $  14.65     $  14.62     $  13.40       $  14.33(3)
                                                            --------     --------     --------     --------       --------
Investment operations:
   Net investment income ................................       1.12         1.17         1.17         1.18           0.27

   Net realized and unrealized gain (loss) ..............       0.30         0.73        (0.08)        1.29          (0.66)
   Dividends and distributions to preferred shareholders:
     From net investment income .........................      (0.07)       (0.11)       (0.24)       (0.33)         (0.06)
     In excess of net investment income .................         --           --           --        (0.03)            --
                                                            --------     --------     --------     --------       --------
Net increase (decrease) from investment operations ......       1.35         1.79         0.85         2.11          (0.45)
                                                            --------     --------     --------     --------       --------
Dividends and distributions to common shareholders:
   From net investment income ...........................      (0.87)       (0.83)       (0.82)       (0.82)         (0.21)
   In excess of net investment income ...................         --           --           --        (0.06)         (0.02)
                                                            --------     --------     --------     --------       --------
Total dividends and distributions .......................      (0.87)       (0.83)       (0.82)       (0.88)         (0.23)
                                                            --------     --------     --------     --------       --------
Capital charges with respect to issuance of:
   Common shares ........................................         --           --           --           --          (0.03)
   Preferred shares .....................................         --           --           --        (0.01)         (0.22)
                                                            --------     --------     --------     --------       --------
Total capital charges ...................................         --           --           --        (0.01)         (0.25)
                                                            --------     --------     --------     --------       --------
Net asset value, end of period ..........................   $  16.09     $  15.61     $  14.65     $  14.62       $  13.40
                                                            ========     ========     ========     ========       ========
Market price, end of period .............................   $  15.12     $  14.33     $  14.03     $  13.13       $  13.38
                                                            ========     ========     ========     ========       ========
TOTAL INVESTMENT RETURN(4) ..............................      11.91%        8.19%       13.12%        5.08%         (9.43)%
                                                            ========     ========     ========     ========       ========
RATIOS TO AVERAGE NET ASSETS OF
   COMMON SHAREHOLDERS:(5)
Expenses after fees waived and paid indirectly ..........       1.12%        1.34%        1.11%        1.22%          1.20%(6)
Expenses before fees waived and paid indirectly .........       1.54%        1.75%        1.55%        1.63%          1.61%(6)
Net investment income before preferred
   share dividends ......................................       7.09%        7.69%        7.86%        8.49%          5.63%(6)
Preferred share dividends ...............................       0.46%        0.71%        1.63%        2.60%          1.17%(6)
Net investment income available to common
   shareholders .........................................       6.63%        6.98%        6.23%        5.89%          4.46%(6)
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000) .........   $ 31,892     $ 30,545     $ 30,122     $ 27,920       $ 26,882
Portfolio turnover ......................................          0%           7%          16%          28%             1%
Net assets of common shareholders, end of period (000) ..   $ 32,435     $ 31,454     $ 29,531     $ 29,469       $ 26,995
Preferred shares outstanding (000) ......................   $ 17,500     $ 17,500     $ 17,500     $ 17,500       $ 17,500
Asset coverage per preferred share, end of period .......   $ 71,341     $ 69,939     $ 67,194     $ 67,112       $ 63,571

----------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Financial Management, Inc.
(2) Amounts have been restated to conform to the presentation under the provisions of EITF D-98.
(3) Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
(4) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(5) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
(6)   Annualized.

The information in the above Financial Highlights represents the audited operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's common shares.

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

The BlackRock Insured Municipal 2008 Term Trust Inc. ("Municipal Insured 2008"), The BlackRock Insured Municipal Term Trust Inc. ("Insured Municipal"), The BlackRock Municipal Target Term Trust Inc. ("Municipal Target"), The BlackRock California Insured Municipal 2008 Term Trust Inc. ("California Insured 2008") and The BlackRock New York Insured Municipal 2008 Term Trust Inc. ("New York Insured 2008") were organized as Maryland corporations. The BlackRock Municipal 2018 Term Trust ("Municipal 2018"), The BlackRock Municipal 2020 Term Trust ("Municipal 2020"), The BlackRock Strategic Municipal Trust ("Municipal Strategic"), The BlackRock California Municipal 2018 Term Trust ("California 2018"), The BlackRock Florida Municipal 2020 Term Trust ("Florida 2020"), The BlackRock New York Municipal 2018 Term Trust ("New York 2018") and The BlackRock Pennsylvania Strategic Municipal Trust ("Pennsylvania Strategic") were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust ("Florida Insured 2008") was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts. The 2020 Trusts had no transactions other than each Trust having a sale to BlackRock Funding, Inc. of 8,028 common shares for $115,001. Investment operations for the 2020 Trusts commenced on September 30, 2003.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: Municipal securities (including commitments to purchase such securities on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust's Board of Trustees or Board of Directors as the case may be (each, a "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. A futures contract is valued at the last sale price as of the close of the Commodities exchange on which it trades. Short-term investments may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

      Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. At December 31, 2003, there were no open financial futures contracts in any of the Trusts.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under  the  deferred   compensation   plan   approved  by  the  Trust's   Board,
non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

      The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees/Directors in order to match its deferred compensation obligations.

RECLASSIFICATION OF CAPITAL ACCOUNTS: In order to present undistributed (distribution in excess of) net investment income ("UNII"), accumulated net realized gain ("Accumulated Gain") and paid-in capital ("PIC") more closely to its tax character the following accounts, for each Trust, were increased (decreased):

TRUST                                            UNII                    ACCUMULATED GAIN               PIC
-----                                            ----                    ----------------               ---
Municipal Insured 2008                        $(118,959)                     $118,959               $       --
INSURED MUNICIPAL                              (102,513)                      102,513                       --
Municipal 2018                                   (4,022)                        4,022                       --
Municipal 2020                                   15,000                            --                 (15,000)
Municipal Target                               (205,639)                      205,639                       --
Municipal Strategic                                (799)                          799                       --
California Insured 2008                          (4,696)                        4,696                       --
California 2018                                     (30)                           30                       --
Florida Insured 2008                            (42,028)                       42,028                       --
Florida 2020                                     15,000                            --                 (15,000)
New York Insured 2008                           (96,556)                       96,556                       --
New York 2018                                        --                            --                       --
Pennsylvania Strategic                           (1,468)                        1,468                       --

NOTE 2. AGREEMENTS

      Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts and 2020 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNCFinancial Services Group, Inc. The investment management agreement on the 2018 Trusts, 2020 Trusts and Strategic Trusts covers both investment advisory and administration services. Each 2008 Trust had an Administration Agreement with Princeton Administrators, L.P. ("Princeton"), an indirect wholly owned affiliate of Merrill Lynch &Co., Inc. Insured Municipal had an Administration Agreement with UBS Global Asset Management (US) Inc. ("UBSGAM") (formerly Brinson Advisors, Inc.), an indirect wholly owned asset management subsidiary of UBS AG. Municipal Target had an Administration Agreement with Prudential Investments LLC ("PI"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

      Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal and Municipal Target, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust's average weekly managed assets. The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust's operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

      The administration fee paid to each Trust's respective administrator, other than the 2018 Trusts, 2020 Trusts and Strategic Trusts is computed weekly and payable monthly based on an annual rate, 0.10% to UBSGAM and Princeton and 0.07% to PI, of the Trust's average weekly managed assets.

      On May 22, 2003, the Boards of the 2008 Trusts, Insured Municipal and Municipal Target approved the change of each Trust's current administrator to the Advisor. The new administration agreements become effective September 1, 2003, except for Insured Municipal, which becomes effective August 15, 2003. Each Trust's fee structure, as described above, will remain unchanged under the new administration agreements.

      Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for the 2018 Trusts, 2020 Trusts and the Strategic Trusts. Each Trust's administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

      Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

NOTE 3. PORTFOLIO SECURITIES

      Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2003, were as follows:

TRUST                                PURCHASES        SALES       TRUST                               PURCHASES       SALES
-----                                ---------        -----       -----                               ---------       -----
Municipal Insured 2008             $148,837,448   $131,443,192    California 2018                   $ 12,768,260   $19,674,147
Insured Municipal                    50,720,318     55,255,303    Florida Insured 2008                13,401,877    16,404,451
Municipal 2018                       58,585,736     55,964,881    Florida 2020                       101,058,880            --
Municipal 2020                      449,661,785     56,499,669    New York Insured 2008               20,444,194    26,212,769
Municipal Target                     32,138,832     59,737,448    New York 2018                       10,320,773     9,434,014
Municipal Strategic                  18,414,141     14,101,406    Pennsylvania Strategic                      --     2,565,000
California Insured 2008              40,825,239     42,962,308

At December 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

TRUST                                              COST         APPRECIATION       DEPRECIATION          NET
-----                                              ----         ------------       ------------          ---
Municipal Insured 2008                          $680,297,418     $53,722,780           $62,679      $53,660,100
Insured Municipal                                425,669,945      35,589,414                --       35,589,414
Municipal 2018                                   367,606,950      15,415,664         2,216,698       13,198,966
Municipal 2020                                   461,693,023       7,240,914            14,778        7,226,136
Municipal Target                                 745,192,523      44,196,646                --       44,196,646
Municipal Strategic                              161,144,824      16,148,192         2,228,927       13,919,265
California Insured 2008                          259,938,191      20,470,754             5,729       20,465,025
California 2018                                  146,485,617       4,621,647         2,160,810        2,460,836
Florida Insured 2008                             210,289,965      13,329,061                --       13,329,061
Florida 2020                                     130,072,547       2,011,816            43,518        1,968,299
New York Insured 2008                            274,514,449      23,619,365                36       23,619,329
New York 2018                                     81,860,854       4,634,746           148,449        4,486,297
Pennsylvania Strategic                            44,945,946       3,787,439            60,065        3,727,374

      For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2003. These amounts may be used to offset future realized capital gains, if any:

                                 CAPITAL LOSS                                                    CAPITAL LOSS
TRUST                         CARRYFORWARD AMOUNT    EXPIRES      TRUST                       CARRYFORWARD AMOUNT    EXPIRES
-----                         -------------------    -------      -----                       -------------------    -------
Insured Municipal                 $    1,308           2011       New York 2018                   $  668,608           2010
                                  ==========
Municipal 2018                    $2,036,899           2010                                          431,368           2010
                                  ==========                                                      ----------
Municipal Strategic               $   78,019           2008                                       $1,099,976
                                                                                                  ==========
                                   1,802,842           2009       Pennsylvania Strategic              89,327           2009
                                     760,288           2010                                          408,700           2010
                                  ----------                                                      ----------
                                  $2,641,149                                                      $  498,027
                                  ==========                                                      ==========
California 2018                   $1,287,186           2010
                                  ==========

      Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts. Each of the Strategic Trusts has a tax year-end of June 30th.

NOTE 4. CAPITAL

      There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At December 31, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

                                                                                                    COMMON
                                    SHARES           COMMON                                         SHARES           COMMON
TRUST                             OUTSTANDING     SHARES OWNED    TRUST                           OUTSTANDING     SHARES OWNED
-----                             -----------     ------------    -----                           -----------     ------------
Municipal Insured 2008            27,207,093             --       California 2018                  6,433,028          8,028
Insured Municipal                 25,885,639             --       Florida Insured 2008             8,707,093             --
Municipal 2018                    15,908,028          8,028       Florida 2020                     5,562,128          8,028
Municipal 2020                    20,236,628          8,028       New York Insured 2008           11,257,093             --
Municipal Target                  45,410,639             --       New York 2018                    3,633,028          8,028
Municipal Strategic                7,242,261             --       Pennsylvania Strategic           2,015,492             --
California Insured 2008           10,407,093             --

      TRANSACTIONS IN COMMON SHARES OF BENEFICIAL INTEREST FOR THE PERIOD ENDED DECEMBER 31, 2003 WERE AS FOLLOWS:

                                                     SHARES FROM
                             -----------------------------------------------------------
                                                    UNDERWRITERS'
                                                    EXERCISING THE                                  NET INCREASE
                             INITIAL PUBLIC         OVER-ALLOTMENT          REINVESTMENT             IN SHARES
TRUST                           OFFERING                OPTION              OF DIVIDENDS             OUTSTANDING
-----                        --------------         --------------          ------------            ------------
Municipal 2020                 18,508,028             1,728,600                   --                 20,236,628
Florida 2020                    5,008,028               554,100                   --                  5,562,128

      Offering Costs incurred in connection with the offering of common shares for the Municipal 2020 Term Turst and Florida Municipal 2020 Term Trust have been charged against the proceeds from the initial common share offering of the common shares in the amounts of $540,000 and $135,000, respectively.

      As of December 31, 2003, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

TRUST                              SERIES        SHARES          TRUST                             SERIES         SHARES
-----                              ------        ------          -----                             ------         ------
Municipal Insured 2008                T7         4,660           Municipal Strategic                   W7         2,480
                                      R7         2,060           California Insured 2008               W7         2,622
                                     T28         2,060                                                W28         1,560
                                     R28         2,060           California 2018                       M7         2,221

Insured Municipal                     M7         4,216           Florida Insured 2008                  R7         3,366
                                     M28         2,600           FLORIDA 2020                          F7         1,956

Municipal 2018                        W7         2,752           New York Insured 2008                 F7         2,672
                                      R7         2,752                                                F28         1,710

Municipal 2020                        M7         2,368           New York 2018                         T7         1,256
                                      W7         2,368           Pennsylvania Strategic                W7           700
                                      F7         2,368

Municipal Target                      W7         5,964
                                      F7         3,000
                                     W28         3,000

      Underwriting discounts and offering costs incurred in connection with the 2020 Trust's preferred share offering have been charged to paid-in capital in excess of par of the common shares.

                              UNDERWRITING             OFFERING                                     UNDERWRITING       OFFERING
TRUST                           DISCOUNT                 COST                   TRUST                 DISCOUNT           COST
-----                         ------------             --------             ------------            ------------       --------
Municipal 2020                 $1,776,000              $320,320             Florida 2020               $489,000        $130,560

      Dividends on 7-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended December 31, 2003, were as follows:

TRUST                                  LOW              HIGH     TRUST                                      LOW             HIGH
-----                                  ---              ----     -----                                      ---             ----
Municipal Insured 2008                 0.45%            1.80%    California 2018                           0.40%            1.20%
Insured Municipal                      0.50             1.29     Florida Insured 2008                      0.69             1.84
Municipal 2018                         0.40             1.40     Florida 2020                              1.05             1.35
Municipal 2020                         0.85             1.40     New York Insured 2008                     0.44             1.25
Municipal Target                       0.48             1.45     New York 2018                             0.45             1.25
Municipal Strategic                    0.55             1.30     Pennsylvania Strategic                    0.40             1.30
California Insured 2008                0.40             1.63

      A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

      The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust's Declaration of Trust/Articles Supplementary are not satisfied.

      The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's sub- classification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

NOTE 5. DIVIDENDS

      Subsequent to December 31, 2003, the Board of each Trust declared dividends from undistributed earnings per common share payable February 2, 2004, to shareholders of record on January 15, 2004. The per share common dividends declared were:

                                           COMMON DIVIDEND                                                       COMMON DIVIDEND
TRUST                                         PER SHARE                TRUST                                        PER SHARE
-----                                      ---------------             -----                                     ---------------
Municipal Insured 2008                         $0.066250               California 2018                              $0.061250
Insured Municipal                               0.047917               Florida Insured 2008                          0.062500
Municipal 2018                                  0.065000               Florida 2020                                  0.075000
Municipal 2020                                  0.078125               New York Insured 2008                         0.062500
Municipal Target                                0.047917               New York 2018                                 0.061250
Municipal Strategic                             0.079585               Pennsylvania Strategic                        0.073965
California Insured 2008                         0.064375

The dividends declared on preferred shares for the period January 1, 2004 to January 31, 2004, for each of the Trusts were as follows:

                                           DIVIDENDS                                                        DIVIDENDS
TRUST                      SERIES          DECLARED              TRUST                     SERIES           DECLARED
-----                      ------          ---------             -----                     ------           ---------
Municipal Insured 2008       T7            $ 79,173              California Insured 2008     W7             $54,695
                             R7              39,634                                          W28             27,518
                             T28             34,361              California 2018             M7              37,602
                             R28             78,980              Florida Insured 2008        R7              67,455
Insured Municipal            M7              78,207              Florida 2020                F7              37,030
                             M28             42,874              New York Insured 2008       F7              42,218
Municipal 2018               W7              56,740                                          F28             26,556
                             R7              55,398              New York 2018               T7              17,622
Municipal 2020               M7              42,008              Pennsylvania Strategic      W7              13,853
                             W7              53,020
                             F7              42,150
Municipal Target             W7             116,537
                             F7              53,520
                             W28             48,840
Municipal Strategic          W7              49,727

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors\Trustees and Shareholders of:
   BlackRock Insured Municipal 2008 Term Trust Inc.
   BlackRock Insured Municipal Term Trust Inc.
   BlackRock Municipal 2018 Term Trust
   BlackRock Municipal 2020 Term Trust
   BlackRock Municipal Target Term Trust Inc.
   BlackRock Strategic Municipal Trust
   BlackRock California Insured Municipal 2008 Term Trust Inc.
   BlackRock California Municipal 2018 Term Trust
   BlackRock Florida Insured Municipal 2008 Term Trust
   BlackRock Florida Municipal 2020 Term Trust
   BlackRock New York Insured Municipal 2008 Term Trust Inc.
   BlackRock New York Municipal 2018 Term Trust
   BlackRock Pennsylvania Strategic Municipal Trust

We have audited the accompanying statements of assets and liabilities of the each of the above mentioned Trusts (collectively, the "Trusts"), including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures, included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Trusts as of December 31, 2003, the results of their operations for the year than ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 18, 2004

DIRECTORS/TRUSTEES INFORMATION (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Name, address, age               Andrew F. Brimmer                  Richard E. Cavanagh               Kent Dixon
                                 P.O. Box 4546                      P.O. Box 4546                     P.O. Box 4546
                                 New York, NY 10163-4546            New York, NY 10163-4546           New York, NY 10163-4546
                                 Age: 77                            Age: 57                           Age: 66
------------------------------------------------------------------------------------------------------------------------------------
Current positions held with      Lead Director/Trustee              Director/Trustee                  Director/Trustee
the Trusts                       Audit Committee Chairman(2)        Audit Committee Member            Audit Committee Member(2)
------------------------------------------------------------------------------------------------------------------------------------
Term of office and length of     3 years(4) / since inception       3 years(4) / since inception(5)   3 years(4) / since inception
time served
------------------------------------------------------------------------------------------------------------------------------------
Principal occupations during     President of Brimmer &             President and Chief Executive     Consultant/Investor. Former
the past five years              Company, Inc., a Washington,       Officer of The Conference         President and Chief Executive
                                 D.C.-based economic and            Board, Inc., a leading global     Officer of Empire Federal
                                 financial consulting firm,         business membership               Savings Bank of America and
                                 also Wilmer D. Barrett             organization, from                Banc PLUS Savings Association,
                                 Professor of Economics,            1995-present. Former Executive    former Chairman of the Board,
                                 University of Massachusetts -      Dean of the John F. Kennedy       President and Chief Executive
                                 Amherst. Formerly member of        School of Government at           Officer of Northeast Savings.
                                 the Board of Governors of the      Harvard University from
                                 Federal Reserve System. Former     1988-1995. Acting Director,
                                 Chairman, District of Columbia     Harvard Center for Business
                                 Financial Control Board.           and Government (1991-1993).
                                                                    Formerly Partner (principal)
                                                                    of McKinsey & Company, Inc.
                                                                    (1980- 1988). Former Executive
                                                                    Director of Federal Cash
                                                                    Management, White House Office
                                                                    of Management and Budget
                                                                    (1977-1979). Co-author, THE
                                                                    WINNING PERFORMANCE (best
                                                                    selling management book
                                                                    published in 13 national
                                                                    editions).
------------------------------------------------------------------------------------------------------------------------------------
Number of portfolios overseen    49                                 49                                49
within the fund complex
------------------------------------------------------------------------------------------------------------------------------------
Other Directorships held         Director of CarrAmerica Realty     Trustee: Airplanes Group,         Former Director of ISFA (the
outside of the fund complex      Corporation and Borg-Warner        Aircraft Finance Trust (AFT)      owner of INVEST, a national
                                 Automotive. Formerly Director      and Educational Testing           securities brokerage service
                                 of Airborne Express,               Service (ETS). Director, Arch     designed for banks and thrift
                                 BankAmerica Corporation (Bank      Chemicals, Fremont Group and      institutions).
                                 of America), Bell South            The Guardian Life Insurance
                                 Corporation, College               Company of America.
                                 Retirement Equities Fund
                                 (Trustee), Commodity Exchange,
                                 Inc. (Public Governor),
                                 Connecticut Mutual Life
                                 Insurance Company, E.I. du
                                 Pont de Nemours & Company,
                                 Equitable Life Assurance
                                 Society of the United States,
                                 Gannett Company, Mercedes-Benz
                                 of North America, MNC
                                 Financial Corporation
                                 (American Security Bank), NCM
                                 Capital Management, Navistar
                                 International Corporation, PHH
                                 Corp. and UAL Corporation
                                 (United Airlines).
------------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" relationships, events
or transactions by reason of
which the Trustee is an
interested person as defined
in Section 2(a)(19)(1940 Act)
------------------------------------------------------------------------------------------------------------------------------------

(1) Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
(3) Director/Trustee since inception; appointed Chairman of the Board on 08/22/02.
(4) The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which he is elected.
(5) For the 2008 Trusts, Insured Municipal and Municipal Target appointed Director on 08/11/94.
(6)   For Insured Municipal and Municipal Target appointed Director on 06/19/92.
(7) Except during the periods 8/12/93 through 4/15/97 and 10/31/02 through 11/11/02 for all of the Trusts.

----------------------------------------------------------------------------------------------------------
                               INDEPENDENT DIRECTORS/TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------
Frank J. Fabozzi                     James Clayburn La Force, Jr.         Walter F. Mondale
P.O. Box 4546                        P.O. Box 4546                        P.O. Box 4546
New York, NY 10163-4546              New York, NY 10163-4546              New York, NY 10163-4546
Age: 55                              Age: 75                              Age: 76

----------------------------------------------------------------------------------------------------------
Director/Trustee                     Director/Trustee                     Director/Trustee
----------------------------------------------------------------------------------------------------------
3 years(4) / since inception         3 years(4) / since inception(6)      3 years(4) / since inception(7)
----------------------------------------------------------------------------------------------------------
Consultant. Editor of THE            Dean Emeritus of the John E.         Senior Counsel, Dorsey &
JOURNAL OF PORTFOLIO                 Anderson Graduate School of          Whitney, LLP., a law firm
MANAGEMENT and Frederick Frank       Management, University of            (January 2004-present);
Adjunct Professor of Finance         California since July 1, 1993.       Partner, Dorsey & Whitney,
at the School of Management at       Acting Dean of the School of         LLP., (December 1996-December
Yale University. Author and          Business, Hong Kong University       2003, September 1987-August
editor of several books on           of Science and Technology            1993). Formerly U.S.
fixed income portfolio               1990-1993. From 1978 to              Ambassador to Japan
management. Visiting Professor       September 1993, Dean of the          (1993-1996). Formerly Vice
of Finance and Accounting at         John E. Anderson Graduate            President of the United
the Sloan School of                  School of Management,                States, U.S. Senator and
Management, Massachusetts            University of California.            Attorney General of the State
Institute of Technology from                                              of Minnesota. 1984 Democratic
1986 to August 1992.                                                      Nominee for President of the
                                                                          United States.


----------------------------------------------------------------------------------------------------------
49                                   49                                   49
----------------------------------------------------------------------------------------------------------
Director, Guardian Mutual            Payden & Rygel Investment            Director of United Health
Funds Group (18 portfolios).         Trust, Metzler-Payden                Foundation and the Japan
                                     Investment Trust, Advisors           Society. Member of the Hubert
                                     Series Trust, Arena                  H. Humphrey Institute of
                                     Pharmaceuticals, Inc. and            Public Affairs Advisory Board,
                                     CancerVax Corporation.               The Mike and Maureen Mansfield
                                                                          Foundation, Dean's Board of
                                                                          Visitors of the Medical School
                                                                          at the University of
                                                                          Minnesota, and the Mayo
                                                                          Foundation Advisory Council to
                                                                          the President.

----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        INTERESTED DIRECTORS(1)/TRUSTEES
--------------------------------------------------------------------------------
Ralph L. Schlosstein                       Robert S. Kapito
BlackRock,Inc.                             BlackRock,Inc.
40 East 52nd Street                        40 East 52nd Street
New York, NY 10022                         New York, NY 10022
Age: 52                                    Age: 46
--------------------------------------------------------------------------------
Chairman of the Board(3)                   President and Director/Trustee
--------------------------------------------------------------------------------
3 years(4) / since inception               3 years(4) / since August 22, 2002
--------------------------------------------------------------------------------
Director since 1999 and                    Vice Chairman of BlackRock,
President of BlackRock, Inc.               Inc. Head of the Portfolio
since its formation in 1998                Management Group. Also a
and of BlackRock, Inc.'s                   member of the Management
predecessor entities since                 Committee, the Investment
1988. Member of the Management             Strategy Group, the Fixed
Committee and Investment                   Income and Global Operating
Strategy Group of BlackRock,               Committees and the Equity
Inc. Formerly, Managing                    Investment Strategy Group.
Director of Lehman Brothers,               Responsible for the portfolio
Inc. and Co-head of its                    management of the Fixed
Mortgage and Savings                       Income, Domestic Equity and
Institutions Group. Currently,             International Equity,
Chairman and a Trustee of each             Liquidity, and Alternative
of the closed-end Trusts in                Investment Groups of
which BlackRock Advisors, Inc.             BlackRock. Currently President
acts as investment advisor.                and a Director/Trustee of each
                                           of the closed-end Trusts in
                                           which BlackRock Advisors, Inc.
                                           acts as investment advisor.
--------------------------------------------------------------------------------
49                                         49
--------------------------------------------------------------------------------
Chairman and President of the              Chairman of the Hope and
BlackRock Liquidity Funds (10              Heroes Children's Cancer Fund.
portfolios), Director of                   President of the Board of
Anthracite Capital, Inc.(7)                Directors of the Periwinkle
and Director of several of                 National Theatre for Young
BlackRock's alternative                    Audiences. Director of
investment vehicles.                       icruise.com, Corp.
Currently, a Member of the
Visiting Board of Overseers of
the John F. Kennedy School of
Government at Harvard
University, the Financial
Institutions Center Board of
the Wharton School of the
University of Pennsylvania, a
trustee of the American Museum
of Natural History, a Trustee
of Trinity School in New York
City and a Trustee of New
Visions for Public Education
in New York City. Formerly, a
Director of Pulte Corporation
and a Member of Fannie Mae's
Advisory Council.
--------------------------------------------------------------------------------
Director and President of the              Director and Vice Chairman of
Advisor.                                   the Advisor.

--------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLANS

      Pursuant to each Trust's Dividend Reinvestment Plan (the "Plan"), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

      After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). These Trusts will not issue any new shares under the Plan.

      After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either
(i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

      Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

      The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

      Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

                       ADDITIONAL INFORMATION (UNAUDITED)

      There have been no material changes in the Trusts' investment objectives or policies that have not been approved by the shareholders or to their charters or by-laws or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts' portfolios.

      We are required by the Internal Revenue Code to advise you within 60 days of a Trust's tax year-end as to the Federal tax status of dividends and distributions paid by the Trusts during such tax year. Accordingly, during the tax year-ended December 31, 2003, the Trusts (excluding the Strategic Trusts, which have June 30th tax year-ends) paid dividends and distributions per common share as follows:

                          TAX-EXEMPT    ORDINARY     LONG-TERM
TRUST                       INCOME       INCOME     CAPITAL GAIN      TOTAL
-----                     ----------    --------    ------------      -----
Municipal Insured 2008
   Common Shares           $1.017400    $0.002200    $0.124700      $1.144300
   Preferred Shares:
      T7                    0.035994     0.000104     0.007778       0.043876
      R7                    0.013634     0.000044     0.003147       0.016825
      T28                   0.017558     0.000052     0.003679       0.021289
      R28                   0.015461     0.000050     0.003550       0.019061
Insured Municipal
   Common Shares            0.637204           --     0.024200       0.661404
   Preferred Shares:
      M7                    0.034686           --     0.002360       0.037046
      M28                   0.021446           --     0.001533       0.022979
Municipal 2018
   Common Shares            0.780000           --           --       0.780000
   Preferred Shares:
      W7                    0.041979           --           --       0.041979
      R7                    0.042065           --           --       0.042065
Municipal Target
   Common Shares            0.575004           --     0.024600       0.599604
   Preferred Shares:
      W7                    0.028996           --     0.001301       0.030297
      F7                    0.014566           --     0.000720       0.015286
      W28                   0.016737           --     0.000775       0.017512
California Insured 2008
   Common Shares            0.999000           --     0.090800       1.089800
   Preferred Shares:
      W7                    0.041727           --     0.007149       0.048876
      W28                   0.024841           --     0.004793       0.029635
California 2018
   Common Shares            0.735000           --           --       0.735000
   Preferred Shares M7      0.072878           --           --       0.072878
Florida Insured 2008
   Common Shares            0.809800     0.017100     0.084200       0.911100
   Preferred Shares R7      0.063833     0.001840     0.016237       0.081911
New York Insured 2008
   Common Shares            0.785300     0.008600     0.032300       0.826200
   Preferred Shares:
      F7                    0.048716     0.000617     0.002317       0.051650
      F28                   0.032830     0.000438     0.001645       0.034912
New York 2018
   Common Shares            0.866292           --           --       0.866292
   Preferred Shares R7      0.078969           --           --       0.078969

      Quarterly performance and other information regarding the Trusts may be found on BlackRock's website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock's website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock's website into this report.

      Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito--Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley--Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong--Managing Directors of the Sub-Advisor, Vincent B. Tritto--Director of the Sub-Advisor, and Brian Kindelan--Director of the Advisor.

                      [This Page Intentionally Left Blank]

                           BLACKROCK CLOSED-END FUNDS

Directors/Trustees
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Kevin M. Klingert, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Sub-Advisor(1)
   BlackRock Financial Management, Inc.
   40 East 52nd Street
   New York, NY 10022

Custodian
   State Street Bank and Trust Company
   225 Franklin St.
   Boston, MA 02110

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Auction Agent(1)
   Bank of New York
   100 Church Street, 8th Floor
   New York, NY 10286

Auction Agent(2)
   Deutsche Bank Trust Company Americas
   60 Wall Street, 27th Floor
   New York, NY 10005

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors/Trustees
   Debevoise & Plimpton LLP
   919 THIRD AVENUE
   New York, NY 10022

      This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------
BlackRockAdvisors, Inc.(3)
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Municipal 2018
Municipal 2020
Strategic Municipal
California Municipal 2018
Florida Municipal 2020
New York Municipal 2018
Pennsylvania Strategic
  Municipal

Princeton Administrators, L.P.(3)
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 227-7BFM

Insured Municipal 2008
California Insured
  Municipal 2008
Florida Insured
  Municipal 2008
New York Insured
  Municipal 2008

Prudential Investments LLC(3)
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 227-7BFM

Municipal Target

UBS Global Asset Management (US) Inc.(3)
51 West 52nd Street
21st Floor
New York, NY 10019
(800) 227-7BFM

Insured Municipal

----------
(1)   For the 2018 Trusts and 2020 Trusts.
(2)   For the Trusts, except the 2018 Trusts and 2020 Trusts.
(3) Provided administrative services for the Trust(s) listed directly below its name. Effective September 1, 2003, BlackRock Advisors, Inc. provides the administrative services for all the Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor's proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust [BLACKROCK's LOGO] shares. Statements and other information contained in this report are as dated and are subject to change.

CLF-ANN-4

ITEM 2.  CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant 's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant 's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustees: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $24,300 for the fiscal year ended December 31, 2003 and $21,100 for the fiscal year ended December 31, 2002.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $4,000 for the fiscal year ended December 31, 2003 and $8,000 for the fiscal year ended December 31, 2002.

The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $9,200 for the fiscal year ended December 31, 2003 and $6,100 for the fiscal year ended December 31, 2002.

The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Trust has polices and procedures (the "Policy") for the pre-approval by the Trust's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Trust and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

         For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

         In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

         Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

         The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

         Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

     (ii) All of the services rendered after May 22, 2003 described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Trust for each of the last two fiscal years were $13,200 for the fiscal year ended December 31, 2003 and $14,100 for the fiscal year ended December 31, 2002.

(h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Section 302 Certification of Principal Executive Officer and Principal Financial Officer.

(b) Section 906 Certification of Principal Executive Officer and Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Florida Insured Municipal 2008 Term Trust
            --------------------------------------------------------------------







By:   /s/ Henry Gabbay
   -----------------------------------------------------------------------------
Name: Henry Gabbay
Title: Treasurer
Date: March 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.







By:   /s/ Robert S. Kapito
   -----------------------------------------------------------------------------
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: March 8, 2004







By:   /s/ Henry Gabbay
   -----------------------------------------------------------------------------
Name: Henry Gabbay
Title: Principal Financial Officer
Date: March 8, 2004